                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: June 30, 2004
                          ------------------------

Item 1. Reports to Shareholders

        Anchor Series Trust, SemiAnnual Report at June 30, 2004.

             ANCHOR
             SERIES
             TRUST

                                                   SEMIANNUAL
                                                   REPORT
                                                   JUNE 30, 2004

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Money Market Portfolio......................................    2
                        Government and Quality Bond Portfolio.......................    4
                        Asset Allocation Portfolio..................................   11
                        Growth and Income Portfolio.................................   25
                        Growth Portfolio............................................   28
                        Capital Appreciation Portfolio..............................   33
                        Natural Resources Portfolio.................................   36
                        Multi-Asset Portfolio.......................................   38
                        Strategic Multi-Asset Portfolio.............................   44
                        Statement of Assets and Liabilities.........................   58
                        Statement of Operations.....................................   60
                        Statement of Changes in Net Assets..........................   62
                        Notes to Financial Statements...............................   66
                        Financial Highlights........................................   76
                        Trustee Information.........................................   79

---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our semiannual report for the Anchor
                Series Trust, the underlying investment portfolios for the ICAP II Variable Annuity issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company.

                  The following report contains the investment portfolio
                information and the financial statements of the Anchor Series Trust portfolios for the reporting period ended June 30, 2004. We believe this information will give you some insight into the performance of your underlying investments.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                -s- JAY WINTROB

                Jay Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                August 4, 2004
                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO                 INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (unaudited)

                                                                                     PRINCIPAL      VALUE
                       SHORT-TERM SECURITIES -- 96.3%                                 AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 57.5%
                       ABN Amro Bank 1.27% due 12/30/04............................  $350,000    $   349,967
                       American Express Centurion Bank 1.28% due 09/27/04..........   500,000        500,000
                       Apreco, Inc. 1.14% due 07/19/04.............................   350,000        349,800
                       Archer Daniels Midland Co. 1.08% due 08/17/04...............   400,000        399,436
                       Barclays Bank, PLC 1.22% due 03/24/05.......................   300,000        299,991
                       Bradford & Bingley, PLC 1.12% due 01/07/05..................   300,000        300,000
                       CBA Delaware Finance, Inc. 1.07% due 07/02/04...............   450,000        449,987
                       Chase Manhattan Bank 1.14% due 05/11/05.....................   275,000        275,000
                       Clipper Receivables Corp. 1.23% due 07/15/04................   300,000        299,857
                       CRC Funding, LLC 1.10% due 07/12/04.........................   250,000        249,916
                       Danske Corp. 1.09% due 07/19/04.............................   375,000        374,796
                       Delaware Funding Corp. 1.21% due 07/20/04...................   300,000        299,808
                       Diageo Capital, PLC 1.33% due 07/12/04......................   437,000        436,822
                       Edison Asset Securitization, LLC 1.21% due 07/19/04.........   300,000        299,819
                       Falcon Asset Securitization Corp. 1.32% due 08/02/04........   350,000        349,589
                       Galaxy Funding, Inc. 1.20% due 08/17/04.....................   300,000        299,530
                       Greyhawk Capital Corp. 1.07% due 07/14/04...................   375,000        374,855
                       Morgan Stanley Group, Inc. 1.09% due 07/06/04...............   375,000        374,943
                       Nationwide Building Society 1.14% due 07/23/04(1)...........   250,000        250,000
                       Park Avenue Receivables Corp. 1.21% due 07/15/04............   300,000        299,859
                       Preferred Receivables Funding Corp. 1.21% due 07/13/04......   300,000        299,879
                       Svenska Handelsbanken AB 1.23% due 10/12/04.................   400,000        400,000
                       Wells Fargo Bank NA 1.62% due 10/01/04(1)...................   440,000        440,075
                       Westdeutsche Landesbank NRW 1.06% due 01/27/05..............   400,000        400,000
                       Wilmington Trust Co. 1.10% due 07/26/04.....................   300,000        300,000
                       Windmill Funding Corp. 1.25% due 07/19/04...................   325,000        324,797
                       Yale University 1.10% due 07/07/04..........................   500,000        499,908
                       Yorktown Capital, LLC 1.23% due 07/21/04....................   350,000        349,761
                                                                                                 ------------
                       TOTAL COMMERCIAL PAPER (cost $9,848,395)....................                9,848,395
                                                                                                 ------------
                       CORPORATE SHORT-TERM NOTES -- 11.8%
                       General Electric Capital Services, Inc. 1.32% due
                         08/17/04..................................................   600,000        598,966
                       Granite Mtgs., PLC 1.25% due 12/20/04.......................   124,895        124,895
                       Holmes Financing, PLC 1.04% due 04/15/05(1).................   300,000        300,000
                       Peoples Security Life Insurance Co. 1.27% due
                         08/03/04(1)(2)............................................   500,000        500,000
                       Permanent Financing, PLC 1.16% due 7/10/04(1)...............   300,000        300,000
                       Permanent Financing, PLC 1.17% due 12/10/04(1)..............   205,000        205,000
                                                                                                 ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $2,028,861)..........                2,028,861
                                                                                                 ------------
                       FEDERAL AGENCY OBLIGATIONS -- 27.0%
                       Federal Home Loan Bank 1.50% due 03/01/05...................   300,000        300,000
                       Federal Home Loan Bank 1.63% due 04/15/05...................   300,000        300,802
                       Federal Home Loan Bank 3.88% due 12/15/04...................   300,000        303,614
                       Federal Home Loan Bank Cons. Disc. Notes 1.43% due
                         11/10/04..................................................   219,000        217,868
                       Federal Home Loan Bank Cons. Disc. Notes 1.40% due
                         11/12/04..................................................   250,000        248,706
                       Federal Home Loan Mtg. Corp., Series MTN 1.36% due
                         08/06/04..................................................   300,000        300,027
                       Federal Home Loan Mtg. Disc. Notes 1.19% due 08/16/04.......   700,000        698,954
                       Federal Home Loan Mtg. Disc. Notes 1.20% due 08/18/04.......   450,000        449,292
                       Federal Home Loan Mtg. Disc. Notes 1.19% due 09/17/04.......   500,000        498,711
                       Federal Home Loan Mtg. Disc. Notes 1.19% due 12/29/04.......   500,000        497,008
                       Federal National Mtg. Assoc. Disc. Notes 1.04% due
                         07/01/04..................................................   305,000        305,000

---------------------

                                                                                     PRINCIPAL      VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                              AMOUNT       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)
                       Federal National Mtg. Assoc. Disc. Notes 1.27% due
                         11/03/04..................................................  $300,000    $   298,698
                       Federal National Mtg. Assoc. Disc. Notes 1.38% due
                         02/14/05..................................................   200,000        199,970
                                                                                                 ------------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $4,618,650)..........                4,618,650
                                                                                                 ------------
                       TOTAL SHORT-TERM SECURITIES (cost $16,495,906)..............               16,495,906
                                                                                                 ------------
                       REPURCHASE AGREEMENT -- 3.9%
                       --------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement(3)
                         (cost $665,000)...........................................   665,000        665,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $17,160,906)@                               100.2%                   17,160,906
                       Liabilities in excess of other assets --             (0.2)                      (33,559)
                                                                           ------                  ------------
                       NET ASSETS --                                       100.0%                  $17,127,347
                                                                           ======                  ============

              -----------------------------
               @  See Note 5 for cost of investments on a tax basis
              (1) Variable rate security -- the rate reflected is as of June 30,
                  2004; maturity date reflects next reset date.
              (2) Illiquid security
              (3) See Note 2 for details of Joint Repurchase Agreement

              Portfolio Breakdown as a percentage of net assets (excluding Repurchase Agreements) by industry:

Government Agencies.....................   27.0%
Banks...................................   19.9
Loan Receivables........................   10.8
Receivable Companies....................    7.2
Securities Holding Companies............    6.0
Trade & Term Receivables................    5.7
Trade Receivables.......................    5.5%
Food, Beverage & Tobacco................    4.9
Finance.................................    4.2
Insurance...............................    2.9
Investment Companies....................    2.2
                                           -----
                                           96.3%
                                           =====

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY BOND
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (unaudited)

                                                                                      PRINCIPAL        VALUE
                       ASSET-BACKED SECURITIES -- 5.0%                                 AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 5.0%
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2
                         4.74% due 03/13/40........................................  $ 5,000,000   $  4,840,778
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4
                         4.68% due 08/13/39........................................    5,000,000      4,796,827
                       BMW Vehicle Owner Trust, Series 2001-A A4 5.11% due
                         05/25/06..................................................    1,138,871      1,141,809
                       Capital Auto Receivables Asset Trust, Series 2003-3 A3A
                         2.96% due 01/15/08........................................    4,750,000      4,736,751
                       Carmax Auto Owner Trust, Series 2002-1 A4
                         4.23% due 09/17/07........................................    4,085,000      4,164,586
                       Citibank Credit Card Issuance Trust 2.55% due 01/20/09......    5,000,000      4,898,500
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38........................................    5,000,000      4,558,309
                       Ford Credit Auto Owner Trust, Series 2002-A A 3.62% due
                         01/15/06..................................................    1,135,891      1,141,020
                       Household Automotive Trust, Series 2002-3 A3A 2.75% due
                         06/18/07..................................................    2,805,000      2,816,343
                       Hyundai Auto Receivables Trust, Series 2003-A A3
                         2.33% due 11/15/07........................................    2,185,000      2,166,626
                       MBNA Credit Card Master Note Trust, Series 2003-A11 A11
                         3.65% due 03/15/11........................................    2,335,000      2,295,842
                       Morgan Stanley Capital I, Series 2003-T11 A4 5.15% due
                         06/13/41..................................................    5,000,000      4,965,118
                       Onyx Acceptance Auto Trust, Series 2002-A A3 3.75% due
                         04/15/06..................................................      422,114        423,101
                       Toyota Auto Receivables Owners Trust, Series 2003-B A4
                         2.79% due 01/15/10........................................    2,590,000      2,556,410
                                                                                                   -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $46,320,178)............                  45,502,020
                                                                                                   -------------
                       BONDS & NOTES -- 92.2%
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.5%
                       Lowe's Cos., Inc. 7.50% due 12/15/05........................    5,000,000      5,325,170
                       Target Corp. 5.50% due 04/01/07.............................    5,000,000      5,271,685
                       Wal-Mart Stores, Inc. 6.75% due 10/15/23....................    3,000,000      3,305,604
                                                                                                   -------------
                                                                                                     13,902,459
                                                                                                   -------------
                       CONSUMER STAPLES -- 2.8%
                       Coca-Cola HBC Finance BV 5.13% due 09/17/13.................    5,000,000      4,929,405
                       Diageo Capital, PLC 6.13% due 08/15/05......................    5,000,000      5,197,875
                       Gillette Co. 4.13% due 08/30/07.............................    4,990,000      5,084,506
                       Kimberly-Clark Corp. 5.63% due 02/15/12.....................    5,000,000      5,240,615
                       Unilever Capital Corp. 6.88% due 11/01/05...................    5,000,000      5,271,420
                                                                                                   -------------
                                                                                                     25,723,821
                                                                                                   -------------
                       EDUCATION -- 0.6%
                       Leland Stanford Junior University of California 6.88% due
                         02/01/24..................................................    5,000,000      5,713,000
                                                                                                   -------------
                       ENERGY -- 0.6%
                       ConocoPhillips 3.63% due 10/15/07...........................    5,000,000      4,982,140
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE -- 10.0%
                       Ace INA Holding, Inc. 8.30% due 08/15/06....................  $ 5,000,000   $  5,484,500
                       American Express Co. 3.75% due 11/20/07.....................    5,000,000      4,984,425
                       Axa 8.60% due 12/15/30......................................    3,000,000      3,673,845
                       Bank of America Corp. 6.25% due 04/15/12....................    5,000,000      5,333,820
                       Boeing Capital Corp. 4.75% due 08/25/08.....................    2,995,000      3,050,515
                       Citicorp, Series MTNC 6.75% due 10/15/07....................    5,000,000      5,459,100
                       Countrywide Home Loans, Inc., Series MTNJ 5.50% due
                         08/01/06..................................................    5,000,000      5,210,720
                       Everest Reinsurance Holdings, Inc. 8.50% due 03/15/05.......    1,570,000      1,627,974
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......    1,130,000      1,345,575
                       General Electric Capital Corp., Series MTNA 6.75% due
                         03/15/32..................................................    5,000,000      5,375,075
                       General Reinsurance Corp. 9.00% due 09/12/09................    5,000,000      6,085,500
                       Hartford Life, Inc. 7.38% due 03/01/31......................    5,000,000      5,732,035
                       Household Finance Corp. 6.38% due 10/15/11..................    5,000,000      5,337,035
                       J.P. Morgan & Co., Inc. 6.25% due 12/15/05..................    5,000,000      5,264,650
                       John Hancock 7.38% due 02/15/24*............................    5,000,000      5,549,305
                       Morgan Stanley 5.30% due 03/01/13...........................    5,000,000      4,920,210
                       Ohio National Life Insurance Co. 8.50% due 05/15/26*........      200,000        225,654
                       Postal Square LP 8.95% due 06/15/22.........................    4,275,150      5,412,853
                       Private Export Funding Corp., Series M 5.34% due 03/15/06...    5,000,000      5,208,970
                       US Bancorp 7.50% due 06/01/26...............................      400,000        466,396
                       Wells Fargo Financial, Inc. 5.50% due 08/01/12..............    5,000,000      5,135,950
                                                                                                   -------------
                                                                                                     90,884,107
                                                                                                   -------------
                       HEALTHCARE -- 0.7%
                       Johnson & Johnson 4.95% due 05/15/33........................    3,000,000      2,629,419
                       UnitedHealth Group, Inc. 5.20% due 01/17/07.................    1,685,000      1,753,044
                       UnitedHealth Group, Inc. 7.50% due 11/15/05.................    2,250,000      2,387,468
                                                                                                   -------------
                                                                                                      6,769,931
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 3.1%
                       FedEx Corp., Series 981A 6.72% due 01/15/22.................    4,340,511      4,649,381
                       First Data Corp. 3.38% due 08/01/08.........................    4,000,000      3,898,376
                       General Dynamics Corp. 2.13% due 05/15/06...................    3,615,000      3,555,873
                       SCL Terminal Aereo Santiago SA 6.95% due 07/01/12*..........    4,254,695      4,516,699
                       United Parcel Service, Inc. 8.38% due 04/01/20..............    5,000,000      6,376,775
                       United Technologies Corp. 6.63% due 11/15/04................    5,000,000      5,083,520
                                                                                                   -------------
                                                                                                     28,080,624
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 1.4%
                       Continental Airlines, Inc., Series 98-3 Pass Through 6.32%
                         due 11/01/08..............................................    5,000,000      4,833,481
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    2,705,000      2,991,000
                       Viacom, Inc. 6.40% due 01/30/06.............................    5,000,000      5,259,425
                                                                                                   -------------
                                                                                                     13,083,906
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 1.6%
                       Computer Sciences Corp. 7.38% due 06/15/11..................    3,280,000      3,715,577
                       Hewlett-Packard Co. 7.15% due 06/15/05......................    5,000,000      5,214,230
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............    5,000,000      5,455,145
                                                                                                   -------------
                                                                                                     14,384,952
                                                                                                   -------------
                       MATERIALS -- 0.6%
                       Alcoa, Inc. 4.25% due 08/15/07..............................    5,000,000      5,072,970
                                                                                                   -------------
                       MUNICIPAL BONDS -- 0.7%
                       Illinois State General Obligation Taxable Pension 5.10% due
                         06/01/33..................................................    2,860,000      2,537,564
                       Sonoma County, California Pension Obligation 3.24% due
                         12/01/08..................................................    3,730,000      3,603,329
                                                                                                   -------------
                                                                                                      6,140,893
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.6%
                       Province of British Columbia 4.63% due 10/30/06.............  $ 5,000,000   $  5,150,750
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 36.9%
                       Federal Home Loan Mtg. Corp. 7.50% due 05/01/27.............       22,689         24,494
                       Federal Home Loan Mtg. Corp. 14.75% due 03/01/10............       17,189         19,764
                       Federal National Mtg. Assoc. 4.50% due 11/01/18.............   23,333,635     22,863,653
                       Federal National Mtg. Assoc. 5.00% due 01/01/17.............      371,439        374,097
                       Federal National Mtg. Assoc. 5.00% due 02/01/17.............      139,075        140,070
                       Federal National Mtg. Assoc. 5.00% due 10/01/17.............   14,006,757     14,070,558
                       Federal National Mtg. Assoc. 5.00% due 11/01/17.............    1,996,732      2,005,827
                       Federal National Mtg. Assoc. 5.00% due 12/01/17.............    1,024,499      1,029,166
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............    2,366,721      2,377,501
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............    5,367,790      5,388,443
                       Federal National Mtg. Assoc. 5.00% due 05/01/18.............      594,399        596,514
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............   40,465,662     40,609,689
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............      474,583        477,980
                       Federal National Mtg. Assoc. 5.00% due 11/01/18.............    1,487,121      1,492,414
                       Federal National Mtg. Assoc. 5.00% due 12/01/18.............   13,124,967     13,171,681
                       Federal National Mtg. Assoc. 5.00% due 01/01/19.............    5,116,553      5,134,790
                       Federal National Mtg. Assoc. 5.00% due 02/01/19.............    9,740,481      9,774,222
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............   13,093,081     13,137,750
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............   10,761,835     10,803,734
                       Federal National Mtg. Assoc. 5.00% due 05/01/19.............    9,060,166      9,091,047
                       Federal National Mtg. Assoc. 5.00% due 06/01/19.............   10,122,708     10,157,121
                       Federal National Mtg. Assoc. 6.00% due 12/01/10.............       20,924         21,882
                       Federal National Mtg. Assoc. 6.50% due 06/01/08.............       12,109         12,820
                       Federal National Mtg. Assoc. 6.50% due 08/01/10.............          363            385
                       Federal National Mtg. Assoc. 6.50% due 06/01/11.............        2,728          2,889
                       Government National Mtg. Assoc. 5.00% due 11/15/17..........    1,451,962      1,466,302
                       Government National Mtg. Assoc. 5.00% due 06/15/18..........    3,004,229      3,033,891
                       Government National Mtg. Assoc. 5.00% due 07/15/18..........    1,819,946      1,837,915
                       Government National Mtg. Assoc. 5.00% due 08/15/18..........    4,656,560      4,702,536
                       Government National Mtg. Assoc. 5.00% due 09/15/18..........   11,279,223     11,390,587
                       Government National Mtg. Assoc. 5.00% due 07/15/33..........   13,790,008     13,399,053
                       Government National Mtg. Assoc. 5.00% due 10/15/33..........    1,060,704      1,030,632
                       Government National Mtg. Assoc. 5.00% due 11/15/33..........    1,152,862      1,120,177
                       Government National Mtg. Assoc. 5.00% due 12/15/33..........    2,284,217      2,219,458
                       Government National Mtg. Assoc. 5.00% due 01/15/34..........    2,120,518      2,058,626
                       Government National Mtg. Assoc. 5.00% due 02/15/34..........    2,025,030      1,965,925
                       Government National Mtg. Assoc. 5.00% due 03/15/34..........      998,797        969,644
                       Government National Mtg. Assoc. 5.00% due 04/15/34..........      997,159        968,054
                       Government National Mtg. Assoc. 5.50% due 10/15/32..........      165,460        165,661
                       Government National Mtg. Assoc. 5.50% due 11/15/32..........      836,065        837,083
                       Government National Mtg. Assoc. 5.50% due 12/15/32..........      721,678        722,557
                       Government National Mtg. Assoc. 5.50% due 01/15/33..........   15,987,505     16,002,925
                       Government National Mtg. Assoc. 5.50% due 02/15/33..........   21,749,766     21,770,743
                       Government National Mtg. Assoc. 5.50% due 03/15/33..........   14,546,770     14,560,800
                       Government National Mtg. Assoc. 6.00% due 03/15/28..........       98,777        101,580
                       Government National Mtg. Assoc. 6.00% due 06/15/28..........       43,924         45,170
                       Government National Mtg. Assoc. 6.00% due 08/15/28..........      222,414        228,725
                       Government National Mtg. Assoc. 6.00% due 09/15/28..........       95,641         98,354
                       Government National Mtg. Assoc. 6.00% due 10/15/28..........      353,209        363,230
                       Government National Mtg. Assoc. 6.00% due 11/15/28..........       45,464         46,754
                       Government National Mtg. Assoc. 6.00% due 12/15/28..........      810,659        833,624
                       Government National Mtg. Assoc. 6.00% due 04/15/29..........       31,561         32,436
                       Government National Mtg. Assoc. 6.00% due 01/15/32..........      151,550        155,614
                       Government National Mtg. Assoc. 6.00% due 02/15/32..........        6,320          6,490
                       Government National Mtg. Assoc. 6.00% due 07/15/32..........       51,754         53,142
                       Government National Mtg. Assoc. 6.00% due 09/15/32..........       76,774         78,833

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........  $ 5,094,220   $  5,230,845
                       Government National Mtg. Assoc. 6.00% due 11/15/32..........      209,061        214,668
                       Government National Mtg. Assoc. 6.00% due 01/15/33..........       34,908         35,832
                       Government National Mtg. Assoc. 6.00% due 02/15/33..........      356,648        366,094
                       Government National Mtg. Assoc. 6.00% due 03/15/33..........      642,564        659,583
                       Government National Mtg. Assoc. 6.00% due 04/15/33..........      670,511        688,270
                       Government National Mtg. Assoc. 6.00% due 05/15/33..........    1,439,308      1,477,429
                       Government National Mtg. Assoc. 6.50% due 07/15/09..........       17,136         18,207
                       Government National Mtg. Assoc. 6.50% due 04/15/11..........        3,944          4,190
                       Government National Mtg. Assoc. 6.50% due 01/15/12..........       96,349        102,339
                       Government National Mtg. Assoc. 6.50% due 02/15/12..........       13,255         14,079
                       Government National Mtg. Assoc. 6.50% due 10/15/12..........       37,798         40,148
                       Government National Mtg. Assoc. 6.50% due 11/15/12..........      136,537        145,025
                       Government National Mtg. Assoc. 6.50% due 01/15/13..........       36,035         38,263
                       Government National Mtg. Assoc. 6.50% due 05/15/13..........       68,610         72,853
                       Government National Mtg. Assoc. 6.50% due 01/15/14..........      407,200        432,039
                       Government National Mtg. Assoc. 6.50% due 02/15/14..........       12,763         13,542
                       Government National Mtg. Assoc. 6.50% due 03/15/14..........      245,883        260,881
                       Government National Mtg. Assoc. 6.50% due 04/15/14..........      226,373        240,182
                       Government National Mtg. Assoc. 6.50% due 05/15/14..........      532,665        565,157
                       Government National Mtg. Assoc. 6.50% due 06/15/14..........       17,337         18,394
                       Government National Mtg. Assoc. 6.50% due 07/15/14..........       17,010         18,048
                       Government National Mtg. Assoc. 6.50% due 08/15/14..........      760,471        806,858
                       Government National Mtg. Assoc. 6.50% due 10/15/14..........        2,176          2,309
                       Government National Mtg. Assoc. 6.50% due 01/15/16..........       23,983         25,429
                       Government National Mtg. Assoc. 6.50% due 05/15/23..........       11,462         12,077
                       Government National Mtg. Assoc. 6.50% due 06/15/23..........       32,417         34,156
                       Government National Mtg. Assoc. 6.50% due 07/15/23..........      150,815        158,903
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........      121,887        128,423
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........      229,159        241,449
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      316,179        333,135
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      478,178        503,822
                       Government National Mtg. Assoc. 6.50% due 03/15/26..........      241,578        253,815
                       Government National Mtg. Assoc. 6.50% due 02/15/27..........       26,793         28,155
                       Government National Mtg. Assoc. 6.50% due 12/15/27..........       29,561         31,001
                       Government National Mtg. Assoc. 6.50% due 01/15/28..........      361,089        378,278
                       Government National Mtg. Assoc. 6.50% due 02/15/28..........      241,613        253,115
                       Government National Mtg. Assoc. 6.50% due 03/15/28..........      526,376        551,557
                       Government National Mtg. Assoc. 6.50% due 04/15/28..........      360,776        377,951
                       Government National Mtg. Assoc. 6.50% due 05/15/28..........      609,617        638,637
                       Government National Mtg. Assoc. 6.50% due 06/15/28..........    1,052,582      1,102,693
                       Government National Mtg. Assoc. 6.50% due 07/15/28..........    1,005,678      1,053,553
                       Government National Mtg. Assoc. 6.50% due 08/15/28..........    1,670,565      1,750,091
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........    1,417,009      1,484,478
                       Government National Mtg. Assoc. 6.50% due 10/15/28..........    2,915,959      3,054,771
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........      842,672        882,913
                       Government National Mtg. Assoc. 6.50% due 12/15/28..........    1,048,139      1,098,054
                       Government National Mtg. Assoc. 6.50% due 01/15/29..........      219,732        230,027
                       Government National Mtg. Assoc. 6.50% due 02/15/29..........      189,438        198,421
                       Government National Mtg. Assoc. 6.50% due 03/15/29..........      171,897        179,950
                       Government National Mtg. Assoc. 6.50% due 04/15/29..........      241,438        252,750
                       Government National Mtg. Assoc. 6.50% due 05/15/29..........    1,229,236      1,286,827
                       Government National Mtg. Assoc. 6.50% due 06/15/29..........      295,291        309,126
                       Government National Mtg. Assoc. 6.50% due 01/15/31..........       99,532        104,143
                       Government National Mtg. Assoc. 6.50% due 03/15/31..........      129,309        135,300
                       Government National Mtg. Assoc. 6.50% due 04/15/31..........      440,657        461,072
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........    1,581,929      1,655,219
                       Government National Mtg. Assoc. 6.50% due 06/15/31..........    1,371,765      1,435,318
                       Government National Mtg. Assoc. 6.50% due 07/15/31..........      829,309        867,730
                       Government National Mtg. Assoc. 6.50% due 08/15/31..........      623,658        652,552

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........  $ 1,493,154   $  1,562,332
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........    2,082,573      2,179,059
                       Government National Mtg. Assoc. 6.50% due 11/15/31..........      691,677        723,722
                       Government National Mtg. Assoc. 6.50% due 12/15/31..........    3,739,698      3,912,958
                       Government National Mtg. Assoc. 6.50% due 01/15/32..........    2,887,968      3,021,119
                       Government National Mtg. Assoc. 6.50% due 02/15/32..........    1,680,380      1,757,855
                       Government National Mtg. Assoc. 6.50% due 03/15/32..........      722,996        756,330
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........    1,464,902      1,532,442
                       Government National Mtg. Assoc. 6.50% due 05/15/32..........    3,684,735      3,854,621
                       Government National Mtg. Assoc. 7.00% due 03/15/09..........       12,918         13,781
                       Government National Mtg. Assoc. 7.00% due 06/15/09..........       18,418         19,647
                       Government National Mtg. Assoc. 7.00% due 09/15/10..........       10,592         11,302
                       Government National Mtg. Assoc. 7.00% due 01/15/11..........       67,509         72,006
                       Government National Mtg. Assoc. 7.00% due 03/15/11..........       76,890         82,011
                       Government National Mtg. Assoc. 7.00% due 04/15/11..........       55,595         59,299
                       Government National Mtg. Assoc. 7.00% due 05/15/11..........       99,153        105,758
                       Government National Mtg. Assoc. 7.00% due 07/15/11..........      161,522        172,281
                       Government National Mtg. Assoc. 7.00% due 08/15/11..........       36,285         38,702
                       Government National Mtg. Assoc. 7.00% due 09/15/11..........      163,389        174,272
                       Government National Mtg. Assoc. 7.00% due 11/15/11..........       36,393         38,817
                       Government National Mtg. Assoc. 7.00% due 12/15/11..........      174,542        186,168
                       Government National Mtg. Assoc. 7.00% due 01/15/12..........      424,299        452,438
                       Government National Mtg. Assoc. 7.00% due 12/15/12..........       51,964         55,410
                       Government National Mtg. Assoc. 7.00% due 11/15/23..........        3,657          3,905
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........       89,167         95,223
                       Government National Mtg. Assoc. 7.00% due 11/15/27..........       91,894         97,903
                       Government National Mtg. Assoc. 7.00% due 12/15/27..........       14,364         15,303
                       Government National Mtg. Assoc. 7.00% due 01/15/28..........      209,344        222,799
                       Government National Mtg. Assoc. 7.00% due 02/15/28..........      209,278        222,729
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........      340,118        361,978
                       Government National Mtg. Assoc. 7.00% due 05/15/28..........      207,910        221,273
                       Government National Mtg. Assoc. 7.00% due 06/15/28..........      254,503        270,860
                       Government National Mtg. Assoc. 7.00% due 07/15/28..........      488,818        520,235
                       Government National Mtg. Assoc. 7.00% due 08/15/28..........      368,686        392,383
                       Government National Mtg. Assoc. 7.00% due 09/15/28..........      132,614        141,138
                       Government National Mtg. Assoc. 7.00% due 10/15/28..........      114,560        121,923
                       Government National Mtg. Assoc. 7.00% due 11/15/28..........      264,542        281,544
                       Government National Mtg. Assoc. 7.00% due 12/15/28..........       37,809         40,239
                       Government National Mtg. Assoc. 7.00% due 03/15/29..........       31,265         33,251
                       Government National Mtg. Assoc. 7.00% due 04/15/29..........      143,093        152,180
                       Government National Mtg. Assoc. 7.00% due 05/15/29..........       79,564         84,616
                       Government National Mtg. Assoc. 7.00% due 07/15/29..........       82,274         87,499
                       Government National Mtg. Assoc. 7.00% due 09/15/29..........      411,956        438,117
                       Government National Mtg. Assoc. 7.00% due 10/15/29..........      114,210        121,462
                       Government National Mtg. Assoc. 7.00% due 12/15/29..........      527,967        561,659
                       Government National Mtg. Assoc. 7.00% due 10/15/31..........       44,771         47,590
                       Government National Mtg. Assoc. 7.00% due 04/15/32..........      163,026        173,236
                       Government National Mtg. Assoc. 7.50% due 01/15/22..........        1,580          1,713
                       Government National Mtg. Assoc. 7.50% due 11/15/22..........       31,729         34,406
                       Government National Mtg. Assoc. 7.50% due 01/15/23..........      125,523        135,981
                       Government National Mtg. Assoc. 7.50% due 02/15/23..........        2,236          2,423
                       Government National Mtg. Assoc. 7.50% due 03/15/23..........       87,322         94,597
                       Government National Mtg. Assoc. 7.50% due 04/15/23..........        1,130          1,224
                       Government National Mtg. Assoc. 7.50% due 05/15/23..........       21,511         23,303
                       Government National Mtg. Assoc. 7.50% due 06/15/23..........        2,643          2,863
                       Government National Mtg. Assoc. 7.50% due 07/15/23..........      221,692        240,163
                       Government National Mtg. Assoc. 7.50% due 08/15/23..........        1,255          1,360
                       Government National Mtg. Assoc. 7.50% due 09/15/23..........          716            776
                       Government National Mtg. Assoc. 7.50% due 10/15/23..........      691,470        749,080
                       Government National Mtg. Assoc. 7.50% due 11/15/23..........       43,662         47,300

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 7.50% due 05/15/24..........  $    11,736   $     12,704
                       Government National Mtg. Assoc. 7.50% due 11/15/25..........      961,963      1,040,382
                       Government National Mtg. Assoc. 7.50% due 12/15/25..........    1,477,974      1,598,458
                       Government National Mtg. Assoc. 7.50% due 03/15/27..........    1,149,267      1,240,846
                       Government National Mtg. Assoc. 7.50% due 10/15/27..........      734,399        792,920
                       Government National Mtg. Assoc. 7.50% due 11/15/27..........      223,998        241,847
                       Government National Mtg. Assoc. 7.50% due 02/15/29..........        3,843          4,148
                       Government National Mtg. Assoc. 7.50% due 04/15/29..........      121,322        130,957
                       Government National Mtg. Assoc. 7.50% due 05/15/29..........       58,153         62,772
                       Government National Mtg. Assoc. 7.50% due 06/15/29..........       28,616         30,889
                       Government National Mtg. Assoc. 7.50% due 07/15/29..........      401,081        432,934
                       Government National Mtg. Assoc. 7.50% due 08/15/29..........      560,841        605,381
                       Government National Mtg. Assoc. 7.50% due 09/15/29..........      173,852        187,659
                       Government National Mtg. Assoc. 7.50% due 10/15/29..........      338,735        365,636
                       Government National Mtg. Assoc. 7.50% due 11/15/29..........      480,223        518,361
                       Government National Mtg. Assoc. 7.50% due 12/15/29..........       31,755         34,277
                       Government National Mtg. Assoc. 8.00% due 09/15/29..........       31,519         34,575
                       Government National Mtg. Assoc. 8.00% due 10/15/29..........       10,534         11,556
                       Government National Mtg. Assoc. 8.00% due 11/15/29..........       26,053         28,579
                       Government National Mtg. Assoc. 8.00% due 12/15/29..........       80,289         88,073
                       Government National Mtg. Assoc. 8.00% due 01/15/30..........      243,392        266,826
                       Government National Mtg. Assoc. 8.00% due 03/15/30..........        2,153          2,360
                       Government National Mtg. Assoc. 8.00% due 04/15/30..........      420,672        461,175
                       Government National Mtg. Assoc. 8.00% due 05/15/30..........       63,298         69,392
                       Government National Mtg. Assoc. 8.00% due 06/15/30..........      154,481        169,355
                       Government National Mtg. Assoc. 8.00% due 07/15/30..........       38,791         42,525
                       Government National Mtg. Assoc. 8.00% due 09/15/30..........      282,732        309,954
                       Government National Mtg. Assoc. 8.00% due 10/15/30..........      133,865        146,754
                       Government National Mtg. Assoc. 8.00% due 11/15/30..........       63,605         69,728
                       Government National Mtg. Assoc. 8.00% due 12/15/30..........       21,794         23,892
                       Government National Mtg. Assoc. 8.00% due 02/15/31..........      339,257        371,865
                       Government National Mtg. Assoc. 8.00% due 03/15/31..........      139,145        152,520
                       Government National Mtg. Assoc. 10.00% due 01/20/14.........        9,415         10,430
                       Government National Mtg. Assoc. 10.00% due 03/20/14.........        7,746          8,581
                       Government National Mtg. Assoc. 10.00% due 06/20/14.........        2,833          3,138
                       Government National Mtg. Assoc. 10.00% due 07/20/14.........       21,076         23,348
                       Government National Mtg. Assoc. 10.00% due 04/20/16.........       64,435         71,578
                       Government National Mtg. Assoc. 10.00% due 05/20/16.........       33,294         36,984
                       Government National Mtg. Assoc. 10.00% due 08/20/16.........        6,188          6,873
                       Government National Mtg. Assoc. 10.00% due 01/20/17.........       18,046         20,067
                       Government National Mtg. Assoc. 10.00% due 02/20/17.........       40,093         44,583
                       Government National Mtg. Assoc. 10.00% due 03/20/17.........       15,346         17,025
                       Government National Mtg. Assoc. 11.50% due 02/20/14.........        3,025          3,430
                       Government National Mtg. Assoc. 12.00% due 01/20/16.........          730            833
                       Government National Mtg. Assoc. 12.75% due 07/15/14.........       38,044         43,550
                       Government National Mtg. Assoc. 13.50% due 09/20/14.........        3,166          3,669
                                                                                                   -------------
                                                                                                    335,325,091
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 29.5%
                       United States Treasury Bonds 5.38% due 02/15/31.............   50,000,000     50,427,750
                       United States Treasury Notes 1.50% due 03/31/06.............   60,000,000     58,910,160
                       United States Treasury Notes 1.63% due 09/30/05.............   50,000,000     49,628,900
                       United States Treasury Notes 2.00% due 08/31/05.............   50,000,000     49,890,600
                       United States Treasury Notes 2.00% due 05/15/06.............   50,000,000     49,408,200
                       United States Treasury Notes 5.88% due 11/15/04.............   10,000,000     10,157,810
                                                                                                   -------------
                                                                                                    268,423,420
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       UTILITIES -- 1.6%
                       Bellsouth Corp. 6.55% due 06/15/34..........................  $ 3,000,000   $  2,990,463
                       Hydro-Quebec, Series HY 8.40% due 01/15/22..................    5,000,000      6,422,220
                       KeySpan Corp. 6.15% due 06/01/06............................    5,000,000      5,266,405
                                                                                                   -------------
                                                                                                     14,679,088
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $833,501,664).....................                 838,317,152
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $879,821,842).............                 883,819,172
                                                                                                   -------------

                       REPURCHASE AGREEMENT -- 1.8%
                       -----------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement(1)
                         (cost $16,580,000)........................................   16,580,000     16,580,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $896,401,842)@                           99.0%                       900,399,172
                       Other assets less liabilities --                  1.0                          9,158,001
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $909,557,173
                                                                       ======                      =============

              -----------------------------
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $10,291,658 representing 1.1% of net assets.
               @  See Note 5 for costs of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (UNAUDITED)

                                                                                                       VALUE
                       COMMON STOCK -- 60.8%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.0%
                       Apparel & Textiles -- 0.5%
                       Columbia Sportswear Co.+....................................        4,200   $    229,404
                       Jones Apparel Group, Inc. ..................................       22,000        868,560
                       Kellwood Co. ...............................................        3,200        139,360
                       NIKE, Inc., Class B.........................................       14,900      1,128,675
                       Quiksilver, Inc.+...........................................        5,400        128,574
                       RC2 Corp.+..................................................        4,300        152,650
                       Automotive -- 0.5%
                       General Motors Corp. .......................................       18,600        866,574
                       Monaco Coach Corp. .........................................       15,800        445,086
                       PACCAR, Inc. ...............................................       18,825      1,091,662
                       Superior Industries International, Inc. ....................        5,500        183,975
                       Tesma International, Inc. ..................................        4,900        127,204
                       Housing & Household Durables -- 0.3%
                       D.R. Horton, Inc. ..........................................       34,250        972,700
                       KB Home Corp. ..............................................        3,400        233,342
                       Simpson Manufacturing Co., Inc. ............................        6,200        347,944
                       Retail -- 1.7%
                       AnnTaylor Stores Corp.+.....................................        7,450        215,901
                       Cedar Shopping Centers, Inc. ...............................        8,500         97,665
                       Costco Wholesale Corp. .....................................       53,400      2,193,138
                       Fresh Del Monte Produce, Inc. ..............................        7,300        184,471
                       May Department Stores Co. ..................................       15,600        428,844
                       Neiman Marcus Group, Inc., Class A..........................       30,800      1,714,020
                       Pacific Sunwear of California, Inc.+........................        7,400        144,818
                       Restoration Hardware, Inc.+.................................        2,000         14,620
                       Sears Roebuck & Co. ........................................       11,200        422,912
                       Tiffany & Co. ..............................................       53,400      1,967,790
                       United Natural Foods, Inc.+.................................        8,300        239,953
                       Wal-Mart de Mexico SA de CV ADR.............................       28,300        836,265
                                                                                                   -------------
                                                                                                     15,376,107
                                                                                                   -------------
                       CONSUMER STAPLES -- 4.5%
                       Food, Beverage & Tobacco -- 2.4%
                       Altria Group, Inc. .........................................       11,600        580,580
                       Connors Brothers Income Fund(7).............................       15,100        186,839
                       ConAgra Foods, Inc. ........................................       19,100        517,228
                       Dean Foods Co.+.............................................       15,800        589,498
                       Diageo, PLC ADR.............................................       16,000        876,000
                       Hershey Foods Corp. ........................................       33,000      1,526,910
                       Kroger Co.+.................................................      204,300      3,718,260
                       National Beverage Corp.+....................................       12,800        127,104
                       PepsiCo, Inc. ..............................................       59,900      3,227,412
                       SunOpta, Inc.+..............................................       30,400        259,616
                       SUPERVALU, Inc. ............................................       13,400        410,174

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER STAPLES (continued)
                       Household & Personal Products -- 2.1%
                       Avon Products, Inc. ........................................      100,200   $  4,623,228
                       Central Garden & Pet Co.+...................................        3,400        121,618
                       Estee Lauder Cos., Inc., Class A............................       22,000      1,073,160
                       HNI Corp. ..................................................        2,600        110,058
                       Jarden Corp.+...............................................        4,500        161,955
                       Kimberly-Clark Corp. .......................................       34,400      2,266,272
                       Procter & Gamble Co. .......................................       42,800      2,330,032
                                                                                                   -------------
                                                                                                     22,705,944
                                                                                                   -------------
                       ENERGY -- 5.8%
                       Energy Services -- 3.0%
                       Baker Hughes, Inc. .........................................       54,300      2,044,395
                       Berry Petroleum Co. ........................................        4,700        138,227
                       Energen Corp. ..............................................        3,000        143,970
                       FPL Group, Inc. ............................................       58,000      3,709,100
                       Nabors Industries, Ltd.+....................................       43,000      1,944,460
                       Pinnacle West Capital Corp. ................................       67,000      2,706,130
                       Schlumberger, Ltd. .........................................       41,400      2,629,314
                       Southern Co. ...............................................       14,900        434,335
                       Stone Energy Corp.+.........................................        4,100        187,288
                       Valero Energy Corp. ........................................       12,741        939,776
                       Vermilion Energy Trust+(7)..................................       13,700        184,608
                       Energy Sources -- 2.8%
                       Apache Corp. ...............................................       10,000        435,500
                       Bonavista Energy Trust+(7)..................................       10,800        186,601
                       BP, PLC ADR.................................................       59,600      3,192,772
                       ChevronTexaco Corp. ........................................       12,200      1,148,142
                       Cimarex Energy Co.+.........................................        6,300        190,449
                       Comstock Resources, Inc.+...................................        9,400        182,924
                       ConocoPhillips..............................................        7,440        567,598
                       Devon Energy Corp. .........................................        9,000        594,000
                       Evergreen Resources, Inc.+..................................        2,300         92,920
                       Exxon Mobil Corp. ..........................................       48,200      2,140,562
                       Hydrogenics Corp.+..........................................       26,800        130,784
                       Occidental Petroleum Corp. .................................        2,000         96,820
                       Patina Oil & Gas Corp. .....................................        6,400        191,168
                       Peyto Energy Trust+(6)......................................        6,900        155,282
                       Plains Exploration & Production Co.+........................        8,600        157,810
                       Quantum Fuel Systems Technologies Worldwide, Inc.+..........       31,900        193,952
                       Royal Dutch Petroleum Co. -- New York.......................       50,900      2,630,003
                       St. Mary Land & Exploration Co. ............................        5,300        188,945
                       Tri-Union Development Corp.+(1).............................          295              3
                       Tribo Petroleum Corp. Class A+(1)(8)........................          500              5
                       Unocal Corp. ...............................................       51,500      1,957,000
                                                                                                   -------------
                                                                                                     29,494,843
                                                                                                   -------------
                       FINANCE -- 11.4%
                       Banks -- 4.7%
                       Bank of America Corp. ......................................       84,316      7,134,820
                       Banner Corp. ...............................................        8,400        244,104
                       City National Corp. ........................................        3,500        229,950
                       Dime Community Bancorp, Inc. ...............................        9,100        159,068
                       East-West Bancorp, Inc. ....................................        7,000        214,900
                       First Mutual Bancshares, Inc. ..............................          300          7,575
                       Flagstar Bancorp, Inc. .....................................        8,000        159,040
                       Frontier Financial Corp. ...................................        3,700        129,278
                       Greater Bay Bancorp.........................................        8,000        231,200
                       Greenpoint Financial Corp. .................................       16,150        641,155

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Banks (continued)
                       Investors Financial Services Corp. .........................        5,400   $    235,332
                       Key Corp. ..................................................        1,000         29,890
                       North Fork Bancorp., Inc. ..................................        5,200        197,860
                       Pacific Capital Bancorp.....................................        1,866         52,490
                       Pacific Continental Corp. ..................................          100          1,550
                       PNC Financial Services Group................................       51,000      2,707,080
                       TCF Financial Corp. ........................................       37,200      2,159,460
                       U.S. Bancorp................................................       28,500        785,460
                       USB Holding Co., Inc. ......................................        7,700        176,484
                       Wachovia Corp. .............................................       58,800      2,616,600
                       Washington Federal, Inc. ...................................       28,045        673,080
                       Wells Fargo & Co. ..........................................       88,965      5,091,467
                       Financial Services -- 4.2%
                       A.G. Edwards, Inc. .........................................       19,800        673,794
                       A/S Dampskibsselskabet Torm ADR.............................        7,600        184,460
                       Affiliated Managers Group, Inc.+............................        4,550        229,183
                       Allied Capital Corp. .......................................       16,500        402,930
                       American Capital Strategies, Ltd. ..........................        8,600        240,972
                       Charles Schwab Corp. .......................................       27,300        262,353
                       Clean Power Income Fund+(7).................................       17,800        119,468
                       Citigroup, Inc. ............................................       93,900      4,366,350
                       Countrywide Credit Industries, Inc. ........................       18,950      1,331,237
                       Fannie Mae..................................................        9,400        670,784
                       Fidelity National Financial, Inc. ..........................       43,828      1,636,538
                       First Albany Cos., Inc. ....................................       10,200        102,408
                       Franklin Resources, Inc. ...................................       11,900        595,952
                       Freddie Mac.................................................       59,200      3,747,360
                       Harbor Florida Bancshares, Inc. ............................        6,600        181,566
                       J.P. Morgan Chase & Co. ....................................      120,300      4,664,031
                       MGIC Investment Corp. ......................................        6,401        485,580
                       Morgan Stanley..............................................        9,800        517,146
                       Oriental Financial Group, Inc. .............................        6,800        184,076
                       Piper Jaffray Co.+..........................................          300         13,569
                       PRG -- Shultz International, Inc.+..........................       36,200        198,014
                       T. Rowe Price Group, Inc. ..................................        8,100        408,240
                       United Panam Financial Corp.+...............................          300          5,115
                       Universal American Financial Corp.+.........................       10,700        117,486
                       Insurance -- 2.5%
                       ACE, Ltd. ..................................................       49,000      2,071,720
                       AFLAC, Inc. ................................................       16,400        669,284
                       Allstate Corp. .............................................      125,400      5,837,370
                       Ambac Financial Group, Inc. ................................        8,700        638,928
                       Equity Insurance Managers, Inc. ............................       20,000        185,800
                       HCC Insurance Holdings, Inc. ...............................       41,500      1,386,515
                       Navigators Group, Inc.+.....................................        4,400        127,116
                       PMI Group, Inc. ............................................        7,535        327,923
                       RenaissanceRe Holdings, Ltd. ...............................        2,500        134,875
                       StanCorp Financial Group, Inc. .............................        6,000        402,000
                       Stewart Information Services Corp. .........................        5,600        189,112
                       XL Capital, Ltd., Class A...................................       11,000        830,060
                                                                                                   -------------
                                                                                                     58,017,158
                                                                                                   -------------
                       HEALTHCARE -- 8.4%
                       Drugs -- 5.5%
                       Abbott Laboratories.........................................       10,600        432,056
                       Accredo Health, Inc.+.......................................        5,900        229,805
                       Allergan, Inc. .............................................        5,100        456,552

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       AmerisourceBergen Corp. ....................................       10,500   $    627,690
                       Amgen, Inc.+................................................        6,100        332,877
                       Amylin Pharmaceuticals, Inc.+...............................          500         11,400
                       Antigenics, Inc.+...........................................       15,600        133,536
                       Bristol-Myers Squibb Co. ...................................      106,100      2,599,450
                       Cardinal Health, Inc. ......................................       67,100      4,700,355
                       Corixa Corp.+...............................................       62,400        291,408
                       Delaware Labs, Inc.+........................................        5,100        158,202
                       Dendreon Corp.+.............................................       24,900        305,025
                       Eden Bioscience Corp.+......................................       15,200         12,920
                       Express Scripts, Inc., Class A+.............................       20,700      1,640,061
                       Gene Logic, Inc. ...........................................       16,100         65,205
                       Medicis Pharmaceutical Corp., Class A.......................        4,800        191,760
                       Merck & Co., Inc. ..........................................       43,400      2,061,500
                       Mylan Laboratories, Inc. ...................................      291,200      5,896,800
                       Myriad Genetics, Inc.+......................................        8,900        132,788
                       Neose Technologies, Inc.+...................................       17,200        143,276
                       Pain Therapeutics, Inc.+....................................       16,800        135,408
                       Pfizer, Inc. ...............................................      145,500      4,987,740
                       Pharmacyclics, Inc.+........................................       15,000        152,550
                       Teva Pharmaceutical Industries, Ltd. ADR....................       26,000      1,749,540
                       Watson Pharmaceuticals, Inc.+...............................        5,500        147,950
                       Zymogenetics, Inc.+.........................................       10,000        190,000
                       Health Services -- 0.7%
                       Caremark Rx, Inc.+..........................................        3,000         98,820
                       Covance, Inc.+..............................................       32,700      1,261,566
                       Health Net, Inc.+...........................................        2,000         53,000
                       IMS Health, Inc. ...........................................       55,101      1,291,567
                       Neurocrine Biosciences, Inc.+...............................        1,500         77,775
                       Owens & Minor, Inc. ........................................        7,000        181,300
                       Universal Health Services, Inc. ............................       10,800        495,612
                       Weight Watchers International, Inc.+........................        3,500        136,990
                       Medical Products -- 2.2%
                       Advanced Neuromodulation Systems, Inc.+.....................        6,700        219,760
                       Affymetrix, Inc.+...........................................        7,100        232,383
                       Applied Biosystems Group -- Applera Corp. ..................        4,700        102,225
                       Baxter International, Inc. .................................       70,000      2,415,700
                       Becton Dickinson & Co. .....................................        8,800        455,840
                       Biosite, Inc.+..............................................        3,600        161,712
                       Cell Genesys, Inc.+.........................................       14,300        148,577
                       Emisphere Technologies, Inc.+...............................       25,100        102,910
                       Genentech, Inc.+............................................        5,000        281,000
                       Guidant Corp. ..............................................        7,400        413,512
                       ICOS Corp.+.................................................       14,000        417,760
                       Johnson & Johnson...........................................       64,100      3,570,370
                       Medtronic, Inc. ............................................       26,000      1,266,720
                       Microvision, Inc.+..........................................       18,300        153,720
                       OraSure Technologies, Inc.+.................................       32,800        319,144
                       Sangamo Biosciences, Inc.+..................................        5,000         30,100
                       SonoSite, Inc.+.............................................       25,800        616,878
                       Varian Medical Systems, Inc.+...............................        3,500        277,725
                                                                                                   -------------
                                                                                                     42,568,520
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 6.8%
                       Aerospace & Military Technology -- 1.6%
                       Boeing Co. .................................................      119,500      6,105,255
                       Esterline Technologies Corp.+...............................        2,700         79,731

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL (continued)
                       Aerospace & Military Technology (continued)
                       General Dynamics Corp. .....................................        7,000   $    695,100
                       Lockheed Martin Corp. ......................................        3,300        171,864
                       Northrop Grumman Corp. .....................................       20,100      1,079,370
                       Triumph Group, Inc.+........................................        4,000        127,720
                       Business Services -- 2.1%
                       Acxiom Corp. ...............................................       39,800        988,234
                       Building Materials Holding Corp. ...........................       11,000        208,230
                       Convergys Corp.+............................................       10,900        167,860
                       CSS Industries, Inc. .......................................        3,400        119,136
                       DRS Technologies, Inc.+.....................................        6,400        204,160
                       Duratek, Inc.+..............................................        9,100        137,501
                       Esco Technologies, Inc.+....................................        2,600        138,736
                       Euronet Services, Inc.+.....................................        9,700        224,361
                       Exult, Inc.+................................................       48,700        262,006
                       Fair Issac Corp. ...........................................        8,750        292,075
                       First Consulting Group, Inc.+...............................       10,200         56,304
                       First Data Corp. ...........................................      103,900      4,625,628
                       Genuine Parts Co. ..........................................       12,900        511,872
                       Getty Images, Inc.+.........................................        8,900        534,000
                       Gevity HR, Inc. ............................................        8,200        214,758
                       Griffon Corp.+..............................................        8,000        178,240
                       Headwaters, Inc.+...........................................       15,900        412,287
                       McClatchy Co. ..............................................          500         35,075
                       Randgold Resources, Ltd.+...................................       21,000        185,220
                       Republic Services, Inc. ....................................       23,000        665,620
                       Robert Half International, Inc. ............................       10,000        297,700
                       Skillsoft, PLC+.............................................       14,700        111,720
                       Sovran Self Storage, Inc. ..................................        3,200        122,176
                       Machinery -- 0.6%
                       Cascade Corp. ..............................................        5,000        156,250
                       Federal Signal Corp. .......................................       23,300        433,613
                       Lincoln Electric Holdings, Inc. ............................       16,200        552,258
                       Magna International, Inc., Class A -- ADR...................       16,900      1,439,373
                       Teleflex, Inc. .............................................       12,400        621,860
                       Multi-Industry -- 2.2%
                       Dionex Corp.+...............................................        4,500        248,265
                       General Electric Co.........................................       79,400      2,572,560
                       Honeywell International, Inc. ..............................      112,400      4,117,212
                       Tyco International, Ltd. ...................................      118,000      3,910,520
                       Transportation -- 0.3%
                       Expeditors International of Washington, Inc. ...............       10,100        499,041
                       Genesee & Wyoming, Inc.+....................................        5,100        120,870
                       Stelmar Shipping, Ltd. .....................................        3,100        102,765
                       United Parcel Service, Inc. ................................        7,500        563,775
                       West Marine, Inc.+..........................................        8,900        238,965
                                                                                                   -------------
                                                                                                     34,529,266
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 5.3%
                       Broadcasting & Media -- 1.9%
                       Comcast Corp., Class A+.....................................       52,014      1,457,952
                       Comcast Corp., Special Class A+.............................       85,200      2,352,372
                       Knight-Ridder, Inc. ........................................        4,000        288,000
                       Liberty Media Corp.+........................................      192,100      1,726,979
                       Liberty Media International, Inc.+..........................        9,605        356,346
                       Movie Gallery, Inc. ........................................        9,400        183,770
                       Univision Communications, Inc., Class A+....................       10,700        341,651

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Broadcasting & Media (continued)
                       Viacom, Inc., Class A.......................................       21,700   $    788,795
                       Viacom, Inc., Class B.......................................       52,000      1,857,440
                       Walt Disney Co. ............................................        8,700        221,763
                       Entertainment Products -- 0.8%
                       Dupont Photomasks, Inc.+....................................        5,600        113,848
                       Electronic Arts, Inc.+......................................        1,500         81,825
                       Mattel, Inc. ...............................................      202,100      3,688,325
                       Readers Digest Association, Inc. ...........................        8,300        132,717
                       Leisure & Tourism -- 2.6%
                       Alaska Air Group, Inc.+.....................................       32,700        780,549
                       Atlantic Coast Airlines Holdings, Inc.+.....................       30,700        176,218
                       Carmike Cinemas, Inc.+......................................        4,800        189,360
                       Carnival Corp. .............................................      138,800      6,523,600
                       Hilton Hotels Corp. ........................................       20,800        388,128
                       Intrawest Corp. ............................................       15,300        244,035
                       Jack In The Box, Inc.+......................................        1,400         41,580
                       Mandalay Resort Group.......................................       21,900      1,503,216
                       McDonald's Corp. ...........................................       18,900        491,400
                       Papa John's International, Inc.+............................        6,200        183,148
                       ResMed, Inc.+...............................................        2,200        112,112
                       Starbucks Corp.+............................................       12,600        547,848
                       WestCoast Hospitality Corp.+................................       32,700        174,945
                       Winston Hotels..............................................       11,800        122,130
                       Yum! Brands, Inc.+..........................................       40,500      1,507,410
                                                                                                   -------------
                                                                                                     26,577,462
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 9.5%
                       Communication Equipment -- 0.1%
                       REMEC, Inc.+................................................       20,000        126,400
                       ViaSat, Inc.+...............................................        8,700        217,065
                       Wireless Facilities, Inc.+..................................       22,400        220,192
                       Computers & Business Equipment -- 2.4%
                       Advanced Digital Information Corp.+.........................       33,000        320,100
                       Diebold, Inc. ..............................................       22,800      1,205,436
                       Electronics for Imaging, Inc.+..............................       20,400        576,504
                       Harris Corp. ...............................................       19,800      1,004,850
                       Hewlett-Packard Co. ........................................      130,000      2,743,000
                       InFocus Corp.+..............................................        3,000         25,500
                       International Business Machines Corp. ......................       50,000      4,407,500
                       Komag, Inc.+................................................       19,542        273,002
                       RadiSys Corp.+..............................................       27,300        506,961
                       Synopsys, Inc.+.............................................       48,300      1,373,169
                       Electronics -- 2.1%
                       Applied Materials, Inc.+....................................        6,500        127,530
                       Arrow Electronics, Inc.+....................................        8,100        217,242
                       AU Optronics Corp. .........................................       57,750        943,635
                       Credence Systems Corp.+.....................................        6,300         86,940
                       Cubic Corp. ................................................        5,400        113,022
                       Digimarc Corp.+.............................................       28,000        373,800
                       Electro Scientific Industries, Inc.+........................       10,000        283,100
                       Emerson Electric Co. .......................................        4,800        305,040
                       FEI Co.+....................................................       11,500        274,965
                       Hutchinson Technology, Inc.+................................        9,200        226,228
                       Intel Corp. ................................................      112,700      3,110,520
                       KLA-Tencor Corp.+...........................................        2,700        133,326

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Lattice Semiconductor Corp.+................................       25,800   $    180,858
                       LSI Logic Corp.+............................................       11,300         86,106
                       Microchip Technology, Inc. .................................       79,250      2,499,545
                       Photon Dynamics, Inc.+......................................        3,400        119,238
                       Pixelworks, Inc.+...........................................       30,850        472,622
                       Power Integrations, Inc.+...................................        3,500         87,150
                       Tektronix, Inc. ............................................       21,500        731,430
                       Trimble Navigation, Ltd.+...................................        9,100        252,889
                       TriQuint Semiconductor, Inc.+...............................       13,700         74,802
                       Internet Content -- 0.3%
                       Aquantive, Inc.+............................................       24,700        244,036
                       Ariba, Inc.+................................................        8,800         17,424
                       Corillian Corp.+............................................       36,200        182,448
                       Lionbridge Technologies, Inc.+..............................       27,600        211,140
                       Primus Knowledge Solutions, Inc.+...........................      125,200        230,368
                       Sumtotal Systems, Inc.+.....................................       39,906        259,389
                       WatchGuard Technologies, Inc.+..............................       15,700        113,354
                       Software -- 3.0%
                       Actuate Corp.+..............................................        7,000         27,650
                       Adobe Systems, Inc. ........................................       29,200      1,357,800
                       Ansys, Inc.+................................................        2,800        131,600
                       Atari, Inc.+................................................       75,200        181,232
                       BMC Software, Inc.+.........................................       56,700      1,048,950
                       BSQUARE Corp.+..............................................      126,700        126,700
                       Computer Associates International, Inc. ....................      137,200      3,849,832
                       Geac Computer, Ltd.+........................................       29,800        203,832
                       Immersion Corp.+............................................       19,300         92,061
                       Intraware, Inc.+............................................      134,300        241,740
                       Microsoft Corp. ............................................      191,200      5,460,672
                       NetIQ Corp.+................................................       12,500        165,000
                       Nuance Communications, Inc.+................................       24,700        112,632
                       Online Resources & Communications Corp.+....................       28,000        189,840
                       Onyx Software Corp.+........................................       51,887        215,331
                       PDF Solutions, Inc.+........................................       20,000        169,400
                       Peoplesoft, Inc.+...........................................       31,700        586,450
                       Quest Software, Inc.+.......................................        6,300         81,270
                       Scansoft, Inc.+.............................................       51,900        256,905
                       Siebel Systems, Inc.+.......................................       72,000        768,960
                       Sybase, Inc.+...............................................        6,000        108,000
                       Telecommunications -- 1.6%
                       ALLTEL Corp. ...............................................       13,000        658,060
                       Asia Satellite Telecommunication Holdings, Ltd. ............       10,500        176,925
                       Cisco Systems, Inc.+........................................       13,500        319,950
                       Gilat Satellite Networks, Ltd.+.............................        5,370         30,877
                       Interdigital Commerce Corp.+................................       11,800        221,958
                       Motorola, Inc. .............................................      183,000      3,339,750
                       NTN Communications, Inc.+...................................       26,500         83,210
                       Omi Corp. ..................................................       11,700        139,230
                       Primus Telecommunications Group, Inc.+......................       23,600        119,888
                       SBC Communications, Inc. ...................................       87,300      2,117,025
                       United States Cellular Corp.+...............................        5,400        208,170
                       Verizon Communications, Inc. ...............................       14,500        524,755
                                                                                                   -------------
                                                                                                     48,273,481
                                                                                                   -------------

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       MATERIALS -- 1.6%
                       Chemicals -- 0.5%
                       Albemarle Corp. ............................................        6,200   $    196,230
                       Cabot Corp. ................................................       16,300        663,410
                       Dow Chemical Co. ...........................................       10,600        431,420
                       du Pont (E.I.) de Nemours and Co. ..........................        3,000        133,260
                       Monsanto Co. ...............................................       17,700        681,450
                       Valspar Corp. ..............................................       12,400        625,456
                       Forest Products -- 0.3%
                       Plum Creek Timber Co., Inc. ................................       32,000      1,042,560
                       Timberwest Forest Corp.+(7).................................       12,000        120,765
                       Weyerhaeuser Co. ...........................................        5,600        353,472
                       Metals & Minerals -- 0.8%
                       Alcoa, Inc. ................................................       37,800      1,248,534
                       Cemex SA....................................................       15,500        451,050
                       Fording Canadian Coal Trust(7)..............................        3,900        164,190
                       Greenbrier Cos., Inc.+......................................       17,900        340,995
                       Labrador Iron Ore Royalty Income Fund+(7)...................       13,900        179,809
                       Lennox International, Inc. .................................        7,200        130,320
                       Liquidmetal Technologies, Inc.+.............................       55,900         79,378
                       Metal Management, Inc.+.....................................        5,900        116,879
                       Oregon Steel Mills, Inc.+...................................       15,400        226,996
                       Precision Castparts Corp. ..................................        5,500        300,795
                       Quaker Chemical Corp. ......................................        4,800        132,576
                       Schnitzer Steel Industries, Inc. ...........................       14,050        477,138
                       Stillwater Mining Co.+......................................        3,900         58,539
                       Suburban Propane Partners LP(7).............................        3,800        122,284
                                                                                                   -------------
                                                                                                      8,277,506
                                                                                                   -------------
                       REAL ESTATE -- 4.1%
                       Real Estate Companies -- 0.2%
                       Alexandria Real Estate Equities, Inc. ......................        7,500        425,850
                       Entertainment Properties Trust..............................        4,900        175,126
                       Friedman, Billings, Ramsey Group, Inc. .....................        7,200        142,488
                       Real Estate Investment Trusts -- 3.9%
                       AMB Property Corp. .........................................       20,300        702,989
                       Annaly Mtg. Management, Inc. ...............................       12,600        213,696
                       Apartment Investment & Management Co., Class A..............       23,000        715,990
                       Arden Realty Group, Inc. ...................................       10,100        297,041
                       AvalonBay Communities, Inc. ................................        8,800        497,376
                       Boston Properties, Inc. ....................................        6,900        345,552
                       Capital Automotive REIT.....................................       17,300        507,409
                       CarrAmerica Realty Corp. ...................................       12,800        386,944
                       CenterPoint Properties Corp. ...............................        2,500        191,875
                       Corporate Office Properties Trust...........................       34,600        859,810
                       Developers Diversified Realty Corp. ........................       17,700        626,049
                       Duke Realty Corp. ..........................................       14,800        470,788
                       Equity Office Properties Trust..............................       36,500        992,800
                       Equity Residential..........................................       35,300      1,049,469
                       FelCor Lodging Trust, Inc.+.................................       14,300        173,030
                       General Growth Properties, Inc. ............................       58,000      1,715,060
                       Health Care Property Investors, Inc. .......................       89,100      2,141,964
                       Healthcare Realty Trust, Inc. ..............................        8,300        311,084
                       Hospitality Properties Trust................................       16,600        702,180
                       Host Marriott Corp.+........................................       15,400        190,344
                       iStar Financial, Inc. ......................................        9,900        396,000
                       Kimco Realty Corp. .........................................       14,600        664,300
                       Macerich Co. ...............................................       18,000        861,660

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       REAL ESTATE (continued)
                       Real Estate Investment Trusts (continued)
                       Mills Corp. ................................................       12,900   $    602,430
                       Nationwide Health Properties, Inc. .........................       54,400      1,028,160
                       ProLogis....................................................       20,100        661,692
                       Public Storage, Inc. .......................................        6,800        312,868
                       Shurgard Storage Centers, Inc. .............................        8,400        314,160
                       Simon Property Group, Inc. .................................       20,000      1,028,400
                       SL Green Realty Corp. ......................................        7,100        332,280
                       United Dominion Realty Trust, Inc. .........................       18,300        361,974
                       Vornado Realty Trust........................................        6,300        359,793
                                                                                                   -------------
                                                                                                     20,758,631
                                                                                                   -------------
                       UTILITIES -- 0.4%
                       Electric Utilities -- 0.4%
                       NiSource, Inc. .............................................       77,500      1,598,050
                                                                                                   -------------
                       Gas & Pipeline Utilities -- 0.0%
                       Tidewater, Inc. ............................................       11,600        345,680
                                                                                                   -------------
                                                                                                      1,943,730
                                                                                                   -------------
                       TOTAL COMMON STOCK (cost $275,285,748)......................                 308,522,648
                                                                                                   -------------

                                                                                      PRINCIPAL
                       BONDS & NOTES -- 32.3%                                          AMOUNT
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.0%
                       Ford Motor Co. 6.38% due 02/01/29...........................  $   200,000        169,022
                                                                                                   -------------
                       CONSUMER STAPLES -- 0.5%
                       ConAgra, Inc. 8.25% due 09/15/30............................    1,500,000      1,832,384
                       Fred Meyer, Inc. 7.45% due 03/01/08.........................      800,000        887,744
                                                                                                   -------------
                                                                                                      2,720,128
                                                                                                   -------------
                       ENERGY -- 1.7%
                       Arizona Public Service Co. 6.50% due 03/01/12...............    1,000,000      1,068,316
                       Burlington Resources Finance Co. 6.68% due 02/15/11.........    1,000,000      1,093,223
                       Covanta Energy Corp. 8.25% due 03/15/11.....................      776,736        667,993
                       Covanta Energy Corp. Escrow+(1).............................    1,500,000              0
                       Hanover Compressor Co. 4.75% due 03/15/08...................      750,000        696,563
                       Petro-Canada 4.00% due 07/15/13.............................    1,000,000        893,275
                       Petrobas International Finance Co. 9.75% due 07/06/11.......    1,500,000      1,627,500
                       Phillips Petroleum Co. 8.75% due 05/25/10...................    1,250,000      1,510,802
                       Tesoro Petroleum Corp., Series B 9.00% due 07/01/08.........    1,000,000      1,030,000
                       Tri-Union Development Corp. 12.50% due 06/01/06(1)..........      423,000        238,995
                       Tri-Union Development Corp., Series AI 12.50% due
                         06/01/06(1)...............................................       31,250         17,656
                                                                                                   -------------
                                                                                                      8,844,323
                                                                                                   -------------
                       FINANCE -- 3.8%
                       Athena Neurosciences Finance, LLC 7.25% due 02/21/08........      750,000        746,250
                       Bank of America Mtg. Securities, Inc. 5.50% due 05/25/34....    1,950,570      1,940,008
                       CIT Group, Inc. 7.38% due 04/02/07..........................      500,000        547,018
                       Citigroup, Inc. 6.75% due 12/01/05..........................      750,000        791,226
                       Citigroup, Inc. 7.25% due 10/01/10..........................    1,000,000      1,126,205
                       Credit Suisse First Boston Mtg. Securities Corp. 5.75% due
                         04/25/33..................................................    1,874,617      1,862,667
                       DVI, Inc. 9.88% due 02/01/04+(4)(5)(9)......................    1,450,000        275,500
                       Fifth Third Bancorp. 2.70% due 01/30/07.....................      250,000        246,403
                       Ford Motor Credit Co. 7.38% due 02/01/11....................    1,200,000      1,265,720
                       General Motors Acceptance Corp. 7.75% due 01/19/10..........    1,000,000      1,085,574
                       Goldman Sachs Group, Inc. 6.88% due 01/15/11................    1,000,000      1,097,771
                       HIH Capital, Ltd. 7.50% due 09/25/06*.......................      250,000        220,000
                       HIH Capital, Ltd. 7.50% due 09/25/06........................      500,000        437,500

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Jefferies Group, Inc. 7.75% due 03/15/12....................  $ 1,000,000   $  1,133,153
                       Legg Mason, Inc. 6.75% due 07/02/08.........................      500,000        542,172
                       Merrill Lynch & Co., Inc. 6.00% due 02/17/09................    1,000,000      1,062,987
                       Morgan Stanley Group, Inc. 6.75% due 04/15/11...............    1,000,000      1,095,869
                       PDVSA Finance, Ltd. 8.50% due 11/16/12......................    1,000,000      1,040,000
                       Vendee Mtg. Trust 7.50% due 11/15/14........................    1,718,000      1,806,343
                       Wells Fargo & Co. 4.63% due 04/15/14........................      750,000        706,370
                                                                                                   -------------
                                                                                                     19,028,736
                                                                                                   -------------
                       HEALTHCARE -- 1.0%
                       Cardinal Health, Inc. 6.75% due 02/15/11....................    1,500,000      1,654,543
                       HCA, Inc. 8.75% due 09/01/10................................    1,500,000      1,712,794
                       HEALTHSOUTH Corp. 7.63% due 06/01/12........................      750,000        706,875
                       IVAX Corp. 4.50% due 05/15/08...............................      750,000        742,500
                       Nektar Therapeutics 5.00% due 02/08/07......................      250,000        254,688
                       Vertex Pharmaceuticals, Inc. 5.00% due 09/19/07.............      250,000        235,938
                                                                                                   -------------
                                                                                                      5,307,338
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 1.7%
                       Allied Waste North America, Inc. 7.88% due 04/15/13.........      750,000        783,750
                       Cendant Corp. 6.88% due 08/15/06............................    1,000,000      1,068,502
                       Great Lakes Dredge & Dock Corp. 7.75% due 12/15/13..........      750,000        633,750
                       Jefferson Smurfit Corp. 8.25% due 10/01/12..................      500,000        520,000
                       Lockheed Martin Corp. 8.50% due 12/01/29....................    1,000,000      1,254,360
                       Norfolk Southern Corp. 7.25% due 02/15/31...................    1,250,000      1,371,821
                       OED Corp. 8.75% due 04/15/12*...............................    1,250,000      1,221,875
                       Orbital Sciences Corp., Series B 9.00% due 07/15/11.........      300,000        330,000
                       Waste Management, Inc. 7.38% due 08/01/10...................    1,045,000      1,174,090
                                                                                                   -------------
                                                                                                      8,358,148
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 2.6%
                       AOL Time Warner, Inc. 7.63% due 04/15/31....................      200,000        216,428
                       Carnival Corp. 3.75% due 11/15/07...........................      250,000        247,172
                       Cox Enterprises, Inc. 7.88% due 09/15/10*...................    1,500,000      1,704,987
                       Frontiervision Operating Partnership LP 11.00% due
                         10/15/06+(4)(5)...........................................      500,000        610,000
                       Metropolitan Edison Co. 4.95% due 03/15/13..................      500,000        476,280
                       Northwest Airlines, Inc., Series 96-1 8.97% due 07/02/16....      118,611         76,154
                       Olympus Communications LP, Series B 10.63% due
                         11/15/06+(4)(5)...........................................    1,000,000      1,241,250
                       Park Place Entertainment Corp. 7.50% due 09/01/09...........      750,000        789,375
                       Park Place Entertainment Corp. 9.38% due 02/15/07...........    1,000,000      1,086,250
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............    1,000,000      1,105,730
                       Riviera Holdings Corp. 11.00% due 06/15/10..................    2,000,000      2,185,000
                       Royal Caribbean Cruises 8.75% due 02/02/11..................      500,000        553,750
                       Southwest Airlines Co., Series 01-1 5.50% due 11/01/06......    1,500,000      1,554,603
                       United Airlines, Inc., Series 00-2 Pass Through 7.19% due
                         04/01/11(5)...............................................    1,717,759      1,429,245
                                                                                                   -------------
                                                                                                     13,276,224
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 2.0%
                       BEA Systems, Inc. 4.00% due 12/15/06........................    1,500,000      1,475,625
                       Conexant Systems, Inc. (Convertible) 4.00% due 02/01/07.....    1,500,000      1,436,250
                       Deutsche Telekom International 8.50% due 06/15/10...........    1,000,000      1,168,558
                       Extreme Networks, Inc. 3.50% due 12/01/06...................      750,000        720,937
                       Nortel Networks Corp. 4.25% due 09/01/08....................    1,000,000        953,700
                       Qwest Services Corp. 8.88% due 03/15/12*....................    1,000,000      1,080,000
                       TCI Communications, Inc. 7.88% due 08/01/13.................      500,000        569,627
                       TriQuint Semiconductor, Inc. 4.00% due 03/01/07.............    2,250,000      2,154,375
                       Vitesse Semiconductor Corp. 4.00% due 03/15/05..............      500,000        500,625
                                                                                                   -------------
                                                                                                     10,059,697
                                                                                                   -------------
                       MATERIALS -- 0.2%
                       Champion International Corp. 7.15% due 12/15/27.............    1,000,000      1,046,698
                                                                                                   -------------

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.2%
                       Federal Republic of Brazil 8.00% due 04/15/14...............  $   879,578   $    802,614
                       Republic of Ecuador 7.00% due 08/14/04(6)...................      500,000        352,500
                                                                                                   -------------
                                                                                                      1,155,114
                                                                                                   -------------
                       REAL ESTATE -- 1.2%
                       Developers Diversified Realty Corp. 4.63% due 08/01/10......    1,000,000        960,236
                       Health Care Property Investors, Inc. 6.00% due 03/01/15.....      750,000        753,053
                       Health Care Property Investors, Inc. 6.88% due
                         06/08/15(2)...............................................      500,000        516,921
                       Nationwide Health Properties, Inc., Series MTNB 7.06% due
                         12/05/06..................................................    2,500,000      2,650,112
                       Shurgard Storage Centers, Inc. 5.88% due 03/15/13...........    1,000,000        986,602
                                                                                                   -------------
                                                                                                      5,866,924
                                                                                                   -------------
                       U.S. GOVERNMENT AGENCIES -- 14.5%
                       Federal Home Loan Mtg. Corp. 4.50% due 01/01/19.............    1,222,438      1,197,246
                       Federal Home Loan Mtg. Corp. 5.00% due 06/01/33.............      886,648        859,179
                       Federal Home Loan Mtg. Corp. 5.00% due 08/01/33.............    2,362,978      2,289,644
                       Federal Home Loan Mtg. Corp. 5.00% due 05/01/34.............    3,494,185      3,376,644
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/17.............      457,158        468,267
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/18.............      920,275        942,638
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/18.............      777,509        796,328
                       Federal Home Loan Mtg. Corp. 5.50% due 05/01/31.............      455,483        455,845
                       Federal Home Loan Mtg. Corp. 5.50% due 11/01/32.............    1,126,659      1,125,717
                       Federal Home Loan Mtg. Corp. 5.50% due 04/01/33.............    1,644,517      1,645,007
                       Federal Home Loan Mtg. Corp. 5.50% due 08/01/33.............      902,215        902,469
                       Federal Home Loan Mtg. Corp. 5.50% due 12/01/33.............    1,441,846      1,439,975
                       Federal Home Loan Mtg. Corp. 5.50% due 01/01/34.............    2,889,062      2,880,762
                       Federal Home Loan Mtg. Corp. 6.00% due 04/01/17.............      401,546        419,005
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/17.............      362,266        371,141
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/31.............      696,945        727,247
                       Federal Home Loan Mtg. Corp. 6.00% due 05/01/34.............    1,498,620      1,532,490
                       Federal Home Loan Mtg. Corp. 6.00% due 09/01/32.............      298,285        305,205
                       Federal Home Loan Mtg. Corp. 6.00% due 12/01/33.............    1,628,741      1,667,773
                       Federal Home Loan Mtg. Corp. 6.50% due 02/01/14.............      289,998        306,958
                       Federal Home Loan Mtg. Corp. 6.50% due 05/15/30.............    1,500,000      1,580,064
                       Federal Home Loan Mtg. Corp. 6.50% due 01/01/32.............      612,782        641,921
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/15.............       82,850         87,907
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/15.............      202,412        214,766
                       Federal Home Loan Mtg. Corp. 7.00% due 06/01/15.............       88,429         93,829
                       Federal Home Loan Mtg. Corp. 7.00% due 12/01/15.............       90,948         96,502
                       Federal Home Loan Mtg. Corp. 7.00% due 03/01/16.............      230,164        244,219
                       Federal Home Loan Mtg. Corp. 7.00% due 02/01/27.............      150,336        159,428
                       Federal Home Loan Mtg. Corp. 7.00% due 05/01/30.............          464            491
                       Federal Home Loan Mtg. Corp. 7.00% due 01/01/32.............      228,246        241,360
                       Federal Home Loan Mtg. Corp. 7.50% due 01/01/31.............      305,132        328,755
                       Federal Home Loan Mtg. Corp. 7.50% due 02/01/31.............       68,067         73,337
                       Federal Home Loan Mtg. Corp. 7.50% due 12/01/31.............      216,994        233,794
                       Federal Home Loan Mtg. Corp. 8.00% due 08/01/30.............      122,325        132,834
                       Federal National Mtg. Assoc. 4.00% due 09/01/18.............    1,868,988      1,784,550
                       Federal National Mtg. Assoc. 4.00% due 10/01/18.............    4,376,811      4,179,074
                       Federal National Mtg. Assoc. 4.50% due 12/01/18.............      931,462        913,072
                       Federal National Mtg. Assoc. 4.87% due 07/25/04(3)..........      653,195        603,372
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............    1,891,588      1,898,321
                       Federal National Mtg. Assoc. 5.00% due 06/01/18.............    1,382,358      1,392,115
                       Federal National Mtg. Assoc. 5.00% due 10/01/18.............    1,147,101      1,151,748
                       Federal National Mtg. Assoc. 5.50% due 01/01/17.............      742,150        764,435
                       Federal National Mtg. Assoc. 5.50% due 02/01/33.............    1,546,845      1,548,376
                       Federal National Mtg. Assoc. 5.50% due 05/01/33.............      915,591        915,192
                       Federal National Mtg. Assoc. 5.50% due 06/01/33.............    1,380,994      1,380,166
                       Federal National Mtg. Assoc. 5.50% due 04/01/34.............    1,982,495      1,975,580
                       Federal National Mtg. Assoc. 6.00% due 08/01/18.............      218,168        225,862
                       Federal National Mtg. Assoc. 6.00% due 10/01/22.............      905,648        934,916

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 6.00% due 05/01/31.............  $   604,294   $    618,838
                       Federal National Mtg. Assoc. 6.00% due 08/01/31.............      623,784        638,798
                       Federal National Mtg. Assoc. 6.00% due 04/01/32.............      523,647        535,532
                       Federal National Mtg. Assoc. 6.00% due 10/01/32.............      339,075        346,770
                       Federal National Mtg. Assoc. 6.00% due 03/01/33.............    1,363,583      1,394,282
                       Federal National Mtg. Assoc. 6.00% due 01/01/34.............    1,002,006      1,024,138
                       Federal National Mtg. Assoc. 6.25% due 02/01/11.............    1,000,000      1,073,641
                       Federal National Mtg. Assoc. 6.50% due 06/01/19.............      157,409        164,970
                       Federal National Mtg. Assoc. 6.50% due 09/01/24.............      316,919        332,528
                       Federal National Mtg. Assoc. 6.50% due 09/01/25.............       47,895         50,159
                       Federal National Mtg. Assoc. 6.50% due 11/01/25.............       90,050         94,407
                       Federal National Mtg. Assoc. 6.50% due 02/01/26.............       20,944         21,917
                       Federal National Mtg. Assoc. 6.50% due 05/01/26.............       37,412         39,151
                       Federal National Mtg. Assoc. 6.50% due 11/01/27.............        4,333          4,529
                       Federal National Mtg. Assoc. 6.50% due 07/01/27.............    1,000,000      1,041,996
                       Federal National Mtg. Assoc. 6.50% due 07/01/31.............       51,023         53,210
                       Federal National Mtg. Assoc. 6.50% due 01/01/32.............      229,937        239,792
                       Federal National Mtg. Assoc. 6.50% due 03/01/32.............      777,534        810,399
                       Federal National Mtg. Assoc. 6.50% due 04/01/32.............    1,083,610      1,129,108
                       Federal National Mtg. Assoc. 6.50% due 12/01/32.............      586,192        610,805
                       Federal National Mtg. Assoc. 7.00% due 05/01/15.............       21,983         23,357
                       Federal National Mtg. Assoc. 7.00% due 12/01/15.............       20,370         21,644
                       Federal National Mtg. Assoc. 7.00% due 01/01/16.............      152,700        162,244
                       Federal National Mtg. Assoc. 7.00% due 04/01/16.............       83,242         88,444
                       Federal National Mtg. Assoc. 7.00% due 05/01/29.............      110,306        116,775
                       Federal National Mtg. Assoc. 7.00% due 09/01/29.............       75,322         79,786
                       Federal National Mtg. Assoc. 7.00% due 12/01/29.............       23,172         24,531
                       Federal National Mtg. Assoc. 7.00% due 01/01/31.............       49,288         52,163
                       Federal National Mtg. Assoc. 7.00% due 07/01/31.............      234,913        248,419
                       Federal National Mtg. Assoc. 7.00% due 04/25/32.............    1,500,000      1,569,852
                       Federal National Mtg. Assoc. 7.50% due 05/01/28.............        8,111          8,727
                       Federal National Mtg. Assoc. 7.50% due 11/01/30.............      320,529        342,469
                       Federal National Mtg. Assoc. 7.50% due 01/01/31.............    1,454,111      1,555,481
                       Federal National Mtg. Assoc. 7.50% due 02/01/31.............      105,368        112,928
                       Federal National Mtg. Assoc. 7.50% due 03/01/31.............      481,284        513,407
                       Federal National Mtg. Assoc. 8.00% due 01/01/16.............    1,061,430      1,134,502
                       Government National Mtg. Assoc. 4.50% due 08/20/32..........      344,887        334,455
                       Government National Mtg. Assoc. 5.50% due 07/20/33..........    1,580,594      1,580,143
                       Government National Mtg. Assoc. 5.50% due 02/20/34..........      976,779        975,965
                       Government National Mtg. Assoc. 5.50% due 03/20/34..........      984,042        983,221
                       Government National Mtg. Assoc. 6.00% due 05/20/32..........      590,827        605,934
                       Government National Mtg. Assoc. 6.00% due 04/20/33..........    1,205,929      1,239,634
                       Government National Mtg. Assoc. 6.50% due 04/20/34..........      982,210      1,025,059
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........      303,127        319,383
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........      798,906        841,751
                       Government National Mtg. Assoc. 6.50% due 02/15/24..........      253,762        266,984
                       Government National Mtg. Assoc. 6.50% due 03/20/27..........       25,918         27,115
                       Government National Mtg. Assoc. 6.50% due 04/20/27..........      120,352        125,913
                       Government National Mtg. Assoc. 6.50% due 07/15/32..........      472,562        494,349
                       Government National Mtg. Assoc. 7.00% due 12/15/22..........       86,473         92,446
                       Government National Mtg. Assoc. 7.00% due 05/15/23..........       22,799         24,347
                       Government National Mtg. Assoc. 7.00% due 06/15/23..........       19,010         20,301
                       Government National Mtg. Assoc. 7.00% due 12/15/23..........       59,379         63,445
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       44,384         47,237
                       Government National Mtg. Assoc. 7.00% due 04/15/28..........       53,044         56,453
                       Government National Mtg. Assoc. 7.50% due 02/16/28..........      317,481        325,256
                       Government National Mtg. Assoc. 7.50% due 08/15/30..........       79,858         86,168
                       Government National Mtg. Assoc. 7.50% due 09/15/30..........       18,965         20,463

---------------------

                                                                                      PRINCIPAL        VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Government National Mtg. Assoc. 7.50% due 11/15/30..........  $   129,165   $    139,372
                       Government National Mtg. Assoc. 7.50% due 01/15/31..........      147,876        159,376
                                                                                                   -------------
                                                                                                     73,639,995
                                                                                                   -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.5%
                       United States Treasury Bonds 5.38% due 02/15/31.............      500,000        504,277
                       United States Treasury Notes 4.00% due 11/15/12.............    3,000,000      2,904,492
                       United States Treasury Notes 4.75% due 05/15/14.............    2,000,000      2,020,860
                       United States Treasury Notes 5.00% due 02/15/11.............    2,000,000      2,093,438
                                                                                                   -------------
                                                                                                      7,523,067
                                                                                                   -------------
                       UTILITIES -- 1.4%
                       El Paso Natural Gas Co. 7.50% due 11/15/26..................    1,800,000      1,647,000
                       El Paso Natural Gas Co. 8.38% due 06/15/32..................      500,000        477,500
                       El Paso Natural Gas Co., Series A 7.63% due 08/01/10........      250,000        256,250
                       Illinois Power Co. 7.50% due 06/15/09.......................    1,670,000      1,824,475
                       Niagara Mohawk Power Corp. 7.75% due 05/15/06...............    1,000,000      1,080,821
                       Pacific Gas & Electric Co. 4.20% due 03/01/11...............      500,000        476,045
                       Public Service Co. of New Mexico 4.40% due 09/15/08.........      500,000        498,458
                       Southern Natural Gas Co. 8.00% due 03/01/32.................      500,000        470,000
                       Texas-New Mexico Power Co. 6.25% due 01/15/09...............      500,000        501,743
                                                                                                   -------------
                                                                                                      7,232,292
                                                                                                   -------------
                       TOTAL BONDS & NOTES (cost $161,043,929).....................                 164,227,706
                                                                                                   -------------
                       LOAN AGREEMENTS -- 0.0%
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.0%
                       CPIH Revolving Credit Agreement 10.50% due 03/10/07 (cost
                         $145,920)(1)..............................................      217,956        202,650
                                                                                                   -------------
                       RIGHTS -- 0.0%+                                                 SHARES
                       -----------------------------------------------------------------------------------------
                       ENERGY -- 0.0%
                       Energy Services -- 0.0%
                       Danielson Holding Co. (cost $181,257)(1)....................       39,375        201,207
                                                                                                   -------------
                       WARRANTS -- 0.0%+
                       -----------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       Mikohn Gaming Corp. Expires 08/15/08*(1)(8).................        1,500            450
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Computers & Business Equipment -- 0.0%
                       Komag, Inc. Expires 06/30/05................................        4,347         29,342
                                                                                                   -------------
                       TOTAL WARRANTS (cost $79)...................................                      29,792
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $436,656,933).............                 473,184,003
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 6.7%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 1.20%, dated 06/30/04, to be repurchased
                         07/01/04 in the amount of $33,888,130 and collateralized
                         by $30,965,000 of United States Treasury Bonds, bearing
                         interest at 6.13%, due 08/15/29 and having an approximate
                         value of $34,566,911 (cost $33,887,000)...................  $33,887,000   $ 33,887,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $470,543,933)@                           99.8%                       507,071,003
                       Other assets less liabilities --                  0.2                            914,974
                                                                       ------                      -------------
                       NET ASSETS --                                   100.0%                      $507,985,977
                                                                       ======                      =============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $4,227,312 representing 0.8% of net assets.
               @  See Note 5 for cost of investments on a tax basis
              (1) Fair valued security -- see Note 2
              (2) Variable rate security -- the rate reflected is as of June 30,
                  2004; maturity date reflects next reset date.
              (3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2004.
              (4) Bond in default
              (5) Company has filed Chapter 11 bankruptcy
              (6) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (7) Consists of more than one class of securities traded together as a unit.
              (8) Illiquid security
              (9) This security has passed its maturity date of 02/01/04. The security is subject to litigation, the outcome of which is still to be determined.
              ADR -- American Depository Receipt
              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (UNAUDITED)

                                                                                                    VALUE
                       COMMON STOCK -- 100.0%                                         SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.6%
                       Apparel & Textiles -- 0.9%
                       NIKE, Inc., Class B.........................................     2,700    $   204,525
                       Retail -- 4.7%
                       Gap, Inc. ..................................................     5,300        128,525
                       Lowe's Cos., Inc. ..........................................     8,200        430,910
                       Wal-Mart Stores, Inc. ......................................     8,300        437,908
                                                                                                 ------------
                                                                                                   1,201,868
                                                                                                 ------------
                       CONSUMER STAPLES -- 7.3%
                       Food, Beverage & Tobacco -- 3.8%
                       Coca-Cola Co. ..............................................     9,100        459,368
                       PepsiCo, Inc. ..............................................     6,300        339,444
                       Household & Personal Products -- 3.5%
                       Gillette Co. ...............................................     8,100        343,440
                       Procter & Gamble Co. .......................................     7,500        408,300
                                                                                                 ------------
                                                                                                   1,550,552
                                                                                                 ------------
                       ENERGY -- 8.1%
                       Energy Services -- 1.6%
                       Schlumberger, Ltd. .........................................     5,300        336,603
                       Energy Sources -- 6.5%
                       Anadarko Petroleum Corp. ...................................     6,700        392,620
                       ChevronTexaco Corp. ........................................     4,100        385,851
                       Exxon Mobil Corp. ..........................................    13,600        603,976
                                                                                                 ------------
                                                                                                   1,719,050
                                                                                                 ------------
                       FINANCE -- 18.6%
                       Banks -- 4.9%
                       Bank of America Corp. ......................................     9,000        761,580
                       Bank One Corp. .............................................     5,600        285,600
                       Financial Services -- 8.8%
                       American Express Co. .......................................     2,600        133,588
                       Citigroup, Inc. ............................................    16,067        747,115
                       Fannie Mae..................................................     6,200        442,432
                       Franklin Resources, Inc. ...................................     2,700        135,216
                       Merrill Lynch & Co., Inc. ..................................     7,800        421,044
                       Insurance -- 4.9%
                       American International Group, Inc.#.........................     6,875        490,050
                       Marsh & McLennan Cos., Inc. ................................     4,800        217,824
                       Principal Financial Group, Inc. ............................     3,000        104,340
                       St. Paul Travelers Cos., Inc. ..............................     5,664        229,619
                                                                                                 ------------
                                                                                                   3,968,408
                                                                                                 ------------
                       HEALTHCARE -- 15.2%
                       Drugs -- 12.7%
                       Abbott Laboratories.........................................     7,800        317,928
                       Amgen, Inc.+................................................     4,300        234,651

                                                           ---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Cardinal Health, Inc. ......................................     3,200    $   224,160
                       Eli Lilly & Co. ............................................     6,500        454,415
                       Genzyme Corp.+..............................................     4,900        231,917
                       Pfizer, Inc. ...............................................    23,300        798,724
                       Schering-Plough Corp. ......................................    11,700        216,216
                       Wyeth.......................................................     6,500        235,040
                       Medical Products -- 2.5%
                       AstraZeneca, PLC Sponsored ADR..............................     3,500        159,740
                       Guidant Corp. ..............................................     3,000        167,640
                       Medtronic, Inc. ............................................     4,300        209,496
                                                                                                 ------------
                                                                                                   3,249,927
                                                                                                 ------------
                       INDUSTRIAL & COMMERCIAL -- 17.5%
                       Aerospace & Military Technology -- 2.9%
                       General Dynamics Corp. .....................................     1,800        178,740
                       United Technologies Corp. ..................................     4,700        429,956
                       Business Services -- 2.3%
                       Accenture, Ltd., Class A+...................................     4,400        120,912
                       First Data Corp. ...........................................     8,200        365,064
                       Machinery -- 0.9%
                       Caterpillar, Inc. ..........................................     2,500        198,600
                       Multi-Industry -- 8.8%
                       3M Co. .....................................................     3,300        297,033
                       General Electric Co. (New York).............................    22,900        741,960
                       ITT Industries, Inc. .......................................     3,300        273,900
                       Tyco International, Ltd. ...................................    17,300        573,322
                       Transportation -- 2.6%
                       CSX Corp. ..................................................     7,700        252,329
                       FedEx Corp. ................................................     3,800        310,422
                                                                                                 ------------
                                                                                                   3,742,238
                                                                                                 ------------
                       INFORMATION & ENTERTAINMENT -- 4.4%
                       Broadcasting & Media -- 4.4%
                       Comcast Corp., Special Class A+.............................     6,600        182,226
                       Time Warner, Inc.+..........................................    34,300        602,994
                       Viacom, Inc., Class B.......................................     4,400        157,168
                                                                                                 ------------
                                                                                                     942,388
                                                                                                 ------------
                       INFORMATION TECHNOLOGY -- 18.6%
                       Computers & Business Equipment -- 2.9%
                       Dell, Inc.+.................................................     9,600        343,872
                       EMC Corp.+..................................................     6,000         68,400
                       International Business Machines Corp. ......................     2,400        211,560
                       Electronics -- 4.4%
                       Applied Materials, Inc.+....................................    13,300        260,946
                       Intel Corp. ................................................    16,100        444,360
                       Texas Instruments, Inc. ....................................     9,300        224,874
                       Internet Content -- 1.2%
                       Yahoo!, Inc.+...............................................     6,700        243,411
                       Software -- 4.7%
                       Microsoft Corp. ............................................    35,300      1,008,168
                       Telecommunications -- 5.4%
                       Cisco Systems, Inc.+........................................    15,100        357,870

---------------------

                                                                                                    VALUE
                       COMMON STOCK (CONTINUED)                                       SHARES       (NOTE 2)
                       --------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications (continued)
                       Corning, Inc.+..............................................    17,500    $   228,550
                       Motorola, Inc. .............................................    11,400        208,050
                       Nextel Communications, Inc.+................................     4,700        125,302
                       Sprint Corp. ...............................................    13,700        241,120
                                                                                                 ------------
                                                                                                   3,966,483
                                                                                                 ------------
                       MATERIALS -- 4.7%
                       Chemicals -- 1.8%
                       Dow Chemical Co. ...........................................     2,800        113,960
                       du Pont (E.I.) de Nemours and Co. ..........................     6,000        266,520
                       Forest Products -- 1.3%
                       International Paper Co. ....................................     6,300        281,610
                       Metals & Minerals -- 1.6%
                       Alcoa, Inc. ................................................     7,400        244,422
                       Rio Tinto, PLC Sponsored ADR................................     1,100        107,855
                                                                                                 ------------
                                                                                                   1,014,367
                                                                                                 ------------
                       TOTAL INVESTMENT SECURITIES (cost $18,598,120)..............               21,355,281
                                                                                                 ------------

                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 0.2%                                   AMOUNT
                       --------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement(1)
                         (cost $35,000)............................................   $35,000         35,000
                                                                                                 ------------

                       TOTAL INVESTMENTS --
                         (cost $18,633,120)@                               100.2%                   21,390,281
                       Liabilities in excess of other assets --             (0.2)                      (37,264)
                                                                          -------                  ------------
                       NET ASSETS --                                       100.0%                  $21,353,017
                                                                          =======                  ============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company @ See Note 5 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement
              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                       INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (UNAUDITED)

                                                                                                       VALUE
                       COMMON STOCK -- 98.0%                                           SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 9.7%
                       Apparel & Textiles -- 0.9%
                       Columbia Sportswear Co.+....................................       75,400   $  4,118,348
                       Liz Claiborne, Inc. ........................................       65,600      2,360,288
                       Automotive -- 0.9%
                       Lear Corp. .................................................       48,100      2,837,419
                       O'Reilly Automotive, Inc.+..................................       91,000      4,113,200
                       Housing & Household Durables -- 0.5%
                       D.R. Horton, Inc. ..........................................      147,475      4,188,290
                       Retail -- 7.4%
                       CDW Corp. ..................................................       50,600      3,226,256
                       Chico's FAS, Inc.+..........................................       56,600      2,556,056
                       Coach, Inc.+................................................       33,900      1,531,941
                       Gap, Inc. ..................................................      259,300      6,288,025
                       Lowe's Cos., Inc. ..........................................      237,000     12,454,350
                       Michaels Stores, Inc. ......................................      134,500      7,397,500
                       Pacific Sunwear of California, Inc.+........................      169,550      3,318,093
                       PETsMART, Inc. .............................................      109,148      3,541,853
                       Staples, Inc. ..............................................      174,100      5,102,871
                       Wal-Mart Stores, Inc. ......................................      203,300     10,726,108
                                                                                                   -------------
                                                                                                     73,760,598
                                                                                                   -------------
                       CONSUMER STAPLES -- 5.5%
                       Food, Beverage & Tobacco -- 3.4%
                       Altria Group, Inc. .........................................      165,000      8,258,250
                       Constellation Brands, Inc., Class A+........................       18,500        686,905
                       Hain Celestial Group, Inc.+.................................      164,500      2,977,450
                       PepsiCo, Inc. ..............................................      235,400     12,683,352
                       Petco Animal Supplies, Inc. ................................       36,400      1,172,444
                       Household & Personal Products -- 2.1%
                       Gillette Co. ...............................................      224,500      9,518,800
                       Procter & Gamble Co. .......................................      122,400      6,663,456
                                                                                                   -------------
                                                                                                     41,960,657
                                                                                                   -------------
                       EDUCATION -- 0.4%
                       Education -- 0.4%
                       ITT Educational Services, Inc.+.............................       70,800      2,691,816
                                                                                                   -------------
                       ENERGY -- 6.6%
                       Energy Services -- 1.6%
                       ENSCO International, Inc. ..................................      108,500      3,157,350
                       Schlumberger, Ltd. .........................................      145,600      9,247,056

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 5.0%
                       Apache Corp. ...............................................      151,700   $  6,606,535
                       Chesapeake Energy Corp. ....................................      393,100      5,786,432
                       ChevronTexaco Corp. ........................................      102,400      9,636,864
                       Exxon Mobil Corp. ..........................................      357,900     15,894,339
                                                                                                   -------------
                                                                                                     50,328,576
                                                                                                   -------------
                       FINANCE -- 16.2%
                       Banks -- 3.9%
                       Bank of America Corp. ......................................      245,000     20,731,900
                       Bank One Corp. .............................................      169,200      8,629,200
                       Financial Services -- 8.0%
                       American Express Co. .......................................       77,900      4,002,502
                       Citigroup, Inc. ............................................      463,146     21,536,289
                       Countrywide Credit Industries, Inc. ........................       99,649      7,000,342
                       E*Trade Group, Inc.+........................................      378,700      4,222,505
                       Fannie Mae..................................................       76,700      5,473,312
                       Federated Investors, Inc. ..................................      143,200      4,344,688
                       Legg Mason, Inc. ...........................................       29,100      2,648,391
                       Merrill Lynch & Co., Inc. ..................................      209,900     11,330,402
                       Insurance -- 4.3%
                       Ambac Financial Group, Inc. ................................       61,000      4,479,840
                       American International Group, Inc.#.........................      138,252      9,854,603
                       Arthur J. Gallagher & Co. ..................................      162,900      4,960,305
                       Principal Financial Group, Inc. ............................      121,800      4,236,204
                       St. Paul Travelers Cos., Inc. ..............................      213,655      8,661,574
                       Wellcare Group, Inc. .......................................       21,300        362,100
                                                                                                   -------------
                                                                                                    122,474,157
                                                                                                   -------------
                       HEALTHCARE -- 14.1%
                       Drugs -- 8.0%
                       Abbott Laboratories.........................................      248,600     10,132,936
                       Biovail Corp.+..............................................      110,600      2,099,188
                       Eli Lilly & Co. ............................................      133,800      9,353,958
                       Genzyme Corp.+..............................................      107,900      5,106,907
                       King Pharmaceuticals, Inc.+.................................      178,400      2,042,680
                       Pfizer, Inc. ...............................................      565,900     19,399,052
                       Schering-Plough Corp. ......................................      192,600      3,559,248
                       Watson Pharmaceuticals, Inc.+...............................       24,300        653,670
                       Wyeth.......................................................      239,400      8,656,704
                       Health Services -- 2.6%
                       Albany Molecular Research, Inc.+............................       31,600        408,588
                       Caremark Rx, Inc.+..........................................       25,900        853,146
                       Coventry Health Care, Inc.+.................................       45,600      2,229,840
                       Health Net, Inc.+...........................................      105,000      2,782,500
                       Medco Health Solutions, Inc.+...............................      190,000      7,125,000
                       Odyssey Healthcare, Inc.+...................................      167,300      3,148,586
                       Triad Hospitals, Inc.+......................................       78,300      2,915,109
                       Medical Products -- 3.5%
                       Cooper Cos., Inc. ..........................................       32,100      2,027,757
                       Diagnostic Products Corp. ..................................       94,300      4,143,542
                       Edwards Lifesciences Corp.+.................................       57,900      2,017,815
                       Fisher Scientific International, Inc.+......................       72,000      4,158,000
                       Guidant Corp. ..............................................       34,000      1,899,920

                                                           ---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Medtronic, Inc. ............................................      214,900   $ 10,469,928
                       Viasys Healthcare, Inc.+....................................       67,700      1,415,607
                                                                                                   -------------
                                                                                                    106,599,681
                                                                                                   -------------
                       INDUSTRIAL & COMMERCIAL -- 14.7%
                       Aerospace & Military Technology -- 2.1%
                       General Dynamics Corp. .....................................       57,500      5,709,750
                       United Technologies Corp. ..................................      109,700     10,035,356
                       Business Services -- 2.5%
                       Choicepoint, Inc.+..........................................       91,200      4,164,192
                       DST Systems, Inc.+..........................................       38,200      1,837,038
                       Fastenal Co. ...............................................       25,000      1,420,750
                       First Data Corp. ...........................................      243,400     10,836,168
                       SunGard Data Systems, Inc.+.................................       34,200        889,200
                       Machinery -- 0.8%
                       Caterpillar, Inc. ..........................................       34,700      2,756,568
                       Cognex Corp. ...............................................       92,400      3,555,552
                       Multi-Industry -- 6.1%
                       3M Co. .....................................................       80,600      7,254,806
                       Aramark Corp., Class B......................................      265,200      7,627,152
                       General Electric Co. .......................................      566,800     18,364,320
                       Tyco International, Ltd. ...................................      381,000     12,626,340
                       Transportation -- 3.2%
                       CSX Corp. ..................................................      173,700      5,692,149
                       FedEx Corp. ................................................       90,100      7,360,269
                       Norfolk Southern Corp. .....................................      262,300      6,956,196
                       Yellow Roadway Corp.+.......................................      103,700      4,133,482
                                                                                                   -------------
                                                                                                    111,219,288
                                                                                                   -------------
                       INFORMATION & ENTERTAINMENT -- 3.7%
                       Broadcasting & Media -- 3.3%
                       Lamar Advertising Co.+......................................      178,300      7,729,305
                       Time Warner, Inc.+..........................................      996,900     17,525,502
                       Entertainment Products -- 0.3%
                       International Game Technology...............................       11,400        440,040
                       THQ, Inc.+..................................................       76,400      1,749,560
                       Leisure & Tourism -- 0.1%
                       Krispy Kreme Doughnuts, Inc.+...............................       46,400        885,776
                                                                                                   -------------
                                                                                                     28,330,183
                                                                                                   -------------
                       INFORMATION TECHNOLOGY -- 20.6%
                       Computers & Business Equipment -- 4.7%
                       American Power Conversion Corp. ............................      140,800      2,766,720
                       Apple Computer, Inc.+.......................................      123,000      4,002,420
                       Dell, Inc.+.................................................      231,600      8,295,912
                       Ingram Micro, Inc.+.........................................      146,500      2,119,855
                       International Business Machines Corp. ......................       71,900      6,337,985
                       Polycom, Inc.+..............................................      356,300      7,984,683
                       Verisign, Inc. .............................................      214,800      4,274,520
                       Electronics -- 6.1%
                       Applied Materials, Inc.+....................................      302,000      5,925,240
                       Fairchild Semiconductor International, Inc., Class A+.......       79,800      1,306,326
                       Intel Corp. ................................................      366,400     10,112,640

---------------------

                                                                                                       VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       International Rectifier Corp.+..............................      171,100   $  7,086,962
                       KLA-Tencor Corp.+...........................................       83,200      4,108,416
                       Novellus Systems, Inc.+.....................................       63,700      2,002,728
                       Rockwell Collins, Inc. .....................................      135,700      4,521,524
                       Sandisk Corp.+..............................................       65,700      1,425,033
                       Texas Instruments, Inc. ....................................      180,600      4,366,908
                       Varian Semiconductor Equipment, Inc.+.......................       91,400      3,524,384
                       Waters Corp.+...............................................       37,900      1,810,862
                       Internet Content -- 0.8%
                       CheckFree Corp.+............................................       46,500      1,395,000
                       Yahoo!, Inc.+...............................................      126,300      4,588,479
                       Software -- 3.8%
                       Cadence Design Systems, Inc.+...............................      123,400      1,805,342
                       Microsoft Corp. ............................................      942,800     26,926,368
                       Telecommunications -- 5.2%
                       Cisco Systems, Inc.+........................................      391,700      9,283,290
                       Corning, Inc.+..............................................      703,500      9,187,710
                       Motorola, Inc. .............................................      244,500      4,462,125
                       Nextel Communications, Inc.+................................      265,500      7,078,230
                       Sprint Corp. ...............................................      373,400      6,571,840
                       Tekelec, Inc.+..............................................      142,800      2,594,676
                                                                                                   -------------
                                                                                                    155,866,178
                                                                                                   -------------
                       MATERIALS -- 6.1%
                       Chemicals -- 1.2%
                       du Pont (E.I.) de Nemours and Co. ..........................      202,600      8,999,492
                       Forest Products -- 3.0%
                       International Paper Co. ....................................      147,600      6,597,720
                       Pactiv Corp.+...............................................      486,300     12,128,322
                       Smurfit-Stone Container Corp.+..............................      200,700      4,003,965
                       Metals & Minerals -- 1.9%
                       Alcoa, Inc. ................................................      204,500      6,754,635
                       Precision Castparts Corp. ..................................      140,300      7,673,007
                                                                                                   -------------
                                                                                                     46,157,141
                                                                                                   -------------
                       UTILITIES -- 0.4%
                       Electric Utilities -- 0.4%
                       Exelon Corp. ...............................................      102,200      3,402,238
                                                                                                   -------------
                       TOTAL INVESTMENT SECURITIES (cost $652,378,859).............                 742,790,513
                                                                                                   -------------

                                                           ---------------------

                                                                                      PRINCIPAL        VALUE
                       REPURCHASE AGREEMENT -- 1.8%                                    AMOUNT        (NOTE 2)
                       -----------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement(1)
                         (cost $13,615,000)........................................  $13,615,000   $ 13,615,000
                                                                                                   -------------

                       TOTAL INVESTMENTS --
                         (cost $665,993,859)@                           99.8%                     756,405,513
                       Other assets less liabilities --                  0.2                        1,789,186
                                                                       ------                    -------------
                       NET ASSETS --                                   100.0%                    $758,194,699
                                                                       ======                    =============

              -----------------------------
               +  Non-income producing security
               # Security represents an investment in an affiliated company @ See Note 5 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement

              See Notes to Financial Statements

---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (UNAUDITED)

                                                                                                        VALUE
                       COMMON STOCK -- 95.5%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.7%
                       Retail -- 5.7%
                       Autozone, Inc.+.............................................       75,000   $    6,007,500
                       Best Buy Co., Inc. .........................................      136,900        6,946,306
                       CDW Corp. ..................................................      248,600       15,850,736
                       Lowe's Cos., Inc. ..........................................      137,500        7,225,625
                       PETsMART, Inc. .............................................      532,700       17,286,115
                       Staples, Inc. ..............................................      975,800       28,600,698
                                                                                                   ---------------
                                                                                                       81,916,980
                                                                                                   ---------------
                       CONSUMER STAPLES -- 0.7%
                       Food, Beverage & Tobacco -- 0.7%
                       PepsiCo, Inc. ..............................................      200,000       10,776,000
                                                                                                   ---------------
                       EDUCATION -- 1.9%
                       Education -- 1.9%
                       Apollo Group, Inc.+.........................................      319,700       28,226,313
                                                                                                   ---------------
                       FINANCE -- 8.7%
                       Banks -- 1.8%
                       UBS AG+.....................................................      371,400       26,391,684
                       Financial Services -- 2.9%
                       Citigroup, Inc. ............................................      387,876       18,036,234
                       Countrywide Credit Industries, Inc. ........................            1               35
                       Fannie Mae..................................................      320,000       22,835,200
                       Insurance -- 4.0%
                       ACE, Ltd. ..................................................      710,300       30,031,484
                       Ambac Financial Group, Inc. ................................      376,600       27,657,504
                                                                                                   ---------------
                                                                                                      124,952,141
                                                                                                   ---------------
                       HEALTHCARE -- 16.3%
                       Drugs -- 7.3%
                       Abbott Laboratories.........................................      135,000        5,502,600
                       Adtran, Inc. ...............................................      265,000        8,843,050
                       Cardinal Health, Inc. ......................................      145,000       10,157,250
                       Cephalon, Inc.+.............................................      105,000        5,670,000
                       Eli Lilly & Co. ............................................      212,700       14,869,857
                       Forest Laboratories, Inc.+..................................      409,700       23,201,311
                       Genzyme Corp.+..............................................      280,600       13,280,798
                       Gilead Sciences, Inc.+......................................       82,500        5,527,500
                       Millennium Pharmaceuticals, Inc.+...........................      555,000        7,659,000
                       Shionogi & Co., Ltd. .......................................      618,000       10,653,508
                       Health Services -- 1.8%
                       Medco Health Solutions, Inc.+...............................      680,000       25,500,000
                       Medical Products -- 7.2%
                       AstraZeneca, PLC Sponsored ADR..............................    1,085,500       49,542,220
                       C.R. Bard, Inc. ............................................      130,000        7,364,500

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       Guidant Corp. ..............................................      379,400   $   21,200,872
                       ICOS Corp.+.................................................      350,000       10,444,000
                       Medtronic, Inc. ............................................      315,000       15,346,800
                                                                                                   ---------------
                                                                                                      234,763,266
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 6.7%
                       Aerospace & Military Technology -- 1.7%
                       General Dynamics Corp. .....................................      245,400       24,368,220
                       Business Services -- 3.0%
                       Accenture, Ltd., Class A+...................................      659,700       18,128,556
                       Cendant Corp. ..............................................      244,700        5,990,256
                       First Data Corp. ...........................................      427,000       19,010,040
                       Machinery -- 0.4%
                       Cognex Corp. ...............................................      177,600        6,834,048
                       Transportation -- 1.6%
                       Canadian National Railway Co. ..............................      360,450       15,712,016
                       Sirva, Inc.+................................................      310,000        7,130,000
                                                                                                   ---------------
                                                                                                       97,173,136
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 13.7%
                       Broadcasting & Media -- 12.9%
                       Astro All Asia Networks, PLC+...............................    3,318,300        3,999,425
                       British Sky Broadcast.......................................      975,000       11,033,445
                       Citadel Broadcasting Corp.+.................................      448,600        6,536,102
                       Cox Communications, Inc., Class A+..........................      900,000       25,011,000
                       Lamar Advertising Co.+......................................      125,000        5,418,750
                       Liberty Media Corp.+........................................    1,838,000       16,523,620
                       News Corp., Ltd. Sponsored ADR..............................      880,000       28,934,400
                       Omnicom Group, Inc. ........................................       98,600        7,482,754
                       Research In Motion, Ltd.+...................................      490,600       33,576,664
                       Time Warner, Inc.+..........................................      440,600        7,745,748
                       Univision Communications, Inc., Class A+....................      429,200       13,704,356
                       Viacom, Inc., Class B.......................................      359,400       12,837,768
                       XM Satellite Radio Holdings, Inc.+..........................      470,000       12,826,300
                       Entertainment Products -- 0.5%
                       International Game Technology...............................      200,000        7,720,000
                       Leisure & Tourism -- 0.3%
                       Gol-Linhas Aereas Inteligentes SA+..........................      236,700        4,023,900
                                                                                                   ---------------
                                                                                                      197,374,232
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 41.8%
                       Computers & Business Equipment -- 3.4%
                       Dell, Inc.+.................................................      450,000       16,119,000
                       EMC Corp.+..................................................    1,883,200       21,468,480
                       Polycom, Inc.+..............................................      505,300       11,323,773
                       Electronics -- 11.7%
                       Altera Corp.+...............................................      694,800       15,438,456
                       Analog Devices, Inc. .......................................      867,800       40,856,024
                       KLA-Tencor Corp.+...........................................      653,300       32,259,954
                       Marvell Technology Group Ltd+...............................      811,600       21,669,720
                       Samsung Electronics Co., Ltd. GDR+*.........................       70,700       14,546,525
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............   13,748,905       19,822,669

---------------------
    34

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Electronics (continued)
                       Techtronic Industries Co., Ltd.+............................    3,147,200   $    5,023,544
                       Xilinx, Inc. ...............................................      560,000       18,653,600
                       Internet Content -- 9.2%
                       eBay, Inc.+.................................................      540,000       49,653,000
                       Monster Worldwide, Inc.+....................................      200,000        5,144,000
                       Symantec Corp.+.............................................      205,200        8,983,656
                       Yahoo!, Inc.+...............................................    1,912,600       69,484,758
                       Software -- 6.0%
                       Mercury Interactive Corp.+..................................      380,800       18,975,264
                       Microsoft Corp. ............................................    1,724,400       49,248,864
                       Network Appliance, Inc.+....................................      495,700       10,672,421
                       Red Hat, Inc.+..............................................      357,600        8,214,072
                       Telecommunications -- 11.5%
                       Amdocs, Ltd.+...............................................      755,000       17,689,650
                       America Movil SA de CV .....................................      260,000        9,456,200
                       Cisco Systems, Inc.+........................................    1,132,900       26,849,730
                       Corning, Inc.+..............................................    2,301,200       30,053,672
                       Crown Castle International Corp.+...........................      506,300        7,467,925
                       Entercom Communications Corp.+..............................      160,100        5,971,730
                       Motorola, Inc. .............................................      235,500        4,297,875
                       Nextel Communications, Inc.+................................    1,278,500       34,084,810
                       NTL, Inc.+..................................................      307,400       17,712,388
                       Telefonaktiebolaget LM Ericsson Sponsored ADR...............      425,000       12,716,000
                                                                                                   ---------------
                                                                                                      603,857,760
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,176,789,573)...........                 1,379,039,828
                                                                                                   ---------------
                                                                                      PRINCIPAL
                       REPURCHASE AGREEMENT -- 3.5%                                    AMOUNT
                       -------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement(1)
                         (cost $50,220,000)........................................  $50,220,000       50,220,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,227,009,573)@                        99.0%                       1,429,259,828
                       Other assets less liabilities --                 1.0                           13,913,016
                                                                      ------                      ---------------
                       NET ASSETS --                                  100.0%                      $1,443,172,844
                                                                      ======                      ===============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $14,546,525 representing 1.0% of net assets.
               @  See Note 5 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (UNAUDITED)

                                                                                                      VALUE
                       COMMON STOCK -- 93.6%                                           SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       ENERGY -- 53.5%
                       Energy Services -- 7.2%
                       GlobalSantaFe Corp. ........................................      47,576   $  1,260,764
                       Halliburton Co. ............................................      57,300      1,733,898
                       Massey Energy Corp. ........................................     110,700      3,122,847
                       Valero Energy Corp. ........................................      57,300      4,226,448
                       Energy Sources -- 46.3%
                       Anadarko Petroleum Corp. ...................................      39,465      2,312,649
                       BP, PLC ADR.................................................      86,700      4,644,519
                       Burlington Resources, Inc. .................................      39,800      1,439,964
                       Canadian Natural Resources, Ltd. ...........................     132,000      3,964,454
                       China Petroleum & Chemical Corp. ADR........................      44,100      1,629,495
                       ConocoPhillips..............................................      29,500      2,250,555
                       Devon Energy Corp. .........................................      22,200      1,465,200
                       EnCana Corp. ...............................................      44,058      1,903,729
                       EOG Resources, Inc. ........................................      52,150      3,113,877
                       Evergreen Resources, Inc.+..................................      52,500      2,121,000
                       Exxon Mobil Corp. ..........................................     117,084      5,199,700
                       Kerr-McGee Corp. ...........................................      24,300      1,306,611
                       LUKOIL ADR..................................................      28,200      2,946,900
                       Newfield Exploration Co.+...................................      27,700      1,543,998
                       Noble Energy, Inc. .........................................      29,500      1,504,500
                       Petro-Canada................................................      44,900      1,941,121
                       Petroleo Brasileiro SA ADR..................................      73,600      2,065,952
                       Repsol YPF SA ADR...........................................      68,900      1,506,154
                       Royal Dutch Petroleum Co. - NY..............................      54,100      2,795,347
                       Shell Transport & Trading Co., PLC - NY.....................      48,300      2,159,010
                       Suncor Energy, Inc. ........................................      58,300      1,486,901
                       Surgutneftegaz Sponsored ADR................................      40,700      1,330,890
                       Talisman Energy, Inc. ......................................     213,000      4,648,144
                       Total SA ADR................................................      55,400      5,322,832
                       Transocean Sedco Forex, Inc.+...............................      39,800      1,151,812
                       Western Oil Sands, Inc.+....................................      55,200      1,397,075
                       XTO Energy, Inc. ...........................................     109,707      3,268,172
                                                                                                  -------------
                                                                                                    76,764,518
                                                                                                  -------------
                       MATERIALS -- 37.8%
                       Chemicals -- 1.5%
                       Ashland, Inc. ..............................................      41,100      2,170,491
                       Forest Products -- 4.6%
                       Abitibi-Consolidated, Inc. .................................     501,900      3,453,072
                       Domtar, Inc. ...............................................     129,900      1,676,475
                       International Paper Co. ....................................      32,900      1,470,630
                       Metals & Minerals -- 31.7%
                       Alcan, Inc. ................................................      37,000      1,531,800
                       Alcoa, Inc. ................................................      81,600      2,695,248
                       Aluminum Corp. of China, Ltd. ADR...........................      35,700      1,942,437
                       Anglo American Platinum Corp., Ltd.+........................      30,351        562,833

---------------------

                                                                                                      VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ----------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Anglo American Platinum Corp., Ltd. ........................      79,911   $  3,054,752
                       Anglo American, PLC.........................................      69,600      1,428,349
                       Apex Silver Mines, Ltd.+....................................      88,100      1,502,105
                       Cameco Corp. ...............................................      49,400      2,895,334
                       Companhia Vale do Rio Doce ADR..............................      32,044      1,523,692
                       Companhia Vale do Rio Doce Sponsored ADR....................      98,400      3,847,440
                       Compania de Minas Buenaventura ADR..........................      75,100      1,659,710
                       Consol Energy, Inc. ........................................      66,200      2,383,200
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............      83,300      2,761,395
                       Gold Fields, Ltd. ..........................................     133,200      1,415,094
                       Harmony Gold Mining Co., Ltd. Sponsored ADR.................      76,800        813,312
                       Impala Platinum Holdings, Ltd. .............................      18,900      1,448,052
                       International Steel Group, Inc.+............................      49,700      1,478,575
                       GMK Norilsk Nickel..........................................      21,600      1,183,680
                       Placer Dome, Inc. ..........................................     190,100      3,163,264
                       Posco ADR...................................................      27,600        924,876
                       Vedanta Resources, PLC+.....................................     538,000      2,816,526
                       Western Mining Corp., Ltd. .................................     372,390      1,374,485
                       Xstrata, PLC................................................     219,120      2,938,094
                                                                                                  -------------
                                                                                                    54,114,921
                                                                                                  -------------
                       UTILITIES -- 2.3%
                       Gas & Pipeline Utilities -- 2.3%
                       Equitable Resources, Inc. ..................................      29,000      1,499,590
                       Western Gas Resources, Inc. ................................      56,600      1,838,368
                                                                                                  -------------
                                                                                                     3,337,958
                                                                                                  -------------
                       TOTAL INVESTMENT SECURITIES (cost $101,545,428).............                134,217,397
                                                                                                  -------------
                                                                                     PRINCIPAL
                       REPURCHASE AGREEMENT -- 5.4%                                    AMOUNT
                       ----------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement(1)
                         (cost $7,795,000).........................................  $7,795,000      7,795,000
                                                                                                  -------------

                       TOTAL INVESTMENTS --
                         (cost $109,340,428)@                            99.0%                    142,012,397
                       Other assets less liabilities --                   1.0                       1,363,241
                                                                        ------                   -------------
                       NET ASSETS --                                    100.0%                   $143,375,638
                                                                        ======                   =============

              -----------------------------
               +  Non-income producing security
               @  See Note 5 for cost of investments on a tax basis
              (1) See Note 2 for details of Joint Repurchase Agreement ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO                  INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 62.1%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.5%
                       Apparel & Textiles -- 0.6%
                       NIKE, Inc., Class B.........................................       4,800   $   363,600
                       Retail -- 2.9%
                       Gap, Inc. ..................................................       9,400       227,950
                       Lowe's Cos., Inc. ..........................................      14,700       772,485
                       Wal-Mart Stores, Inc. ......................................      15,400       812,504
                                                                                                  ------------
                                                                                                    2,176,539
                                                                                                  ------------
                       CONSUMER STAPLES -- 4.5%
                       Food, Beverage & Tobacco -- 2.3%
                       Coca-Cola Co. ..............................................      17,100       863,208
                       PepsiCo, Inc. ..............................................      11,300       608,844
                       Household & Personal Products -- 2.2%
                       Gillette Co. ...............................................      14,600       619,040
                       Procter & Gamble Co. .......................................      13,600       740,384
                                                                                                  ------------
                                                                                                    2,831,476
                                                                                                  ------------
                       ENERGY -- 5.0%
                       Energy Services -- 1.0%
                       Schlumberger, Ltd. .........................................       9,500       603,345
                       Energy Sources -- 4.0%
                       Anadarko Petroleum Corp. ...................................      11,900       697,340
                       ChevronTexaco Corp. ........................................       7,400       696,414
                       Exxon Mobil Corp. ..........................................      24,900     1,105,809
                                                                                                  ------------
                                                                                                    3,102,908
                                                                                                  ------------
                       FINANCE -- 11.5%
                       Banks -- 3.1%
                       Bank of America Corp. ......................................      16,700     1,413,154
                       Bank One Corp. .............................................       9,900       504,900
                       Financial Services -- 5.4%
                       American Express Co. .......................................       4,600       236,348
                       Citigroup, Inc. ............................................      29,207     1,358,126
                       Fannie Mae..................................................      11,200       799,232
                       Franklin Resources, Inc. ...................................       4,600       230,368
                       Merrill Lynch & Co., Inc. ..................................      14,000       755,720
                       Insurance -- 3.0%
                       American International Group, Inc.#.........................      12,368       881,591
                       Marsh & McLennan Cos., Inc. ................................       8,600       390,268
                       Principal Financial Group, Inc. ............................       5,300       184,334
                       St. Paul Travelers Cos., Inc. ..............................       9,995       405,197
                                                                                                  ------------
                                                                                                    7,159,238
                                                                                                  ------------
                       HEALTHCARE -- 9.4%
                       Drugs -- 7.8%
                       Abbott Laboratories.........................................      14,000       570,640
                       Amgen, Inc.+................................................       7,700       420,189

---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Cardinal Health, Inc. ......................................       5,300   $   371,265
                       Eli Lilly & Co. ............................................      11,700       817,947
                       Genzyme Corp.+..............................................       8,900       421,237
                       Pfizer, Inc. ...............................................      42,600     1,460,328
                       Schering-Plough Corp. ......................................      21,100       389,928
                       Wyeth.......................................................      11,600       419,456
                       Medical Products -- 1.6%
                       AstraZeneca, PLC Sponsored ADR..............................       6,100       278,404
                       Guidant Corp. ..............................................       5,400       301,752
                       Medtronic, Inc. ............................................       7,700       375,144
                                                                                                  ------------
                                                                                                    5,826,290
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 10.8%
                       Aerospace & Military Technology -- 1.8%
                       General Dynamics Corp. .....................................       3,200       317,760
                       United Technologies Corp. ..................................       8,500       777,580
                       Business Services -- 1.4%
                       Accenture, Ltd., Class A+...................................       7,900       217,092
                       First Data Corp. ...........................................      15,200       676,704
                       Machinery -- 0.5%
                       Caterpillar, Inc. ..........................................       4,200       333,648
                       Multi-Industry -- 5.5%
                       3M Co. .....................................................       5,800       522,058
                       General Electric Co. .......................................      41,700     1,351,080
                       ITT Industries, Inc. .......................................       5,800       481,400
                       Tyco International, Ltd. ...................................      31,600     1,047,224
                       Transportation -- 1.6%
                       CSX Corp. ..................................................      13,700       448,949
                       FedEx Corp. ................................................       6,900       563,661
                                                                                                  ------------
                                                                                                    6,737,156
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 2.8%
                       Broadcasting & Media -- 2.8%
                       Comcast Corp., Special Class A+.............................      11,500       317,515
                       Time Warner, Inc.+..........................................      62,700     1,102,266
                       Viacom, Inc., Class B.......................................       9,000       321,480
                                                                                                  ------------
                                                                                                    1,741,261
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 11.7%
                       Computers & Business Equipment -- 1.8%
                       Dell, Inc.+.................................................      18,100       648,342
                       EMC Corp.+..................................................      10,700       121,980
                       International Business Machines Corp. ......................       4,100       361,415
                       Electronics -- 2.8%
                       Applied Materials, Inc.+....................................      24,900       488,538
                       Intel Corp. ................................................      29,700       819,720
                       Texas Instruments, Inc. ....................................      17,100       413,478
                       Internet Content -- 0.8%
                       Yahoo!, Inc.+...............................................      13,300       483,189
                       Software -- 2.9%
                       Microsoft Corp. ............................................      64,100     1,830,696

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Telecommunications -- 3.4%
                       Cisco Systems, Inc.+(1).....................................      27,700   $   656,490
                       Corning, Inc.+..............................................      32,300       421,838
                       Motorola, Inc. .............................................      21,000       383,250
                       Nextel Communications, Inc.+................................       9,200       245,272
                       Sprint Corp. ...............................................      25,000       440,000
                                                                                                  ------------
                                                                                                    7,314,208
                                                                                                  ------------
                       MATERIALS -- 2.9%
                       Chemicals -- 1.1%
                       Dow Chemical Co. ...........................................       4,700       191,290
                       du Pont (E.I.) de Nemours and Co. ..........................      10,500       466,410
                       Forest Products -- 0.8%
                       International Paper Co. ....................................      11,200       500,640
                       Metals & Minerals -- 1.0%
                       Alcoa, Inc. ................................................      13,500       445,905
                       Rio Tinto, PLC Sponsored ADR................................       2,000       196,100
                                                                                                  ------------
                                                                                                    1,800,345
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $32,983,573).......................                38,689,421
                                                                                                  ------------
                                                                                     PRINCIPAL
                       ASSET-BACKED SECURITIES -- 2.5%                                 AMOUNT
                       ---------------------------------------------------------------------------------------
                       FINANCE -- 2.5%
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2
                         4.83% due 08/15/38........................................  $  100,000        97,972
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2
                         4.74% due 03/13/40........................................     100,000        96,815
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4
                         4.68% due 08/13/39........................................     100,000        95,936
                       BMW Vehicle Owner Trust, Series 2002-A A4 4.46% due
                         05/25/07..................................................     100,000       101,695
                       Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92%
                         due 04/15/08..............................................     100,000       100,122
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79% due
                         01/15/09..................................................     100,000       102,209
                       Carmax Auto Owner Trust, Series 2002-2 A4 3.34% due
                         02/15/08..................................................     100,000       100,554
                       Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95%
                         due 02/09/09..............................................     100,000       103,774
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38........................................     100,000        91,166
                       DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% due
                         12/06/07..................................................     100,000       100,998
                       Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70%
                         due 03/17/08..............................................      90,000        89,542
                       Household Automotive Trust, Series 2002-3 A3A 2.75% due
                         06/18/07..................................................      55,000        55,222
                       MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95%
                         due 06/15/09..............................................     100,000       104,074
                       Morgan Stanley Capital I, Series 2003-T11 A4 5.15% due
                         06/13/41..................................................     100,000        99,302
                       Onyx Acceptance Owner Trust, Series 2001-D A4 4.32% due
                         10/15/08..................................................      89,205        90,338
                       WFS Financial Owner Trust, Series 2002-3 A4 3.50% due
                         02/20/10..................................................     100,000       100,705
                                                                                                  ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $1,562,993).............                 1,530,424
                                                                                                  ------------
                       BONDS & NOTES -- 25.8%
                       ---------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.3%
                       Centex Corp. 5.80% due 09/15/09.............................     100,000       103,188
                       DaimlerChrysler NA Holding Corp. 7.30% due 01/15/12.........     100,000       109,146
                       Federated Department Stores, Inc. 6.63% due 04/01/11........     100,000       108,397
                       Mohawk Industries, Inc., Series D 7.20% due 04/15/12........     120,000       133,147
                       Staples, Inc. 7.13% due 08/15/07............................     165,000       180,087
                       Target Corp. 3.38% due 03/01/08.............................     100,000        98,354
                       Wal-Mart Stores, Inc. 4.38% due 07/12/07....................      85,000        86,901
                                                                                                  ------------
                                                                                                      819,220
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CONSUMER STAPLES -- 0.5%
                       Coca-Cola Enterprises, Inc. 5.25% due 05/15/07..............  $  100,000   $   104,789
                       Diageo Capital, PLC 6.13% due 08/15/05......................     100,000       103,957
                       Kroger Co. 6.75% due 04/15/12...............................     100,000       108,333
                                                                                                  ------------
                                                                                                      317,079
                                                                                                  ------------
                       ENERGY -- 0.2%
                       Valero Energy Corp. 6.88% due 04/15/12......................     100,000       108,737
                                                                                                  ------------
                       FINANCE -- 3.5%
                       Ace Capital Trust II 9.70% due 04/01/30.....................     150,000       197,226
                       Allstate Corp. 7.88% due 05/01/05...........................     100,000       104,368
                       American Express Co. 3.75% due 11/20/07.....................     100,000        99,688
                       Axa 8.60% due 12/15/30......................................     100,000       122,461
                       Berkshire Hathaway Finance Corp. 4.63% due 10/15/13.........     100,000        95,579
                       ChevronTexaco Capital Co. 3.50% due 09/17/07................     100,000        99,885
                       Citigroup, Inc. 6.50% due 01/18/11..........................     100,000       109,121
                       Countrywide Home Loans, Inc., Series MTNJ 5.50% due
                         08/01/06..................................................     100,000       104,214
                       Everest Reinsurance Holdings, Inc. 8.75% due 03/15/10.......     100,000       119,077
                       First Financial Caribbean Corp. 7.84% due 10/10/06..........     100,000       108,663
                       General Electric Capital Corp., Series MTNA 5.88% due
                         02/15/12..................................................     100,000       104,876
                       Goldman Sachs Group, Inc. 4.13% due 01/15/08................     100,000       100,303
                       Hartford Life, Inc. 7.38% due 03/01/31......................     100,000       114,641
                       Household Finance Corp. 6.38% due 10/15/11..................     100,000       106,741
                       J.P. Morgan Chase & Co. 6.75% due 02/01/11..................     100,000       108,990
                       MBIA, Inc. 6.63% due 10/01/28...............................     100,000        99,866
                       Morgan Stanley 5.30% due 03/01/13...........................     100,000        98,404
                       National Rural Utilities Cooperative Finance Corp. 3.88% due
                         02/15/08..................................................     100,000        99,717
                       USA Education, Inc., Series MTNA 5.63% due 04/10/07.........     100,000       105,086
                       Wachovia Corp. 3.63% due 02/17/09...........................     100,000        96,995
                                                                                                  ------------
                                                                                                    2,195,901
                                                                                                  ------------
                       HEALTHCARE -- 0.4%
                       American Home Products Corp. 6.70% due 03/15/11.............     100,000       106,793
                       UnitedHealth Group, Inc. 5.20% due 01/17/07.................     100,000       104,038
                                                                                                  ------------
                                                                                                      210,831
                                                                                                  ------------
                       INDUSTRIAL & COMMERCIAL -- 0.7%
                       FedEx Corp., Series 981A 6.72% due 01/15/22.................     260,431       278,963
                       First Data Corp. 3.38% due 08/01/08.........................     100,000        97,460
                       General Dynamics Corp. 2.13% due 05/15/06...................      75,000        73,773
                                                                                                  ------------
                                                                                                      450,196
                                                                                                  ------------
                       INFORMATION & ENTERTAINMENT -- 1.3%
                       Continental Airlines, Inc., Series 01-1 6.70% due
                         12/15/22..................................................      86,775        80,923
                       Cox Enterprises, Inc. 8.00% due 02/15/07*...................     100,000       110,209
                       Liberty Media Corp. 3.50% due 09/25/06......................     100,000        99,819
                       News America, Inc. 6.63% due 01/09/08.......................     100,000       108,144
                       Reed Elsevier Capital, Inc. 6.75% due 08/01/11..............     100,000       110,573
                       Time Warner, Inc. 6.15% due 05/01/07........................     100,000       105,880
                       USA Interactive 7.00% due 01/15/13..........................     100,000       107,840
                       Viacom, Inc. 6.40% due 01/30/06.............................     100,000       105,189
                                                                                                  ------------
                                                                                                      828,577
                                                                                                  ------------
                       INFORMATION TECHNOLOGY -- 1.3%
                       AT&T Broadband Corp. 8.38% due 03/15/13.....................     100,000       117,394
                       AT&T Wireless Services, Inc. 7.50% due 05/01/07.............     100,000       109,645
                       Computer Sciences Corp. 3.50% due 04/15/08..................     100,000        98,082
                       Deutsche Telekom International Finance BV 3.88% due
                         07/22/08..................................................     100,000        98,403
                       Hewlett-Packard Co. 5.75% due 12/15/06......................     100,000       105,407
                       Intelsat, Ltd. 6.50% due 11/01/13...........................     100,000        88,343

                                                           ---------------------

                                                                                     PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       International Business Machines Corp. 5.38% due 02/01/09....  $  100,000   $   104,540
                       Verizon Global Funding Corp. 6.88% due 06/15/12.............     100,000       109,103
                                                                                                  ------------
                                                                                                      830,917
                                                                                                  ------------
                       MUNICIPAL BONDS -- 0.1%
                       Illinois State General Obligation Taxable Pension 3.85% due
                         06/01/13..................................................      65,000        58,937
                                                                                                  ------------
                       U.S. GOVERNMENT AGENCIES -- 10.0%
                       Federal Home Loan Mtg. Corp. 6.50% due 12/01/10.............      18,718        19,814
                       Federal Home Loan Mtg. Corp. 6.50% due 08/01/25.............      62,962        69,255
                       Federal Home Loan Mtg. Corp. 6.50% due 09/01/25.............      17,588        18,436
                       Federal Home Loan Mtg. Corp. 6.50% due 10/01/25.............      92,532        96,997
                       Federal Home Loan Mtg. Corp. 6.50% due 11/01/25.............      33,064        34,659
                       Federal National Mtg. Assoc. 4.50% due 11/01/18.............     933,345       914,546
                       Federal National Mtg. Assoc. 5.00% due 01/01/18.............      27,029        27,152
                       Federal National Mtg. Assoc. 5.00% due 02/01/18.............     700,867       703,361
                       Federal National Mtg. Assoc. 5.00% due 04/01/18.............      41,074        41,261
                       Federal National Mtg. Assoc. 5.00% due 03/01/19.............     995,728       999,113
                       Federal National Mtg. Assoc. 5.00% due 04/01/19.............     164,319       164,878
                       Federal National Mtg. Assoc. 6.50% due 04/01/28.............     104,605       109,208
                       Federal National Mtg. Assoc. 6.50% due 08/01/28.............      44,070        46,009
                       Government National Mtg. Assoc. 5.00% due 05/15/33..........     969,669       942,178
                       Government National Mtg. Assoc. 6.00% due 10/15/32..........     278,844       286,322
                       Government National Mtg. Assoc. 6.50% due 05/15/23..........       1,971         2,077
                       Government National Mtg. Assoc. 6.50% due 08/15/23..........       6,316         6,655
                       Government National Mtg. Assoc. 6.50% due 09/15/23..........      32,637        34,387
                       Government National Mtg. Assoc. 6.50% due 10/15/23..........       7,901         8,325
                       Government National Mtg. Assoc. 6.50% due 11/15/23..........     280,612       295,661
                       Government National Mtg. Assoc. 6.50% due 12/15/23..........     256,609       270,370
                       Government National Mtg. Assoc. 6.50% due 09/15/28..........      65,080        68,280
                       Government National Mtg. Assoc. 6.50% due 11/15/28..........      69,919        73,247
                       Government National Mtg. Assoc. 6.50% due 05/15/31..........     298,297       312,117
                       Government National Mtg. Assoc. 6.50% due 09/15/31..........      19,074        19,957
                       Government National Mtg. Assoc. 6.50% due 10/15/31..........      11,435        11,965
                       Government National Mtg. Assoc. 6.50% due 04/15/32..........     243,853       255,096
                       Government National Mtg. Assoc. 7.00% due 07/15/29..........      54,852        58,335
                       Government National Mtg. Assoc. 7.00% due 12/15/29..........     305,241       324,627
                                                                                                  ------------
                                                                                                    6,214,288
                                                                                                  ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 5.6%
                       United States Treasury Bonds 5.38% due 02/15/31.............   1,500,000     1,512,833
                       United States Treasury Notes 1.63% due 09/30/05.............   1,500,000     1,488,867
                       United States Treasury Notes 3.13% due 05/15/07.............     500,000       500,000
                                                                                                  ------------
                                                                                                    3,501,700
                                                                                                  ------------
                       UTILITIES -- 0.9%
                       Dominion Resources, Inc. 4.13% due 02/15/08.................     100,000        99,851
                       Eastern Energy, Ltd., Series AMBC 6.75% due 12/01/06*.......     100,000       107,651
                       KeySpan Corp. 6.15% due 06/01/06............................     100,000       105,328
                       Kinder Morgan, Inc. 6.50% due 09/01/12......................     100,000       105,951
                       NSTAR 8.00% due 02/15/10....................................     100,000       116,305
                                                                                                  ------------
                                                                                                      535,086
                                                                                                  ------------
                       TOTAL BONDS & NOTES (cost $15,850,489)......................                16,071,469
                                                                                                  ------------
                       TOTAL INVESTMENT SECURITIES (cost $50,397,055)..............                56,291,314
                                                                                                  ------------
                       SHORT-TERM SECURITIES -- 0.8%
                       ---------------------------------------------------------------------------------------
                       U.S. GOVERNMENT OBLIGATIONS -- 0.8%
                       United States Treasury Bills 1.07% due 08/05/04 (cost
                         $499,527).................................................     500,000       499,527
                                                                                                  ------------

---------------------

                                                                                     PRINCIPAL       VALUE
                       REPURCHASE AGREEMENT -- 8.7%                                    AMOUNT       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement(2)
                         (cost $5,420,000).........................................  $5,420,000   $ 5,420,000
                                                                                                  ------------

                       TOTAL INVESTMENTS --
                         (cost $56,316,582)@                              99.9%                    62,210,841
                       Other assets less liabilities --                    0.1                         57,571
                                                                         ------                   ------------
                       NET ASSETS --                                     100.0%                   $62,268,412
                                                                         ======                   ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004, the aggregate value of these securities was $217,860 representing 0.3% of net assets.
               # Security represents an investment in an affiliated company
               @  See Note 5 for cost of investments on a tax basis
              (1) The security or a portion thereof represents collateral for open futures contracts.
              (2) See Note 2 for details of Joint Repurchase Agreement
              ADR -- American Depository Receipt

              OPEN FUTURES CONTRACTS
              ------------------------------------------------------------------

                                                                                                                     UNREALIZED
                       NUMBER OF                                                       VALUE AT     VALUE AS OF     APPRECIATION
                       CONTRACTS             DESCRIPTION            EXPIRATION DATE   TRADE DATE   JUNE 30, 2004   (DEPRECIATION)
                        ---------------------------------------------------------------------------------------------------------
                       2 Short              S&P 500 Index           September 2004     $568,891      $570,200         $(1,309)
                                                                                                                      ========

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                              INVESTMENT PORTFOLIO -- JUNE 30, 2004
                                                                     (unaudited)

                                                                                                     VALUE
                       COMMON STOCK -- 72.4%                                           SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 22.5%
                       Aerospace & Military Technology -- 1.0%
                       General Dynamics Corp. .....................................       4,300   $   426,990
                       Broadcasting & Media -- 1.4%
                       Cox Communications, Inc., Class A+..........................       9,500       264,005
                       Omnicom Group, Inc. ........................................       2,700       204,903
                       Univision Communications, Inc., Class A+....................       4,200       134,106
                       Business Services -- 0.2%
                       Cendant Corp. ..............................................       2,900        70,992
                       Computers & Business Equipment -- 0.7%
                       EMC Corp.+..................................................       9,100       103,740
                       Polycom, Inc.+..............................................       8,600       192,726
                       Drugs -- 3.0%
                       Astrazeneca, PLC Sponsored ADR..............................       4,500       205,380
                       Cardinal Health, Inc. ......................................       3,300       231,165
                       Cephalon, Inc.+.............................................       1,000        54,000
                       Eli Lilly & Co. ............................................       3,900       272,649
                       Forest Laboratories, Inc.+..................................       3,300       186,879
                       Genzyme Corp.+..............................................       5,100       241,383
                       ICOS Corp.+.................................................       3,500       104,440
                       Education -- 0.7%
                       Apollo Group, Inc., Class A+................................       3,600       317,844
                       Electronics -- 2.0%
                       Analog Devices, Inc. .......................................       6,000       282,480
                       KLA-Tencor Corp.+...........................................       5,300       261,714
                       MEMC Electronic Materials, Inc.+............................      24,100       238,108
                       Samsung Electronics Co., Ltd. GDR+*.........................         400        82,300
                       Financial Services -- 0.9%
                       Citigroup, Inc. ............................................       8,100       376,650
                       Health Services -- 1.3%
                       Medco Health Solutions, Inc.+...............................      14,400       540,000
                       Insurance -- 0.8%
                       ACE, Ltd. ..................................................       4,000       169,120
                       AMBAC Financial Group, Inc. ................................       2,600       190,944
                       Internet Content -- 2.7%
                       eBay, Inc.+.................................................       4,400       404,580
                       Yahoo!, Inc.+...............................................      20,000       726,600
                       Machinery -- 0.3%
                       Cognex Corp. ...............................................       3,100       119,288
                       Medical Products -- 0.3%
                       Guidant Corp. ..............................................       2,500       139,700

---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Retail -- 1.5%
                       Lowe's Cos., Inc. ..........................................       3,500   $   183,925
                       PETsMART, Inc. .............................................       5,500       178,475
                       Staples, Inc. ..............................................       9,000       263,790
                       Software -- 0.7%
                       CDW Corp. ..................................................       1,800       114,768
                       Mercury Interactive Corp.+..................................       1,500        74,745
                       Network Appliance, Inc.+....................................       5,600       120,568
                       Telecommunications -- 5.0%
                       Amdocs, Ltd.+...............................................       6,000       140,580
                       Corning, Inc.+(9)...........................................      35,000       457,100
                       Crown Castle International Corp.+...........................      12,100       178,475
                       Motorola, Inc. .............................................      14,100       257,325
                       NTL, Inc.+..................................................       5,200       299,624
                       Nextel Communications, Inc., Class A+(9)....................      25,900       690,494
                       Telefonaktiebolaget LM Ericsson Sponsored ADR+..............       4,000       119,680
                                                                                                  ------------
                                                                                                    9,622,235
                                                                                                  ------------
                       CORE EQUITY -- 13.5%
                       Aerospace & Military Technology -- 0.9%
                       United Technologies Corp.(9)................................       4,100       375,068
                       Apparel & Textiles -- 0.5%
                       Nike, Inc., Class B.........................................       2,900       219,675
                       Banks -- 0.5%
                       Golden West Financial Corp. ................................       2,000       212,700
                       Business Services -- 0.9%
                       Accenture, Ltd., Class A+...................................      14,300       392,964
                       Chemicals -- 0.0%
                       Pioneer Cos., Inc.+.........................................         212         1,508
                       Drugs -- 0.6%
                       Elan Corp., PLC ADR+........................................       9,500       235,030
                       Electric Utilities -- 0.9%
                       TXU Corp. ..................................................       9,300       376,743
                       Electronics -- 1.4%
                       Marvell Technology Group, Ltd.+.............................       8,400       224,280
                       Texas Instruments, Inc. ....................................      12,000       290,160
                       Tivo, Inc.+.................................................      10,480        74,303
                       Energy Services -- 0.5%
                       Schlumberger, Ltd. .........................................       2,600       165,126
                       Texas Petrochemicals, Inc.+.................................       2,466        24,968
                       Energy Sources -- 0.0%
                       ChevronTexaco Corp. ........................................         200        18,822
                       Financial Services -- 1.4%
                       Countrywide Financial Corp. ................................       4,200       295,050
                       Fannie Mae..................................................       3,800       271,168
                       Food, Beverage & Tobacco -- 1.7%
                       Altria Group, Inc.(9).......................................       7,300       365,365
                       Pepsi Bottling Group, Inc. .................................      11,500       351,210

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Gas & Pipeline Utilities -- 0.5%
                       Marathon Oil Corp. .........................................       5,800   $   219,472
                       Health Services -- 0.2%
                       Millennium Pharmaceuticals, Inc.+...........................       7,500       103,500
                       Household & Personal Products -- 0.5%
                       Gillette Co. ...............................................       5,700       241,680
                       Insurance -- 0.8%
                       MBIA, Inc. .................................................       2,800       159,936
                       Marsh & McLennan Cos., Inc. ................................       4,200       190,596
                       Leisure & Tourism -- 0.2%
                       Gol Linhas Aereas Inteligentes SA Sponsored ADR+............       5,400        91,800
                       Multi-Industry -- 0.5%
                       Tyco International, Ltd. ...................................       5,800       192,212
                       Retail -- 0.3%
                       Federated Department Stores, Inc. ..........................       2,700       132,570
                       Software -- 1.0%
                       Microsoft Corp. ............................................      14,500       414,120
                       Telecommunications -- 0.2%
                       America Movil SA de CV ADR..................................       3,100       112,747
                                                                                                  ------------
                                                                                                    5,752,773
                                                                                                  ------------
                       GLOBAL CAPITAL APPRECIATION -- 2.9%
                       Canada -- 0.5%
                       Canadian National Railway Co. (Industrial & Commercial).....       4,500       196,155
                       Hong Kong -- 0.4%
                       Techtronic Industries Co. (Industrial & Commercial).........      93,000       148,446
                       Ireland -- 0.4%
                       Ryanair Holdings, PLC Sponsored ADR (Information &
                         Entertainment)............................................       5,500       180,290
                       Japan -- 0.2%
                       Shionogi & Co., Ltd. (Healthcare)...........................       5,000        86,194
                       Switzerland -- 0.6%
                       UBS AG (Finance)............................................       3,600       255,816
                       Taiwan -- 0.8%
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)...............................................     249,941       360,356
                                                                                                  ------------
                                                                                                    1,227,257
                                                                                                  ------------
                       GLOBAL CORE EQUITY -- 33.5%
                       Australia -- 0.3%
                       Rinker Group, Ltd. (Consumer Discretionary).................      22,461       126,396
                       Brazil -- 0.3%
                       Tele Norte Leste Participacoes SA ADR (Information
                         Technology)...............................................       8,500       108,205
                       Canada -- 2.8%
                       Biovail Corp. (Healthcare)+.................................       8,600       162,907
                       Research In Motion, Ltd. (Information Technology)+..........      11,600       793,904
                       Talisman Energy, Inc. (Energy)..............................      11,100       242,227

---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       France -- 5.2%
                       Alcatel SA (Information Technology)+........................      17,000   $   262,886
                       Cie Generale D'Optique Essilor International SA
                         (Healthcare)..............................................       4,266       279,119
                       Lafarge SA (Materials)......................................       5,277       471,726
                       M6-Metropole Television (Information & Entertainment).......      10,300       291,047
                       Pernod-Ricard (Consumer Staples)............................       1,700       217,897
                       Peugeot SA (Consumer Discretionary).........................       4,200       234,439
                       Pinault-Printemps-Redoute SA (Consumer Discretionary).......       2,000       205,982
                       Vivendi Universal SA (Information & Entertainment)+.........       8,400       233,568
                       Germany -- 2.2%
                       Daimlerchrysler AG (Consumer Discretionary).................       5,300       248,203
                       E.ON AG (Utilities).........................................       3,300       238,654
                       Muenchener Ruckversicherungs-Gesellschaft AG (Finance)......       2,500       271,654
                       SAP AG (Information Technology).............................       1,100       182,793
                       Italy -- 1.1%
                       Eni SpA (Energy)............................................      23,559       468,896
                       Japan -- 6.1%
                       Canon, Inc. (Information Technology)........................       3,000       158,511
                       Fanuc, Ltd. (Information Technology)........................       3,300       197,409
                       Fast Retailing Co., Ltd. (Consumer Discretionary)...........       3,300       267,760
                       Japan Tobacco, Inc. (Consumer Staples)......................          41       319,485
                       Kao Corp. (Consumer Staples)................................       6,000       145,004
                       NTT DoCoMo, Inc. (Information Technology)...................          85       152,309
                       ORIX Corp. (Finance)........................................       1,300       149,322
                       Olympus Corp. (Information & Entertainment).................      13,000       246,083
                       Sankyo Co (Healthcare)......................................      11,100       241,227
                       Sumitomo Trust & Banking Co., Ltd. (Finance)................      51,000       364,135
                       Takeda Chemical Industries, Ltd. (Healthcare)...............       5,500       242,086
                       Tokyo Electron, Ltd. (Information Technology)...............       2,400       134,969
                       Korea -- 0.5%
                       SK Corp. (Energy)...........................................       5,030       199,544
                       Luxembourg -- 0.9%
                       Oriflame Cosmetics SA (Consumer Staples)+...................      10,400       372,316
                       Netherlands -- 4.0%
                       ABN AMRO Holding NV (Finance)...............................      13,100       287,250
                       ASML Holding NV (Information Technology)+...................      11,400       193,389
                       European Aeronautic Defense and Space Co. (Industrial &
                         Commercial)...............................................      11,158       311,345
                       Fortis (Finance)+...........................................      10,400       230,075
                       ING Groep NV (Finance)......................................      10,718       253,580
                       Koninklijke Ahold NV (Consumer Staples)+....................      34,800       273,740
                       Royal Dutch Petroleum Co. (Energy)..........................       3,200       164,610
                       Russia -- 0.1%
                       Yukos Corp. ADR (Energy)....................................       1,300        41,340
                       South Africa -- 0.4%
                       Standard Bank Group, Ltd. (Finance).........................      25,000       174,868
                       South Korea -- 0.7%
                       Kia Motors Corp. (Consumer Discretionary)...................      17,680       151,149
                       LG Electronics, Inc. (Information Technology)...............       3,500       166,132
                       Spain -- 0.4%
                       Iberdrola SA (Materials)....................................       8,900       188,317

                                                           ---------------------

                                                                                                     VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES       (NOTE 2)
                       ---------------------------------------------------------------------------------------
                       Switzerland -- 2.6%
                       ABB, Ltd. (Industrial & Commercial)+........................      38,410   $   210,563
                       Converium Holdings AG (Finance).............................       2,227       116,113
                       Converium Holdings AG ADR (Finance).........................       1,300        33,449
                       Roche Holding AG (Healthcare)...............................       4,201       416,889
                       UBS AG (Finance)............................................       4,710       332,646
                       Thailand -- 0.3%
                       Kasikornbank PCL (Finance)+.................................      90,600       115,090
                       United Kingdom -- 5.6%
                       AstraZeneca Group, PLC (Healthcare).........................       7,250       326,328
                       GlaxoSmithKline, PLC (Healthcare)...........................      12,700       257,860
                       Lloyds TSB Group, PLC (Finance).............................      66,900       525,502
                       Reckitt Benckiser, PLC (Consumer Staples)...................      12,187       346,111
                       Rio Tinto, PLC (Materials)..................................       8,100       195,409
                       Rolls Royce Group B shares, PLC (Industrial &
                         Commercial)(6)............................................      71,342       326,762
                       Vodafone Group, PLC (Information Technology)................     193,584       425,278
                                                                                                  ------------
                                                                                                   14,294,458
                                                                                                  ------------
                       TOTAL COMMON STOCK (cost $27,899,642).......................                30,896,723
                                                                                                  ------------

                       PREFERRED STOCK -- 0.0%
                       ---------------------------------------------------------------------------------------
                       CORE EQUITY -- 0.0%
                       Metals & Minerals -- 0.0%
                       Weirton Steel Corp., Series C (Convertible) (cost $0).......       1,125             1
                                                                                                  ------------
                                                                                     PRINCIPAL
                       ASSET BACKED SECURITIES -- 0.4%                                AMOUNT#
                       ---------------------------------------------------------------------------------------
                       CORE BOND -- 0.4%
                       Finance -- 0.4%
                       Advanta Mtg. Loan Trust, Series 1999-4 A 1.68% due
                         11/25/29(3)...............................................  $   22,857        22,864
                       BMW Vehicle Owner Trust, Series 2003-A A2 1.45% due
                         11/25/05..................................................       5,209         5,209
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2001-TOP4 A3
                         5.61% due 11/15/33........................................      25,000        25,909
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2
                         4.83% due 08/15/38........................................      25,000        24,493
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% due 05/15/38........................................      20,000        18,233
                       GS Mtg. Securities Corp. II, Series 2000-GSFL A 1.38% due
                         08/15/04*(3)..............................................      17,270        17,270
                       John Deere Owner Trust, Series 2003-A A2 1.31% due
                         01/17/06..................................................      13,131        13,116
                       LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13% due
                         12/15/30..................................................      25,000        26,683
                                                                                                  ------------
                       TOTAL ASSET BACKED SECURITIES (cost $155,398)...............                   153,777
                                                                                                  ------------

                       BONDS & NOTES -- 23.8%
                       --------------------------------------------------------------------------------------------
                       CORE BOND -- 12.2%
                       Consumer Discretionary -- 1.3%
                       Advanced Accessory Holdings Corp. 13.25% due 12/15/11(1)....            55,000       27,912
                       Arvinmeritor, Inc. 8.75% due 03/01/12.......................            30,000       32,550
                       Beazer Homes USA, Inc. 8.63% due 05/15/11...................            40,000       42,200
                       Champion Enterprises, Inc. 7.63% due 05/15/09...............            15,000       14,100
                       Champion Home Builders Co. 11.25% due 04/15/07..............             5,000        5,400
                       D.R. Horton, Inc. 9.75% due 09/15/10........................            50,000       57,937
                       Dana Corp. 9.00% due 08/15/11...............................            25,000       29,250
                       Dana Corp. 10.13% due 03/15/10..............................            10,000       11,325
                       Dura Operating Corp., Series B 8.63% due 04/15/12...........            10,000       10,200

---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                            AMOUNT#      (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Consumer Discretionary (continued)
                       Eagle-Picher Industries, Inc. 9.75% due 09/01/13............       $     5,000   $    5,375
                       General Motors Corp. 8.38% due 07/15/33.....................            23,000       24,345
                       Goodyear Tire & Rubber Co. 7.86% due 08/15/11...............            15,000       13,688
                       Meritage Corp. 9.75% due 06/01/11...........................             5,000        5,500
                       Navistar International Corp., Series B 9.38% due 06/01/06...             5,000        5,400
                       Petro Stopping Centers LP/ Petro Financial Corp. 9.00% due
                         02/15/12*.................................................             5,000        4,950
                       RJ Tower Corp. 12.00% due 06/01/13..........................             5,000        4,763
                       Rite Aid Corp. 8.13% due 05/01/10...........................            15,000       15,788
                       Standard-Pacific Corp. 9.50% due 09/15/10...................            30,000       32,925
                       Staples, Inc. 5.88% due 11/15/04............................  EUR       10,000       12,323
                       TRW Automotive, Inc. 11.00% due 02/15/13....................            30,000       35,400
                       Technical Olympic USA, Inc. 7.50% due 03/15/11..............            15,000       13,950
                       Tenneco Automotive, Inc., Series B 10.25% due 07/15/13......            10,000       11,300
                       Tenneco Automotive, Inc., Series B 11.63% due 10/15/09......            10,000       10,750
                       Visteon Corp. 7.00% due 03/10/14............................            45,000       43,537
                       Wal-Mart Stores, Inc. 6.55% due 08/10/04....................            35,000       35,172
                       Winn-Dixie Stores, Inc. 8.88% due 04/01/08..................            40,000       37,800
                       Consumer Staples -- 0.3%
                       American Rock Salt Co., LLC 9.50% due 03/15/14*.............             5,000        5,125
                       Great Atlantic & Pacific Tea Co., Inc. 9.13% due 12/15/11...            50,000       42,500
                       Johnsondiversey, Inc., Series B 9.63% due 05/15/12..........             5,000        5,450
                       Playtex Products, Inc. 8.00% due 03/01/11*..................            15,000       15,619
                       Playtex Products, Inc. 9.38% due 06/01/11...................            30,000       29,175
                       Revlon Consumer Products Corp. 12.00% due 12/01/05..........            25,000       28,000
                       Scotts Co. 6.63% due 11/15/13...............................             5,000        5,000
                       Standard Commercial Corp. 8.00% due 04/15/12*...............             5,000        4,887
                       United Agri Products, Inc. 8.25% due 12/15/11*..............             5,000        5,525
                       Energy -- 1.1%
                       Burlington Resources Finance Co. 6.68% due 02/15/11.........            10,000       10,932
                       Chesapeake Energy Corp. 6.88% due 01/15/16..................            15,000       14,625
                       Chesapeake Energy Corp. 7.50% due 09/15/13..................            15,000       15,600
                       Chesapeake Energy Corp. 7.75% due 01/15/15..................            20,000       20,850
                       Costilla Energy, Inc. 10.25% due 10/01/06+(2)(5)(6).........           130,000            0
                       Dynegy Holdings, Inc. 10.13% due 07/15/13*..................            10,000       10,825
                       El Paso Corp. 7.00% due 05/15/11............................           100,000       87,500
                       El Paso Production Holding Co. 7.75% due 06/01/13...........            15,000       13,763
                       Encore Acquisition Co. 8.38% due 06/15/12...................             5,000        5,350
                       Energy Corp. of America, Series A 9.50% due 05/15/07........            61,000       57,340
                       Giant Industries, Inc. 8.00% due 05/15/14...................             5,000        5,000
                       Giant Industries, Inc. 11.00% due 05/15/12..................            26,000       28,990
                       Parker Drilling Co. 9.63% due 10/01/13......................            15,000       15,563
                       Peabody Energy Corp., Series B 6.88% due 03/15/13...........            10,000       10,125
                       Petroleum Geo-Services ASA 10.00% due 11/05/10..............            30,000       31,050
                       Premcor Refining Group, Inc. 6.75% due 05/01/14.............            15,000       14,850
                       Premcor Refining Group, Inc. 7.75% due 02/01/12.............            30,000       31,125
                       Pride International, Inc. 7.38% due 07/15/14*...............             5,000        5,050
                       Tesoro Petroleum Corp. 8.00% due 04/15/08...................            10,000       10,700
                       Whiting Petroleum Corp. 7.25% due 05/01/12*.................             5,000        4,950
                       Williams Cos., Inc. 7.13% due 09/01/11......................            15,000       15,225
                       Williams Cos., Inc. 8.13% due 03/15/12......................             5,000        5,337
                       Williams Cos., Inc. 8.63% due 06/01/10......................            25,000       27,500
                       Finance -- 0.3%
                       Alamosa Delaware, Inc. 11.00% due 07/31/10..................            30,000       32,700
                       Anthem Insurance Cos., Inc. 9.00% due 04/01/27*.............            10,000       13,188
                       Arch Western Finance, LLC 6.75% due 07/01/13*...............            20,000       20,000

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                            AMOUNT#      (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Finance (continued)
                       Chevy Chase Bank FSB 6.88% due 12/01/13.....................       $    10,000   $   10,000
                       NAC Re Corp. 7.15% due 11/15/05.............................            20,000       21,087
                       New ASAT Finance, Ltd. 9.25% due 02/01/11*..................            20,000       19,800
                       Healthcare -- 0.5%
                       Alaris Medical Systems, Inc. 7.25% due 07/01/11.............            10,000       11,000
                       AmerisourceBergen Corp. 7.25% due 11/15/12..................            15,000       15,375
                       AmerisourceBergen Corp. 8.13% due 09/01/08..................             5,000        5,387
                       Biovail Corp. 7.88% due 04/01/10............................            15,000       14,813
                       Extendicare Health Services, Inc. 9.50% due 07/01/10........            10,000       11,100
                       Hanger Orthopedic Group, Inc. 10.38% due 02/15/09...........            10,000       10,225
                       Kinetic Concepts, Inc. 7.38% due 05/15/13...................             3,000        3,135
                       NDCHealth Corp. 10.50% due 12/01/12.........................            40,000       44,100
                       Omnicare, Inc. 6.13% due 06/01/13...........................             5,000        4,775
                       Omnicare, Inc., Series B 8.13% due 03/15/11.................            15,000       16,050
                       Radiologix, Inc., Series B 10.50% due 12/15/08..............            20,000       21,000
                       Triad Hospitals, Inc. 7.00% due 05/15/12....................            15,000       15,112
                       VWR International, Inc. 6.88% due 04/15/12*.................             5,000        5,019
                       VWR International, Inc. 8.00% due 04/15/14*.................             5,000        5,125
                       WellPoint Health Networks, Inc. 6.38% due 01/15/12..........            15,000       16,054
                       Industrial & Commercial -- 1.0%
                       Allied Waste North America, Inc., Series B 8.50% due
                         12/01/08..................................................            30,000       32,812
                       Argo-Tech Corp. 9.25% due 06/01/11*.........................             5,000        5,150
                       Case New Holland, Inc. 9.25% due 08/01/11*..................            55,000       57,750
                       Cornell Cos., Inc. 10.75% due 07/01/12*.....................            10,000       10,200
                       Cummins, Inc. 9.50% due 12/01/10............................             5,000        5,663
                       ERICO International Corp. 8.88% due 03/01/12*...............             5,000        5,100
                       Fluor Corp. 6.95% due 03/01/07..............................            25,000       25,687
                       General Cable Corp. 9.50% due 11/15/10......................            15,000       16,125
                       Iron Mountain, Inc. 8.25% due 07/01/11......................            50,000       51,937
                       JB Poindexter & Co., Inc. 8.75% due 03/15/14*...............            25,000       25,313
                       Koppers, Inc. 9.88% due 10/15/13............................            25,000       27,375
                       L-3 Communications Corp. 7.63% due 06/15/12.................            20,000       21,100
                       Lazydays RV Center, Inc. 11.75% due 05/15/12*...............            10,000       10,550
                       Numatics, Inc., Series B 9.63% due 04/01/08.................            15,000       13,350
                       Polypore, Inc. 8.75% due 05/15/12*..........................            15,000       15,638
                       Sequa Corp., Series B 8.88% due 04/01/08....................            15,000       15,788
                       United Rentals North America, Inc. 6.50% due 02/15/12.......            35,000       33,075
                       Von Hoffman Corp. 10.25% due 03/15/09.......................            20,000       20,575
                       Xerox Corp. 7.63% due 06/15/13..............................            35,000       35,787
                       Xerox Corp. 9.75% due 01/15/09..............................            10,000       11,375
                       Information & Entertainment -- 2.2%
                       AMF Bowling Worldwide, Inc. 10.00% due 03/01/10*............            15,000       15,375
                       Advanstar Communications, Inc. 10.75% due 08/15/10..........            15,000       16,594
                       Advanstar Communications, Inc. 12.00% due 02/15/11..........            10,000       10,650
                       Aztar Corp. 9.00% due 08/15/11..............................            15,000       16,612
                       CSC Holdings, Inc., Series B 7.63% due 04/01/11.............            45,000       45,112
                       Cablevision Systems Corp. 8.00% due 04/15/12*...............            10,000        9,900
                       Charter Communications Holdings, LLC 13.50% due
                         01/15/11(1)...............................................           140,000      102,550
                       Charter Communications Holdings, LLC 9.92% due
                         04/01/11(1)...............................................            10,000        7,900
                       Delta Air Lines, Inc. 7.90% due 12/15/09....................            40,000       20,400
                       Dex Media West, LLC/Dex Media Finance Co. 9.88% due
                         08/15/13..................................................            35,000       38,412
                       Echostar DBS Corp. 6.38% due 10/01/11.......................            55,000       54,175
                       El Pollo Loco, Inc. 9.25% due 12/15/09*.....................            20,000       20,400
                       Icon Health & Fitness, Inc. 11.25% due 04/01/12.............            30,000       32,700
                       Insight Midwest LP/Insight Capital, Inc. 10.50% due
                         11/01/10..................................................            50,000       54,500
                       LBI Media, Inc. 11.00% due 10/15/13(1)......................            30,000       21,187

---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                            AMOUNT#      (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Information & Entertainment (continued)
                       Lamar Media Corp. 7.25% due 01/01/13........................       $     5,000   $    5,088
                       Lodgenet Entertainment Corp. 9.50% due 06/15/13.............            10,000       10,925
                       MGM MIRAGE, Inc. 8.38% due 02/01/11.........................            50,000       52,250
                       MGM MIRAGE, Inc. 8.50% due 09/15/10.........................            25,000       27,000
                       Mandalay Resort Group 9.38% due 02/15/10....................            25,000       27,250
                       McDonald's Corp., Series EMTN 5.88% due 04/23/32............  GBP       10,000       18,024
                       Mediacom Broadband, LLC 11.00% due 07/15/13.................            25,000       26,625
                       Mediacom, LLC 9.50% due 01/15/13............................            35,000       33,775
                       Mortons Restaurant Group, Inc. 7.50% due 07/01/10...........             5,000        4,650
                       News America Holdings, Inc. 8.88% due 04/26/23..............            15,000       18,739
                       Northwest Airlines, Inc. 9.88% due 03/15/07.................            15,000       11,850
                       OED Corp. 8.75% due 04/15/12*...............................            15,000       14,663
                       Park Place Entertainment Corp. 8.13% due 05/15/11...........            55,000       58,369
                       Premier Entertainment Biloxi, LLC 10.75% due 02/01/12*......            20,000       21,000
                       R.H. Donnelley Finance Corp. I 10.88% due 12/15/12*.........            30,000       34,800
                       Real Mex Restaurants, Inc. 10.00% due 04/01/10*.............            10,000       10,025
                       River Rock Entertainment Authority 9.75% due 11/01/11.......            10,000       10,900
                       Seneca Gaming Corp. 7.25% due 05/01/12*.....................             5,000        4,994
                       Six Flags, Inc. 9.75% due 04/15/13..........................            30,000       30,150
                       Station Casinos, Inc. 6.00% due 04/01/12....................            15,000       14,513
                       True Temper Sports, Inc. 8.38% due 09/15/11.................             5,000        5,000
                       Vertis, Inc. 10.88% due 06/15/09............................            15,000       16,125
                       Warner Music Group 7.38% due 04/15/14*......................            10,000        9,625
                       Information Technology -- 1.2%
                       Alaska Communications Systems Holdings, Inc. 9.88% due
                         08/15/11..................................................            10,000       10,425
                       American Cellular Corp. 10.00% due 08/01/11.................            25,000       21,562
                       Amkor Technology, Inc. 9.25% due 02/15/08...................            15,000       15,675
                       Avaya, Inc. 11.13% due 04/01/09.............................            23,000       26,910
                       Centennial Cellular Operating Co. 10.13% due 06/15/13.......            15,000       15,488
                       Centennial Communications Corp. 8.13% due 02/01/14*.........            15,000       13,875
                       Crown Castle International Corp. 9.38% due 08/01/11.........             5,000        5,500
                       Crown Castle International Corp. 10.75% due 08/01/11........             5,000        5,600
                       GCI, Inc. 7.25% due 02/15/14*...............................            25,000       23,875
                       MCI, Inc. 7.74% due 05/01/14................................             5,000        4,475
                       Muzak, LLC/Muzak Finance Corp. 9.88% due 03/15/09...........            10,000        7,700
                       Nextel Communications, Inc. 9.50% due 02/01/11(9)...........            50,000       56,000
                       Nortel Networks, Ltd. 6.13% due 02/15/06....................            20,000       20,100
                       PanAmSat Corp. 8.50% due 02/01/12...........................            15,000       17,025
                       Rural Cellular Corp. 8.25% due 03/15/12*....................             5,000        5,138
                       Rural Cellular Corp. 9.75% due 01/15/10.....................            15,000       13,612
                       SCG Holding Corp./Semiconductor Components Industries, LLC
                         zero coupon due 08/04/11*.................................            20,000       28,600
                       Sanmina-SCI Corp. 10.38% due 01/15/10.......................            45,000       51,525
                       Solectron Corp. 9.63% due 02/15/09..........................            20,000       21,950
                       Telecommunications Techniques Co., LLC 9.75% due
                         05/15/08+(2)(5)(6)........................................           140,000            0
                       Thomas & Betts Corp. 7.25% due 06/01/13.....................             5,000        5,175
                       Time Warner Telecom Holdings, Inc. 9.25% due 02/15/14*......            15,000       14,400
                       Triton PCS, Inc. 8.75% due 11/15/11.........................            55,000       45,375
                       UCAR Finance, Inc. 10.25% due 02/15/12......................            15,000       16,688
                       Verizon New England, Inc. 6.50% due 09/15/11................            15,000       15,983
                       Wesco Distribution, Inc., Series B 9.13% due 06/01/08.......            15,000       15,431
                       Western Wireless Corp. 9.25% due 07/15/13...................            20,000       20,600
                       Materials -- 1.7%
                       AEP Industries, Inc. 9.88% due 11/15/07.....................            15,000       15,375
                       AK Steel Corp. 7.88% due 02/15/09...........................            15,000       14,025
                       ARCO Chemical Co. 9.80% due 02/01/20........................            25,000       24,500

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                            AMOUNT#      (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Materials (continued)
                       Anchor Glass Container Corp. 11.00% due 02/15/13............       $    25,000   $   28,594
                       Blue Ridge Paper Products, Inc. 9.50% due 12/15/08..........             5,000        4,650
                       Boise Cascade Corp. 6.50% due 11/01/10......................            15,000       15,263
                       Bowater, Inc. 6.50% due 06/15/13............................             5,000        4,704
                       Caraustar Industries, Inc. 9.88% due 04/01/11...............            15,000       14,925
                       Century Aluminum Co. 11.75% due 04/15/08....................            20,000       22,300
                       Consumers International, Inc. 10.25% due
                         04/01/05+(2)(5)(6)........................................            50,000            5
                       Equistar Chemicals LP 10.63% due 05/01/11...................            30,000       33,300
                       FastenTech, Inc. 11.50% due 05/01/11*.......................            15,000       16,612
                       Georgia-Pacific Corp. 8.88% due 02/01/10....................            55,000       62,287
                       Graphic Packaging International, Inc. 8.50% due 08/15/11....            15,000       16,050
                       IMC Global, Inc., Series B 10.88% due 06/01/08..............            40,000       46,500
                       IMC Global, Inc., Series B 11.25% due 06/01/11..............             5,000        5,762
                       International Paper Co. 5.38% due 08/11/06..................  EUR       10,000       12,682
                       Longview Fibre Co. 10.00% due 01/15/09......................            10,000       10,800
                       Lyondell Chemical Co., Series B 9.88% due 05/01/07..........            35,000       36,575
                       Massey Energy Co. 6.63% due 11/15/10........................            10,000        9,950
                       Methanex Corp. 8.75% due 08/15/12...........................            15,000       16,875
                       Millennium America, Inc. 9.25% due 06/15/08.................            15,000       16,125
                       Nalco Co. 7.75% due 11/15/11*...............................            10,000       10,475
                       Nalco Co. 8.88% due 11/15/13*...............................            15,000       15,712
                       Neenah Corp. 11.00% due 09/30/10*(7)........................            15,000       15,900
                       Omnova Solutions, Inc. 11.25% due 06/01/10..................            15,000       16,350
                       Owens-Brockway Glass Container, Inc. 8.25% due 05/15/13.....            50,000       51,625
                       Pioneer Cos., Inc. 4.61% due 12/31/06(3)....................             1,038          981
                       Pliant Corp. 11.13% due 06/15/09(1).........................            30,000       25,275
                       Portola Packaging, Inc. 8.25% due 02/01/12*.................             5,000        4,000
                       Resolution Performance Products, LLC 9.50% due 04/15/10.....             5,000        5,150
                       Resolution Performance Products, LLC 13.50% due 11/15/10....            30,000       27,975
                       Steel Dynamics, Inc. 9.50% due 03/15/09.....................            15,000       16,575
                       Stone Container Corp. 8.38% due 07/01/12....................             5,000        5,225
                       Stone Container Corp. 9.75% due 02/01/11....................            30,000       33,000
                       Tekni-Plex, Inc. 8.75% due 11/15/13.........................            10,000        9,550
                       Texas Petrochemicals Corp., Series B 11.13% due
                         07/01/06+(2)(5)(7)........................................            75,000            8
                       United States Steel, LLC 10.75% due 08/01/08................            39,000       44,557
                       Valmont Industries, Inc. 6.88% due 05/01/14.................             5,000        4,913
                       Weyerhaeuser Co. 6.13% due 03/15/07.........................            20,000       21,131
                       Real Estate -- 0.1%
                       CB Richard Ellis Services, Inc. 9.75% due 05/15/10..........             5,000        5,500
                       Health Care Property Investors, Inc. 6.45% due 06/25/12.....            10,000       10,719
                       Host Marriott LP, Series G 9.25% due 10/01/07...............             5,000        5,513
                       Host Marriott LP, Series I 9.50% due 01/15/07...............            25,000       27,312
                       U.S. Government Agencies -- 0.2%
                       Federal Home Loan Mtg. Corp. 6.44% due 04/01/29(3)..........            71,972       73,663
                       Federal National Mtg. Assoc. 4.79% due 11/01/12.............            25,000       24,943
                       U.S. Government Obligations -- 1.5%
                       United States Treasury Bonds 5.38% due 02/15/31.............            45,000       45,385
                       United States Treasury Bonds 5.50% due 08/15/28.............            75,000       75,981
                       United States Treasury Notes 4.25% due 08/15/13.............           539,000      526,157
                       Utilities -- 0.8%
                       Aes Corp. 8.75% due 05/15/13*...............................            35,000       37,494
                       Avista Corp. 9.75% due 06/01/08.............................            25,000       29,375
                       CMS Energy Corp. 8.90% due 07/15/08.........................            15,000       15,712
                       Calpine Corp. 8.50% due 07/15/10*...........................            55,000       45,512
                       DPL, Inc. 6.88% due 09/01/11................................            15,000       15,113
                       NRG Energy, Inc. 8.00% due 12/15/13*........................            25,000       25,312

---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                            AMOUNT#      (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Utilities (continued)
                       Nevada Power Co. 9.00% due 08/15/13.........................       $    20,000   $   21,750
                       Nevada Power Co., Series E 10.88% due 10/15/09..............            20,000       22,600
                       Qwest Communications International, Inc. 7.25% due
                         02/15/11*.................................................            60,000       55,950
                       SEMCO Energy, Inc. 7.13% due 05/15/08.......................             5,000        5,125
                       SEMCO Energy, Inc. 7.75% due 05/15/13.......................             5,000        5,150
                       Virginia Electric & Power Co., Series A 5.38% due
                         02/01/07..................................................            10,000       10,425
                       Westar Energy, Inc. 9.75% due 05/01/07......................            34,000       38,729
                                                                                                        -----------
                                                                                                         5,173,941
                                                                                                        -----------

                       GLOBAL CORE BOND -- 11.6%
                       Australia -- 0.2%
                       Commonwealth of Australia 7.50% due 09/15/09................  AUD       75,000       56,587
                       Government of Australia 6.25% due 04/15/15..................  AUD       40,000       28,608
                       Austria -- 0.5%
                       Republic of Austria 5.00% due 07/15/12*.....................  EUR      170,000      218,779
                       Brazil -- 0.0%
                       Companhia Vale do Rio Doce 0.06% due 09/29/49
                         (Materials)(4)(5)(6)......................................  BRL        2,000            0
                       Canada -- 0.8%
                       Abitibi-Consolidated, Inc. 8.55% due 08/01/10 (Materials)...            40,000       42,177
                       Acetex Corp. 10.88% due 08/01/09 (Materials)................            15,000       16,425
                       Bowater Canada Finance Corp. 7.95% due 11/15/11 (Finance)...            30,000       30,989
                       CanWest Media, Inc. 10.63% due 05/15/11 (Information &
                         Entertainment)............................................            15,000       16,819
                       Corus Entertainment, Inc. 8.75% due 03/01/12 (Information &
                         Entertainment)............................................            25,000       26,719
                       Norske Skog Canada, Ltd. 7.38% due 03/01/14 (Materials)*....            30,000       29,025
                       Quebecor Media, Inc. 13.75% due 07/15/11 (Information &
                         Entertainment)(1).........................................            40,000       37,000
                       Rogers Cable, Inc. 6.25% due 06/15/13 (Information &
                         Entertainment)............................................            10,000        9,414
                       Rogers Cantel, Inc. 9.75% due 06/01/16 (Information
                         Technology)...............................................            25,000       28,313
                       Rogers Wireless Communications, Inc. 9.63% due 05/01/11
                         (Information Technology)..................................            40,000       44,900
                       Russel Metals, Inc. 6.38% due 03/01/14 (Materials)..........             5,000        4,688
                       Shaw Communications, Inc. 8.25% due 04/11/10 (Information &
                         Entertainment)............................................            10,000       10,875
                       Tembec Industries, Inc. 8.63% due 06/30/09 (Materials)......            35,000       35,437
                       Videotron Ltee 6.88% due 01/15/14 (Information &
                         Entertainment)............................................             5,000        4,862
                       Denmark -- 0.8%
                       Kingdom of Denmark 4.88% due 04/18/07.......................  EUR      220,000      280,887
                       Kingdom of Denmark 6.00% due 11/15/09.......................  DKK      335,000       60,474
                       Finland -- 0.2%
                       Republic of Finland 5.38% due 07/04/13......................  EUR       50,000       65,966
                       France -- 2.7%
                       Crown European Holdings SA 10.88% due 03/01/13
                         (Materials)...............................................            30,000       34,200
                       Republic of France zero coupon due 07/22/04.................  EUR      270,000      328,896
                       Republic of France zero coupon due 09/23/04.................  EUR      285,000      345,948
                       Republic of France zero coupon due 09/30/04.................  EUR      375,000      455,031

                                                           ---------------------

                                                                                           PRINCIPAL       VALUE
                       BONDS & NOTES (CONTINUED)                                            AMOUNT#      (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       Germany -- 1.7%
                       Federal Republic of Germany, Series 00 5.50% due 01/04/31...  EUR      155,000   $  205,448
                       Federal Republic of Germany, Series 0302 3.75% due
                         07/04/13..................................................  EUR       85,000       99,844
                       Federal Republic of Germany, Series 99 4.00% due 07/04/09...  EUR      105,000      130,230
                       Federal Republic of Germany, Series 99 4.50% due 07/04/09...  EUR      225,000      285,362
                       Ireland -- 0.0%
                       MDP Acquisitions, PLC 9.63% due 10/01/12 (Industrial &
                         Commercial)...............................................       $    10,000       10,950
                       Japan -- 2.0%
                       Government of Japan, Series 234 1.40% due 09/20/11..........  JPY   91,050,000      839,409
                       Government of Japan, Series 64 1.90% due 09/20/23...........  JPY    4,150,000       35,863
                       Mexico -- 0.0%
                       United Mexican States 8.13% due 12/30/19....................            10,000       10,700
                       Netherlands -- 1.9%
                       Kingdom of Netherlands zero coupon due 09/30/04.............  EUR      500,000      606,712
                       Kingdom of Netherlands 5.50% due 01/15/28...................  EUR      135,000      178,293
                       Telefonica Europe BV 7.75% due 09/15/10 (Information
                         Technology)...............................................            15,000       17,157
                       New Zealand -- 0.1%
                       Government of New Zealand 7.00% due 07/15/09................  NZD       40,000       26,282
                       Russia -- 0.1%
                       Russian Federation 8.75% due 07/24/05*......................  RUB       40,000       42,060
                       Singapore -- 0.0%
                       Oversea-Chinese Banking Corp., Ltd. 7.25% due 09/06/11
                         (Finance).................................................  EUR       15,000       21,056
                       South Africa -- 0.1%
                       Republic of South Africa 5.25% due 05/16/13.................  EUR       20,000       23,720
                       Sweden -- 0.2%
                       Kingdom of Sweden, Series 1043 5.00% due 01/28/09...........  SEK      310,000       42,931
                       Svenska Handelsbanken AB 1.16% due 02/14/05 (Finance)(5)....            40,000       39,988
                       United Kingdom -- 0.3%
                       Holmes Financing, PLC, Series 4 1A 1.33% due 07/15/15
                         (Finance)(3)..............................................             8,750        8,749
                       Invensys, PLC 9.88% due 03/15/11 (Industrial &
                         Commercial)*..............................................            15,000       14,925
                       NTL Cable, PLC 8.75% due 04/15/14 (Information &
                         Entertainment)*...........................................             5,000        5,125
                       National Grid Transco, PLC 5.00% due 07/02/18 (Utilities)...  EUR       10,000       11,647
                       United Kingdom Treasury 4.25% due 06/07/32..................  GBP       65,000      108,064
                                                                                                        -----------
                                                                                                         4,977,534
                                                                                                        -----------
                       TOTAL BONDS & NOTES (cost $10,101,708)......................                     10,151,475
                                                                                                        -----------

                       WARRANTS -- 0.0%+                                               SHARES
                       ----------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Telecommunications -- 0.0%
                       KMC Telecom Holdings, Inc. Expires 01/31/08 (cost
                         $912)*(5)(6)..............................................          330             0
                                                                                                   ------------
                       TOTAL INVESTMENT SECURITIES (cost $38,157,660)..............                 41,201,976
                                                                                                   ------------

---------------------

                                                                                           PRINCIPAL       VALUE
                       SHORT-TERM SECURITIES -- 3.4%                                        AMOUNT#       (NOTE 2)
                       ---------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 1.8%
                       Kingdom of Netherlands zero coupon due 07/30/04(9)..........  EUR      350,000   $   426,157
                       Republic of France zero coupon due 07/08/04(9)..............  EUR      285,000       347,440
                                                                                                        ------------
                                                                                                            773,597
                                                                                                        ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.6%
                       United States Treasury Bills 0.97% due 07/22/04(9)...............  $   160,000       159,910
                       United States Treasury Bills 1.17% due 09/02/04(9)...............      500,000       498,925
                                                                                                        ------------
                                                                                                            658,835
                                                                                                        ------------
                       TOTAL SHORT-TERM SECURITIES (cost $1,423,415)....................                  1,432,432
                                                                                                        ------------
                       REPURCHASE AGREEMENT -- 2.8%
                       ---------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement (cost
                       $1,195,000)(8)(9)................................................    1,195,000     1,195,000
                                                                                                        ------------

                       TOTAL INVESTMENTS -- (cost $40,776,075)@          102.7%                      43,829,408
                       Liabilities in excess of other assets --           (2.7)                      (1,152,486)
                                                                         ------                     ------------
                       NET ASSETS --                                     100.0%                     $42,676,922
                                                                         ======                     ============

              -----------------------------
               +  Non-income producing security
               * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2004 the aggregate value of these securities was $1,112,885 representing 2.6% of net assets.
               # Denominated in United States dollars unless otherwise indicated
               @  See Note 5 for cost of investments on a tax basis
              (1) Security is a "step-up" bond where the coupon rate increases or steps up at a predetermined rate. Rate shown reflects the increased rate.
              (2) Bond in default
              (3) Security is a "floating rate" bond where the coupon rate fluctuates. The rate steps up or down for each rate downgrade or upgrade. The rate reflected is as of June 30, 2004.
              (4) Variable rate security -- the rate reflected is as of June 30,
                  2004; maturity date reflects next reset date.
              (5) Fair valued security; see Note 2
              (6) Illiquid security
              (7) Company has filed Chapter 11 bankruptcy.
              (8) See Note 2 for details of Joint Repurchase Agreement
              (9) The security or a portion thereof represents collateral for open futures contracts.
              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

                                                           ---------------------

              OPEN FUTURES CONTRACTS

                       -----------------------------------------------------------------------------------------------
                                                                                                          UNREALIZED
                       NUMBER OF                                            VALUE AT     VALUE AS OF     APPRECIATION
                       CONTRACTS       DESCRIPTION       EXPIRATION DATE   TRADE DATE   JUNE 30, 2004   (DEPRECIATION)
                       -----------------------------------------------------------------------------------------------
                       17 Short   OMX 100 Index               July 2004     $155,623      $158,130         $(2,507)
                       10 Short   CAC 40 10 Euro         September 2004      459,768       456,787           2,981
                       2 Short    German Stock Index     September 2004      245,327       248,653          (3,326)
                       4 Long     Euro BOBL              September 2004      535,119       536,852           1,733
                       5 Short    Financial Times Stock
                                  Exchange 100 Index     September 2004      407,996       405,609           2,387
                       1 Long     S&P ASX 200 Index      September 2004       60,740        61,588             848
                       3 Short    S&P 500 Index          September 2004      856,618       855,300           1,318
                       2 Short    Tokyo Price Index      September 2004      213,247       218,219          (4,972)
                       1 Long     U.S. Treasury 2 YR
                                  Note (CBT)             September 2004      210,891       210,547            (344)
                       6 Short    U.S. Treasury 5 YR
                                  Note (CBT)             September 2004      645,309       652,125          (6,816)
                                                                                                           --------
                                                                                                           $(8,698)
                                                                                                           ========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       -----------------------------------------------------------------------------------------
                                    CONTRACT                         IN             DELIVERY    GROSS UNREALIZED
                                   TO DELIVER                   EXCHANGE FOR          DATE        APPRECIATION
                       -----------------------------------------------------------------------------------------
                       *CHF                       417,000   USD          334,608    08/11/04        $ 1,120
                       *CLP                    14,656,000   USD           23,044    07/02/04             34
                       GBP                        223,000   USD          404,434    09/17/04          2,943
                       *JPY                   109,497,000   USD        1,013,375    09/24/04          8,070
                       JPY                     22,885,900   USD          211,007    09/09/04          1,062
                       *KRW                    54,500,000   USD           47,350    07/02/04            192
                       *NOK                         7,000   USD            1,033    07/14/04             23
                       SEK                        139,500   USD           18,533    07/30/04              9
                       *SGD                        20,000   USD           11,682    08/16/04             54
                       *USD                     1,493,536   JPY      164,317,300    09/24/04         15,081
                       *USD                       319,872   JPY       35,951,000    07/21/04          9,186
                       *USD                       597,818   EUR          495,000    07/26/04          4,823
                       *USD                       108,575   PLN          414,000    08/03/04          2,775
                       USD                        120,730   AUD          178,500    09/23/04          2,191
                       *USD                       217,395   KRW      254,623,000    08/27/04          2,027
                       *USD                       470,696   EUR          388,400    09/23/04          1,815
                       *USD                        21,072   TRL   35,380,000,000    10/18/04          1,173
                       *USD                       205,781   AUD          299,000    08/23/04            817
                       USD                         59,346   AUD           87,200    09/16/04            750
                       *USD                       136,918   SEK        1,035,700    09/23/04            514
                       *USD                       374,179   KRW      435,470,000    09/23/04            414
                       *USD                        25,614   NZD           41,000    08/10/04            185
                       *USD                        47,023   KRW       54,500,000    07/02/04            135
                       USD                         27,519   INR        1,270,000    08/02/04             46
                       *USD                        22,972   CLP       14,656,000    07/02/04             38
                                                                                                    -------
                                                                                                    $55,477
                                                                                                    -------

---------------------

                       -----------------------------------------------------------------------------------------
                                      CONTRACT                         IN           DELIVERY    GROSS UNREALIZED
                                     TO DELIVER                   EXCHANGE FOR        DATE        DEPRECIATION
                       -----------------------------------------------------------------------------------------
                       *AUD                           378,000   USD      256,710    08/23/04       $  (4,474)
                       CAD                            128,000   USD       94,011    08/13/04          (1,397)
                       CAD                            412,400   USD      299,426    09/23/04          (7,820)
                       CHF                            613,050   USD      489,914    09/23/04          (1,057)
                       DKK                            385,000   USD       62,412    08/26/04            (613)
                       EUR                            375,800   USD      456,565    09/30/04            (588)
                       EUR                            199,050   USD      238,894    09/17/04          (3,274)
                       *EUR                         2,028,200   USD    2,455,889    09/23/04         (11,528)
                       *EUR                         3,882,600   USD    4,676,312    07/26/04         (50,587)
                       *GBP                            74,000   USD      133,200    09/10/04            (115)
                       *INR                         1,044,000   USD       22,549    07/23/04            (127)
                       JPY                          5,123,000   USD       44,840    07/22/04          (2,052)
                       *JPY                        39,808,000   USD      360,838    07/21/04          (3,523)
                       *KRW                       177,500,000   USD      151,320    08/27/04          (1,641)
                       *KRW                       394,488,440   USD      337,026    09/23/04          (2,315)
                       *MXN                           289,000   USD       24,809    08/24/04             (20)
                       *NZD                            84,000   USD       52,261    08/10/04            (596)
                       *PLN                           105,000   USD       28,164    08/03/04             (77)
                       SEK                            369,000   USD       48,590    08/30/04            (385)
                       *SEK                           648,170   USD       85,604    09/23/04            (405)
                       SEK                          1,035,700   USD      137,047    07/23/04            (502)
                       *TRL                    35,380,000,000   USD       21,072    10/18/04          (1,174)
                       USD                             20,152   TWD      675,000    09/23/04             (25)
                       USD                              8,800   ARS       26,000    07/23/04             (39)
                       *USD                           282,432   CHF      353,000    08/11/04            (127)
                       USD                             23,024   CLP   14,656,000    10/01/04            (129)
                       *USD                            84,599   MXN      983,000    08/24/04            (147)
                       USD                             41,557   BRL      138,000    01/14/05            (368)
                       *USD                            83,663   NOK      577,000    07/14/04            (429)
                       *USD                           119,805   SGD      205,000    08/16/04            (612)
                       USD                             23,360   RUB      666,000    09/27/04            (773)
                       *USD                            63,881   GBP       35,000    09/10/04            (826)
                       *USD                            23,808   INR    1,044,000    07/23/04          (1,133)
                       USD                            585,134   GBP      320,800    09/23/04          (7,877)
                       ZAR                            321,000   USD       49,226    08/06/04          (2,014)
                                                                                                   ---------
                                                                                                    (108,769)
                                                                                                   ---------
                       Net Unrealized Depreciation                                                 $ (53,292)
                                                                                                   =========

              -----------------------------

              * Represents open forward foreign currency contracts and
                offsetting or partially offsetting open forward foreign currency contracts that do not have additional market risk but have continued counterparty settlement risk.

                       ARS  --   Argentine Peso               MXN  --   Mexican Peso
                       AUD  --   Australian Dollar            NOK  --   Norwegian Krone
                       BRL  --   Brazilian Real               NZD  --   New Zealand Dollar
                       CAD  --   Canadian Dollar              PLN  --   Polish Zloty
                       CHF  --   Swiss Franc                  RUB  --   New Russian Ruble
                       CLP  --   Chilean Peso                 SEK  --   Swedish Krona
                       DKK  --   Danish Krone                 SGD  --   Singapore Dollar
                       EUR  --   Euro                         TRL  --   Turkish Lira
                       GBP  --   Pound Sterling               TWD  --   New Taiwan Dollar
                       INR  --   Indian Rupee                 USD  --   United States Dollar
                       JPY  --   Japanese Yen                 ZAR  --   South African Rand
                       KRW  --   South Korean Won

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    JUNE 30, 2004 (UNAUDITED)

                                                                                 GOVERNMENT AND      ASSET
                                                                 MONEY MARKET     QUALITY BOND     ALLOCATION
                                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO
   -----------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value (unaffiliated)*.............  $        --      $883,819,172    $473,184,003
   Investment securities, at value (affiliated)*...............           --                --              --
   Short-term securities*......................................   16,495,906                --              --
   Repurchase agreements (cost equals market)..................      665,000        16,580,000      33,887,000
   Cash........................................................        4,399           946,009          95,272
   Foreign cash*...............................................           --                --              45
   Receivables for --
     Sales of investments......................................           --                --         993,080
     Fund shares sold..........................................           --         4,380,259         324,016
     Dividends and interest....................................       15,115         7,069,671       2,188,479
     Variation margin on futures contracts.....................           --                --              --
   Receivable from custodian...................................           --                --          50,848
   Prepaid expenses............................................          342            30,128          10,216
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --                --              --
                                                                 ---------------------------------------------
                                                                  17,180,762       912,825,239     510,732,959
                                                                 ---------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................           --           943,941       1,824,278
     Fund shares redeemed......................................          914         1,572,809         576,424
     Investment advisory and management fees...................        7,071           408,466         248,216
     Service fees -- Class 2...................................           --            17,590           3,426
     Service fees -- Class 3...................................           --            33,265           1,368
     Trustees' fees............................................       14,282            97,534           2,900
     Variation margin on futures contracts.....................           --                --              --
   Accrued foreign tax on capital gains........................           --                --              --
   Other accrued expenses......................................       31,148           194,461          90,370
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --                --              --
   Due to custodian............................................           --                --              --
                                                                 ---------------------------------------------
                                                                      53,415         3,268,066       2,746,982
                                                                 ---------------------------------------------
   NET ASSETS:.................................................  $17,127,347      $909,557,173    $507,985,977
                                                                 =============================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $17,127,347      $852,019,300    $487,125,848
   Accumulated undistributed net investment income (loss)......           --        56,586,378      20,123,012
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign exchange
     transactions..............................................           --        (3,045,835)    (35,790,020)
   Unrealized appreciation (depreciation) on investments+......           --         3,997,330      36,527,070
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --                --              67
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --                --              --
                                                                 ---------------------------------------------
                                                                 $17,127,347      $909,557,173    $507,985,977
                                                                 =============================================
   Class 1 (unlimited shares authorized):
       Net assets..............................................  $17,127,347      $595,753,741    $472,196,531
       Shares of beneficial interest issued and outstanding....   17,127,347        39,159,497      33,248,036
       Net asset value, offering and redemption price per
        share..................................................  $      1.00      $      15.21    $      14.20
                                                                 =============================================
   Class 2 (unlimited shares authorized):
       Net assets..............................................  $        --      $144,812,689    $ 28,630,067
       Shares of beneficial interest issued and outstanding....           --         9,530,968       2,019,478
       Net asset value, offering and redemption price per
        share..................................................  $        --      $      15.19    $      14.18
                                                                 =============================================
   Class 3 (unlimited shares authorized):
       Net assets..............................................  $        --      $168,990,743    $  7,159,379
       Shares of beneficial interest issued and outstanding....           --        11,141,479         505,740
       Net asset value, offering and redemption price per
        share..................................................  $        --      $      15.17    $      14.16
                                                                 =============================================
   ---------------
   *Cost
    Investment securities (unaffiliated).......................  $        --      $879,821,842    $436,656,933
                                                                 =============================================
    Investment securities (affiliated).........................  $        --      $         --    $         --
                                                                 =============================================
    Short-term securities......................................  $16,495,906      $         --    $         --
                                                                 =============================================
    Foreign cash...............................................  $        --      $         --    $         29
                                                                 =============================================
   +Includes accrued capital gains tax on unrealized
    appreciation...............................................  $        --      $         --    $         --
                                                                 =============================================

    See Notes to Financial Statements

---------------------

        GROWTH AND                      CAPITAL         NATURAL                     STRATEGIC
          INCOME         GROWTH       APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
         PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
   -------------------------------------------------------------------------------------------
        $20,865,231   $732,935,910   $1,379,039,828   $134,217,397   $55,409,723   $41,201,976
            490,050      9,854,603               --             --       881,591            --
                 --             --               --             --       499,527     1,432,432
             35,000     13,615,000       50,220,000      7,795,000     5,420,000     1,195,000
              1,850          4,016               --          4,724         3,747        61,287
                 --             --          129,766         17,185            --        10,891
                 --      3,283,931       19,846,222      1,973,416            --       328,440
              1,203      1,026,397        1,521,742        238,636         2,716         1,069
             12,777        390,884          794,232        210,883       201,827       227,642
                 --             --               --             --            --         1,044
                 --             --               --             --            --            --
                426         15,658           28,723          3,357         1,395           918
                 --             --               --             --            --        55,477
        --------------------------------------------------------------------------------------
         21,406,537    761,126,399    1,451,580,513    144,460,598    62,420,526    44,516,176
        --------------------------------------------------------------------------------------
                 --      1,095,914        4,223,838        599,594            --     1,633,045
              1,044      1,153,210        2,040,239        342,147        39,120         1,611
             12,270        412,013          816,888         85,540        50,914        34,573
                 --          9,003           15,234          2,032            --            --
                 --         13,413           22,840          2,276            --            --
              7,284        105,594          182,341         10,852        26,948        17,483
                 --             --               --             --         2,300            --
                 --             --               --             --            --           821
             32,922        142,553          315,968         42,519        32,832        42,952
                 --             --               --             --            --       108,769
                 --             --          790,321             --            --            --
        --------------------------------------------------------------------------------------
             53,520      2,931,700        8,407,669      1,084,960       152,114     1,839,254
        --------------------------------------------------------------------------------------
        $21,353,017   $758,194,699   $1,443,172,844   $143,375,638   $62,268,412   $42,676,922
        ======================================================================================
        $18,585,213   $673,738,124   $1,395,251,529   $ 93,300,523   $54,166,965   $43,969,119
            129,600      5,371,309         (843,224)     1,707,566     1,367,339     1,399,337
           (118,957)   (11,326,388)    (153,484,350)    15,694,795       841,158    (5,685,634)
          2,757,161     90,411,654      202,250,255     32,671,969     5,894,259     3,052,512
                 --             --           (1,366)           785            --       (49,714)
                 --             --               --             --        (1,309)       (8,698)
        --------------------------------------------------------------------------------------
        $21,353,017   $758,194,699   $1,443,172,844   $143,375,638   $62,268,412   $42,676,922
        ======================================================================================
        $21,353,017   $613,990,353   $1,198,535,153   $114,517,546   $62,268,412   $42,676,922
          1,976,909     23,622,762       37,652,921      4,223,923     8,107,532     5,553,516
        $     10.80   $      25.99   $        31.83   $      27.11   $      7.68   $      7.68
        ======================================================================================
        $        --   $ 74,868,721   $  126,639,286   $ 17,125,776   $        --   $        --
                 --      2,883,970        3,995,609        632,814            --            --
        $        --   $      25.96   $        31.69   $      27.06   $        --   $        --
        ======================================================================================
        $        --   $ 69,335,625   $  117,998,405   $ 11,732,316   $        --   $        --
                 --      2,674,948        3,728,334        434,247            --            --
        $        --   $      25.92   $        31.65   $      27.02   $        --   $        --
        ======================================================================================
        $18,445,424   $651,678,591   $1,176,789,573   $101,545,428   $50,302,105   $38,157,660
        ======================================================================================
        $   152,696   $    700,268   $           --   $         --   $    94,950   $        --
        ======================================================================================
        $        --   $         --   $           --   $         --   $   499,527   $ 1,423,415
        ======================================================================================
        $        --   $         --   $      131,426   $     17,092   $        --   $    10,813
        ======================================================================================
        $        --   $         --   $           --   $         --   $        --   $       821
        ======================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)

                                                                                       GOVERNMENT AND         ASSET
                                                                     MONEY MARKET       QUALITY BOND       ALLOCATION
                                                                      PORTFOLIO          PORTFOLIO          PORTFOLIO
   -------------------------------------------------------------------------------------------------------------------
   Income:
     Interest (unaffiliated)...................................        $105,017         $ 19,567,450       $ 5,392,444
     Dividends (unaffiliated)..................................              --                   --         2,902,044
     Dividends (affiliated)....................................              --                   --                --
                                                                     ------------------------------------------------------
            Total income*......................................         105,017           19,567,450         8,294,488
                                                                     ------------------------------------------------------
   EXPENSES:
     Investment advisory and management fees...................          46,536            2,545,723         1,525,407
     Service fees:
       Class 2.................................................              --              109,130            19,045
       Class 3.................................................              --              176,870             6,265
     Custodian fees............................................          24,650              142,497            77,329
     Reports to shareholders...................................             647               45,845            52,250
     Audit and tax fees........................................          19,596               20,647            19,449
     Legal fees................................................             868                5,613             2,922
     Trustees' fees............................................             501               21,916             9,891
     Interest expense..........................................              --                   --                --
     Insurance expense.........................................             217                5,780             1,641
     Other expenses............................................             724                2,488            11,308
                                                                     ------------------------------------------------------
            Total expenses before custody credits..............          93,739            3,076,509         1,725,507
            Custody credits earned on cash balances............             (35)                (282)             (331)
                                                                     ------------------------------------------------------
   Net expenses................................................          93,704            3,076,227         1,725,176
                                                                     ------------------------------------------------------
   Net investment income (loss)................................          11,313           16,491,223         6,569,312
                                                                     ------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on unaffiliated investments........              --           (2,084,760)       13,465,140
   Net realized gain (loss) on affiliated investments..........              --                   --                --
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................              --                   --              (566)
   Net realized gain (loss) on futures contracts...............              --                   --                --
                                                                     ------------------------------------------------------
       Net realized gain (loss) on investments, foreign
         currencies and futures contracts......................              --           (2,084,760)       13,464,574
                                                                     ------------------------------------------------------
   Change in unrealized appreciation (depreciation) on
     unaffiliated investments..................................              --          (14,482,054)       (2,511,072)
   Change in unrealized appreciation (depreciation) on
     affiliated investments....................................              --                   --                --
   Change in unrealized appreciation (depreciation) on foreign
     exchange transactions and other assets and liabilities....              --                   --                49
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................              --                   --                --
   Change in accrued capital gains tax on unrealized
     appreciation (depreciation)...............................              --                   --                --
                                                                     ------------------------------------------------------
       Net unrealized gain (loss) on investments, foreign
         currencies and futures contracts......................              --          (14,482,054)       (2,511,023)
                                                                     ------------------------------------------------------
   Net realized and unrealized gain (loss) on investments,
     foreign currencies, and futures contracts.................              --          (16,566,814)       10,953,551
                                                                     ------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................        $ 11,313         $    (75,591)      $17,522,863
                                                                     =================================================
   ---------------
   *  Net of foreign withholding taxes on interest and
     dividends of..............................................        $     --         $         --       $    29,746
                                                                     =================================================

    See Notes to Financial Statements

---------------------

       GROWTH                       CAPITAL        NATURAL                    STRATEGIC
     AND INCOME       GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
      PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
     ------------------------------------------------------------------------------------
     $       490   $     63,083   $    232,262   $    24,294   $   443,194   $   392,657
         151,289      4,183,612      4,662,273     1,169,401       286,335       264,486
           1,037         17,973             --            --         1,738            --
     -----------------------------------------------------------------------------------
         152,816      4,264,668      4,894,535     1,193,695       731,267       657,143
     -----------------------------------------------------------------------------------
          76,472      2,460,698      4,926,941       510,397       317,904       214,923
              --         51,451         88,715        11,244            --            --
              --         64,281        108,613        10,762            --            --
          23,881         90,647        285,964        38,095        26,764        30,650
           1,095         37,924         72,887         8,503         2,066         1,352
          16,685         17,952         18,691        16,987        17,435        24,108
              --          5,419          9,431           386         1,219         1,113
             570         16,059         30,916         2,949         1,545           700
             142             --             --            --            --             5
             112          2,888          6,032           366           339           201
             920          3,067          4,457         1,135           783           766
     -----------------------------------------------------------------------------------
         119,877      2,750,386      5,552,647       600,824       368,055       273,818
              --            (81)          (225)          (77)           (4)          (11)
     -----------------------------------------------------------------------------------
         119,877      2,750,305      5,552,422       600,747       368,051       273,807
     -----------------------------------------------------------------------------------
          32,939      1,514,363       (657,887)      592,948       363,216       383,336
     -----------------------------------------------------------------------------------
       1,409,633     56,471,902    107,117,271    10,983,429     4,318,348     3,893,402
          69,450             --             --            --       109,744            --
              --             --         50,209        17,781            --      (134,168)
              --             --             --            --      (155,764)      (85,234)
     -----------------------------------------------------------------------------------
       1,479,083     56,471,902    107,167,480    11,001,210     4,272,328     3,674,000
     -----------------------------------------------------------------------------------
      (1,065,932)   (30,662,589)   (37,593,135)   (6,854,880)   (4,128,661)   (2,412,990)
         (26,966)       691,260             --            --       (37,801)           --
              --             --         (3,031)          831            --       176,731
              --             --             --            --       163,400        20,903
              --             --             --            --            --          (821)
     -----------------------------------------------------------------------------------
      (1,092,898)   (29,971,329)   (37,596,166)   (6,854,049)   (4,003,062)   (2,216,177)
     -----------------------------------------------------------------------------------
         386,185     26,500,573     69,571,314     4,147,161       269,266     1,457,823
     -----------------------------------------------------------------------------------
     $   419,124   $ 28,014,936   $ 68,913,427   $ 4,740,109   $   632,482   $ 1,841,159
     ====================================================================================
     $        --   $         --   $    300,336   $   111,634   $        --   $    30,844
     ====================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS


                                                                         MONEY MARKET             GOVERNMENT AND QUALITY BOND
                                                                          PORTFOLIO                        PORTFOLIO
                                                                 --------------------------------------------------------------
                                                                    FOR THE                        FOR THE
                                                                  SIX MONTHS       FOR THE       SIX MONTHS         FOR THE
                                                                     ENDED        YEAR ENDED        ENDED         YEAR ENDED
                                                                 JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004    DECEMBER 31,
                                                                  (UNAUDITED)        2003        (UNAUDITED)         2003
   ----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS:
     Net investment income (loss)..............................   $    11,313    $    70,638    $ 16,491,223    $   35,934,394
     Net realized gain (loss) on investments, foreign
       currencies and futures contracts........................           --             --       (2,084,760)        7,861,526
     Net unrealized gain (loss) on investments, foreign
       currencies and futures contracts........................           --             --      (14,482,054)      (19,325,970)
                                                                 --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................        11,313         70,638         (75,591)       24,469,950
                                                                 --------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
     Net investment income -- Class 1..........................       (11,313)       (70,638)            --        (31,151,700)
     Net investment income -- Class 2..........................           --             --              --         (6,150,936)
     Net investment income -- Class 3..........................           --             --              --         (3,155,364)
     Net realized gain on investments -- Class 1...............           --             --              --         (5,709,783)
     Net realized gain on investments -- Class 2...............           --             --              --         (1,168,828)
     Net realized gain on investments -- Class 3...............           --             --              --           (603,388)
                                                                 --------------------------------------------------------------
   Total dividends and distributions to shareholders...........       (11,313)       (70,638)            --        (47,939,999)
                                                                 --------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 6)...............................    (1,501,640)    (6,005,473)    (39,108,874)      (42,563,507)
                                                                 --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................    (1,501,640)    (6,005,473)    (39,184,465)      (66,033,556)
                                                                 --------------------------------------------------------------
   NET ASSETS:
   Beginning of period.........................................    18,628,987     24,634,460     948,741,638     1,014,775,194
                                                                 --------------------------------------------------------------
   End of period*..............................................   $17,127,347    $18,628,987    $909,557,173    $  948,741,638
                                                                 ==============================================================

   ---------------
   * Includes accumulated undistributed net investment income
     (loss)....................................................   $       --     $       --     $ 56,586,378    $   40,095,155
                                                                 ==============================================================
   + See Note 1

    See Notes to Financial Statements

---------------------
    62


          ASSET ALLOCATION+                GROWTH AND INCOME                    GROWTH
              PORTFOLIO                        PORTFOLIO                       PORTFOLIO
   -----------------------------------------------------------------------------------------------
      FOR THE       FOR THE PERIOD       FOR THE                        FOR THE
    SIX MONTHS     FEBRUARY 1, 2003    SIX MONTHS       FOR THE       SIX MONTHS        FOR THE
       ENDED           THROUGH            ENDED        YEAR ENDED        ENDED        YEAR ENDED
   JUNE 30, 2004     DECEMBER 31,     JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,
    (UNAUDITED)          2003          (UNAUDITED)        2003        (UNAUDITED)        2003
   -----------------------------------------------------------------------------------------------
   $  6,569,312      $ 12,950,740      $    32,939    $   103,561    $  1,514,363    $  3,942,336
     13,464,574        (9,852,419)       1,479,083        (55,644)     56,471,902      15,110,238
     (2,511,023)       97,012,649       (1,092,898)     4,655,468     (29,971,329)    142,872,961
   -----------------------------------------------------------------------------------------------
     17,522,863       100,110,970          419,124      4,703,385      28,014,936     161,925,535
   -----------------------------------------------------------------------------------------------
            --        (16,072,974)             --        (119,000)            --       (2,988,859)
            --           (696,815)             --             --              --         (204,423)
            --            (64,012)             --             --              --          (75,718)
            --                --               --             --              --              --
            --                --               --             --              --              --
            --                --               --             --              --              --
   -----------------------------------------------------------------------------------------------
            --        (16,833,801)             --        (119,000)            --       (3,269,000)
   -----------------------------------------------------------------------------------------------
    (18,326,691)      (25,681,612)      (1,470,341)      (789,984)     13,459,279       2,362,645
   -----------------------------------------------------------------------------------------------
       (803,828)       57,595,557       (1,051,217)     3,794,401      41,474,215     161,019,180
   -----------------------------------------------------------------------------------------------
    508,789,805       451,194,248       22,404,234     18,609,833     716,720,484     555,701,304
   -----------------------------------------------------------------------------------------------
   $507,985,977      $508,789,805      $21,353,017    $22,404,234    $758,194,699    $716,720,484
   ===============================================================================================

   $ 20,123,012      $ 13,553,700      $   129,600    $    96,661    $  5,371,309    $  3,856,946
   ===============================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                       CAPITAL APPRECIATION
                                                                            PORTFOLIO
                                                                 --------------------------------
                                                                    FOR THE
                                                                   SIX MONTHS         FOR THE
                                                                     ENDED          YEAR ENDED
                                                                 JUNE 30, 2004     DECEMBER 31,
                                                                  (UNAUDITED)          2003
   ----------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS:
     Net investment income (loss)..............................  $     (657,887)  $     (664,525)
     Net realized gain (loss) on investments, foreign
       currencies and futures contracts........................     107,167,480      102,652,228
     Net unrealized gain (loss) on investments, foreign
       currencies and futures contracts........................     (37,596,166)     230,928,999
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................      68,913,427      332,916,702
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
     Net investment income -- Class 1..........................             --               --
     Net investment income -- Class 2..........................             --               --
     Net investment income -- Class 3..........................             --               --
     Net realized gain on investments -- Class 1...............             --               --
     Net realized gain on investments -- Class 2...............             --               --
     Net realized gain on investments -- Class 3...............             --               --
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........             --               --
                                                                 --------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 6)...............................         (30,012)     (47,617,301)
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................      68,883,415      285,299,401
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................   1,374,289,429    1,088,990,028
                                                                 --------------------------------
   End of period*..............................................  $1,443,172,844   $1,374,289,429
                                                                 ================================

   ---------------
   * Includes accumulated undistributed net investment income
     (loss)....................................................  $     (843,224)  $     (185,337)
                                                                 ================================

    See Notes to Financial Statements

---------------------
    64


        NATURAL RESOURCES                 MULTI-ASSET               STRATEGIC MULTI-ASSET
            PORTFOLIO                      PORTFOLIO                      PORTFOLIO
   ------------------------------------------------------------------------------------------
      FOR THE                        FOR THE                        FOR THE
    SIX MONTHS       FOR THE       SIX MONTHS     FOR THE YEAR    SIX MONTHS       FOR THE
       ENDED        YEAR ENDED        ENDED          ENDED           ENDED        YEAR ENDED
   JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,
    (UNAUDITED)        2003        (UNAUDITED)        2003        (UNAUDITED)        2003
   ------------------------------------------------------------------------------------------
   $    592,948    $ 1,122,808     $   363,216    $   955,358     $   383,336    $   797,391
     11,001,210      5,928,367       4,272,328      1,010,569       3,674,000      1,900,522
     (6,854,049)    34,675,584      (4,003,062)     7,987,670      (2,216,177)     7,471,689
   ------------------------------------------------------------------------------------------
      4,740,109     41,726,759         632,482      9,953,597       1,841,159     10,169,602
   ------------------------------------------------------------------------------------------
            --        (639,369)            --      (1,449,000)            --        (397,000)
            --         (61,009)            --             --              --             --
            --         (17,622)            --             --              --             --
            --        (684,826)            --             --              --             --
            --         (79,786)            --             --              --             --
            --         (23,888)            --             --              --             --
   ------------------------------------------------------------------------------------------
            --      (1,506,500)            --      (1,449,000)            --        (397,000)
   ------------------------------------------------------------------------------------------
      3,953,741       (605,919)     (3,925,344)    (7,205,562)     (2,571,520)    (3,279,444)
   ------------------------------------------------------------------------------------------
      8,693,850     39,614,340      (3,292,862)     1,299,035        (730,361)     6,493,158
   ------------------------------------------------------------------------------------------
    134,681,788     95,067,448      65,561,274     64,262,239      43,407,283     36,914,125
   ------------------------------------------------------------------------------------------
   $143,375,638    $134,681,788    $62,268,412    $65,561,274     $42,676,922    $43,407,283
   ==========================================================================================

   $  1,707,566    $ 1,114,618     $ 1,367,339    $ 1,004,123     $ 1,399,337    $ 1,016,001
   ==========================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, as an open-end management investment company. The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") of AIG SunAmerica Life Assurance Company (formerly, Anchor National Life Insurance Company), First SunAmerica Life Insurance Company, AIG Life Insurance Company and American International Life Assurance Company of New York; and variable annuity contracts issued by Phoenix Home Life Mutual Insurance Company and Presidential Life Insurance Company. The life insurance companies listed above are collectively referred to as the "Life Companies." All shares of the Trust are owned by "separate accounts" of the Life Companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives.

  Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the respective Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares.

  On June 17, 2003, the Board of Trustees approved the creation of the Asset Allocation Portfolio, with three classes of shares, Class 1, Class 2, and Class
3. The Asset Allocation Portfolio is the survivor of a reorganization of the corresponding series of SunAmerica Series Trust (referred to herein as the "Prior Asset Allocation Portfolio"). Effective November 24, 2003, the Prior Asset Allocation Portfolio became part of Anchor Series Trust. The Asset Allocation Portfolio adopted the prior financial and performance record of the Prior Asset Allocation Portfolio. The Asset Allocation Portfolio changed its fiscal year end from January 31 to December 31.

  The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA or better by Standard & Poor's or Aa2 or better by Moody's Corp.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and other income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies using a wide-ranging and flexible stock picking approach; may be concentrated and will generally have less investments in large company securities than the Growth Portfolio.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

---------------------
    66

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by actively allocating the Portfolio's assets among equity securities, investment grade fixed income securities and cash with less risk than the Strategic Multi-Asset Portfolio.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by actively allocating the Portfolio's assets among equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash with more risk than the Multi-Asset Portfolio.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

SECURITY VALUATIONS: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges or, for listed securities having no sales reported and for unlisted securities, upon last-reported bid prices. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. Nonconvertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. A Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices. Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Except for the Money Market Portfolio, short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day.

  For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission ("SEC"), the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

                                                           ---------------------

  As of June 30, 2004, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas Securities Corp.:

                                                              PERCENTAGE    PRINCIPAL
                         PORTFOLIO                             INTEREST       AMOUNT
                         ---------                            ----------   ------------
Money Market................................................     0.53%     $   665,000
Government and Quality Bond.................................    13.18       16,580,000
Growth and Income...........................................     0.03           35,000
Growth......................................................    10.82       13,615,000
Capital Appreciation........................................    39.93       50,220,000
Natural Resources...........................................     6.20        7,795,000
Multi-Asset.................................................     4.31        5,420,000
Strategic Multi-Asset.......................................     0.95        1,195,000

  As of such date, the repurchase agreement in the joint account and the collateral therefore were as follows:

  BNP Paribas Securities Corp., dated June 30, 2004, bearing interest at a rate of 1.28% per annum, with a principal amount of $125,775,000, a repurchase price of $125,779,472, a maturity date of July 1, 2004 and collateralized by $128,989,000 of U.S. Treasury Bills, bearing interest at 1.47% per annum with a maturity date of November 4, 2004 and having an approximate value of $128,301,876.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into such a contract the Portfolios are required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that do not result in counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

MORTGAGE-BACKED DOLLAR ROLLS: During the six months ended June 30, 2004, none of the Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. As of June 30, 2004, no Portfolio had TBA Rolls outstanding.

  Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustees or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is recorded daily, except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed after ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes
---------------------
    68
are generally based on either income or gains earned or repatriated. The Portfolios accrue such taxes when the related income is earned.

  Net investment income, other than class specific expenses, and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

  Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

  Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

  The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each Portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. Dollars on the date of valuation.

  The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

  Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SAAMCo with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment advisor to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million     .500%
                                            >   $150 million     .475%
                                            >   $250 million     .450%
                                            >   $500 million     .425%
Government and Quality Bond                  $0-$200 million     .625%
                                            >   $200 million     .575%
                                            >   $500 million     .500%
Asset Allocation                              $0-$50 million     .750%
                                            >    $50 million     .650%
                                            >   $150 million     .600%
                                            >   $250 million     .550%

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Growth and Income                            $0-$100 million     .700%
                                            >   $100 million     .650%
                                            >   $250 million     .600%
                                            >   $500 million     .575%
Growth                                       $0-$250 million     .750%
                                            >   $250 million     .675%
                                            >   $500 million     .600%
Capital Appreciation                          $0-$50 million     .750%
                                            >    $50 million     .725%
                                            >   $100 million     .700%

                                                           ---------------------

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Natural Resources                           >             $0     .750%
Strategic Multi-Asset/                       $0-$200 million    1.000%

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Multi-Asset                                 >   $200 million     .875%
                                            >   $500 million     .800%

  Wellington Management Company, LLP ("Wellington Management") and WM Advisors, Inc. ("WMA") act as Subadvisers to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and WMA manage the investment and reinvestment of the assets of the Trust. Wellington Management and WMA are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and WMA fees out of advisory fees it receives from the Portfolios.

  The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation which is paid to WMA, are as follows:

                                      AVERAGE DAILY           SUBADVISORY
         PORTFOLIO                      NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
         PORTFOLIO                      NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

  For the six months ended June 30, 2004, SAAMCo received fees of $12,625,001 from the Trust, of which SAAMCo informed the Trust that $8,613,251 was retained and $4,011,750 was paid to Wellington Management and WMA.

  Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the life insurance companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolio's Class 2 and Class 3 shares.

NOTE 4. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended June 30, 2004 were as follows:

                                                                 MONEY     GOVERNMENT AND      ASSET       GROWTH AND
                                                                MARKET      QUALITY BOND     ALLOCATION      INCOME
                                                               PORTFOLIO     PORTFOLIO       PORTFOLIO     PORTFOLIO
                                                               ------------------------------------------------------
Purchases (excluding U.S. government securities)............      $--       $  7,979,610    $ 82,350,921   $4,974,227
Sales (excluding U.S. government securities)................      --          21,446,179     106,292,591    6,428,773
Purchases of U.S. government securities.....................      --         249,712,113      21,583,873           --
Sales of U.S. government securities.........................      --         184,502,846              --           --

                                                                      CAPITAL        NATURAL                    STRATEGIC
                                                        GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
                                                      PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                     ---------------------------------------------------------------------
Purchases (excluding U.S. government
  securities).....................................   $305,631,197   $592,067,004   $24,805,759   $ 7,234,386   $34,424,733
Sales (excluding U.S. government securities)......    293,043,348    625,367,000    26,531,678    15,681,492    35,691,012
Purchases of U.S. government securities...........             --             --            --     3,185,778       907,354
Sales of U.S. government securities...............             --             --            --     2,678,440       675,644

---------------------
    70

NOTE 5. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses and investments in derivatives transactions.

                                                                      FOR THE YEAR ENDED DECEMBER 31, 2003
                                                    ------------------------------------------------------------------------
                                                               DISTRIBUTABLE EARNINGS                  TAX DISTRIBUTIONS
                                                    ---------------------------------------------   ------------------------
                                                                    LONG-TERM        UNREALIZED                   LONG-TERM
                                                     ORDINARY     GAINS/CAPITAL     APPRECIATION     ORDINARY      CAPITAL
PORTFOLIO                                             INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME        GAINS
----------------------------------------------------------------------------------------------------------------------------
Money Market......................................  $    14,266   $          --     $         --    $    70,638   $       --
Government and Quality Bond.......................   43,155,290         374,573       14,173,651     43,727,753    4,212,246
Asset Allocation+.................................   13,588,242     (41,342,522)      32,903,115     16,833,801           --
Growth and Income.................................      103,733      (1,567,163)       3,819,182        119,000           --
Growth............................................    3,958,074     (63,828,463)     116,413,156      3,269,000           --
Capital Appreciation..............................           --    (258,660,848)     237,854,073             --           --
Natural Resources.................................    1,212,436       5,217,264       38,920,814      1,106,001      400,499
Multi-Asset.......................................    1,062,714      (3,569,253)      10,002,293      1,449,000           --
Strategic Multi-Asset.............................      877,917      (9,252,513)       5,453,524        397,000           --

-----------------------------------------------------------------
+    For the period February 1, 2003 through December 31, 2003.

  For Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, as of December 31, 2003, which are available to offset future capital gains, if any:

                                                                     CAPITAL LOSS CARRYFORWARD
                                                              ---------------------------------------
PORTFOLIO                                                        2009           2010          2011
-----------------------------------------------------------------------------------------------------
Money Market................................................  $        --   $         --   $       --
Government and Quality Bond.................................           --             --           --
Asset Allocation............................................   22,610,456     10,045,332    8,686,734
Growth and Income...........................................           --      1,355,402      211,761
Growth......................................................   22,598,556     41,229,907           --
Capital Appreciation........................................   84,786,469    173,874,379           --
Natural Resources...........................................           --             --           --
Multi-Asset.................................................    1,771,794      1,797,459           --
Strategic Multi-Asset.......................................    4,082,261      5,170,252           --

  Growth, Capital Appreciation, Multi-Asset and Strategic Multi-Asset utilized capital loss carryforwards of $9,349,942, $94,944,222, $410,946 and $1,038,636
respectively, to offset net taxable gains realized and recognized in the year ended December 31, 2003.

  The amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term securities and repurchase agreements, were as follows:

                                                             GOVERNMENT AND       ASSET        GROWTH AND
                                              MONEY MARKET    QUALITY BOND     ALLOCATION        INCOME         GROWTH
                                               PORTFOLIO       PORTFOLIO        PORTFOLIO      PORTFOLIO       PORTFOLIO
                                              ----------------------------------------------------------------------------
Cost.......................................   $17,160,906    $900,712,439     $475,228,978    $18,663,997    $669,963,686
                                              ============   =============    =============   ============   =============
Appreciation...............................            --      12,056,066       46,474,290      3,399,697     102,714,833
Depreciation...............................            --     (12,369,333)     (14,907,766)      (673,413)    (16,273,006)
                                              ------------   -------------    -------------   ------------   -------------
Net unrealized appreciation
  (depreciation)...........................   $        --    $   (313,267)    $ 31,566,524    $ 2,726,284    $ 86,441,827
                                              ============   =============    =============   ============   =============

                                                                CAPITAL          NATURAL                      STRATEGIC
                                                             APPRECIATION       RESOURCES     MULTI-ASSET    MULTI-ASSET
                                                               PORTFOLIO        PORTFOLIO      PORTFOLIO      PORTFOLIO
                                                            -------------------------------------------------------------
Cost.....................................................   $1,229,000,555    $109,946,417    $56,375,010    $40,785,391
                                                            ===============   =============   ============   ============
Appreciation.............................................      227,874,213      34,039,060      6,898,685      4,009,552
Depreciation.............................................      (27,614,940)     (1,973,080)    (1,062,854)      (965,535)
                                                            ---------------   -------------   ------------   ------------
Net unrealized appreciation (depreciation)...............   $  200,259,273    $ 32,065,980    $ 5,835,831    $ 3,044,017
                                                            ===============   =============   ============   ============

                                                           ---------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS: Transactions in shares of beneficial interest of each class of each Portfolio were as follows:

                                                  MONEY MARKET PORTFOLIO
                              --------------------------------------------------------------
                                                         CLASS 1
                              --------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                              ------------------------------   -----------------------------
                                 SHARES           AMOUNT          SHARES          AMOUNT
                              ------------------------------   -----------------------------
Shares sold................      5,997,458    $   5,997,458     10,786,066    $  10,786,066
Reinvested dividends.......         11,313           11,313         70,638           70,638
Shares redeemed............     (7,510,411)      (7,510,411)   (16,862,177)     (16,862,177)
                              -------------   --------------   ------------   --------------
Net increase (decrease)....     (1,501,640)   $  (1,501,640)    (6,005,473)   $  (6,005,473)
                              =============   ==============   ============   ==============

                                          GOVERNMENT AND QUALITY BOND PORTFOLIO
                              --------------------------------------------------------------
                                                         CLASS 1
                              --------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                              ------------------------------   -----------------------------
                                 SHARES           AMOUNT          SHARES          AMOUNT
                              ------------------------------   -----------------------------
Shares sold................      3,066,139    $  46,954,304     12,385,289    $ 193,216,431
Reinvested dividends.......             --               --      2,464,692       36,861,483
Shares redeemed............     (8,999,733)    (137,673,000)   (26,559,463)    (413,302,441)
                              -------------   --------------   ------------   --------------
Net increase (decrease)....     (5,933,594)   $ (90,718,696)   (11,709,482)   $(183,224,527)
                              =============   ==============   ============   ==============

                                        GOVERNMENT AND QUALITY BOND PORTFOLIO
                             -----------------------------------------------------------
                                                       CLASS 2
                             -----------------------------------------------------------
                               FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                               JUNE 30, 2004 (UNAUDITED)          DECEMBER 31, 2003
                             -----------------------------   ---------------------------
                                SHARES          AMOUNT         SHARES         AMOUNT
                             -----------------------------   ---------------------------
Shares sold................    1,748,287    $  26,761,885     7,165,015    $111,565,295
Reinvested dividends.......           --               --       489,468       7,319,764
Shares redeemed............   (2,017,000)     (30,864,190)   (5,621,142)    (86,835,637)
                             ------------   --------------   -----------   -------------
Net increase (decrease)....     (268,713)   $  (4,102,305)    2,033,341    $ 32,049,422
                             ============   ==============   ===========   =============

                                                         CLASS 3
                              --------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                              ------------------------------   -----------------------------
                                 SHARES           AMOUNT          SHARES          AMOUNT
                              ------------------------------   -----------------------------
Shares sold................      5,466,436    $  83,553,961      9,059,596    $ 140,408,084
Reinvested dividends.......             --               --        251,533        3,758,752
Shares redeemed............     (1,823,382)     (27,841,834)    (2,308,810)     (35,555,238)
                              -------------   --------------   ------------   --------------
Net increase (decrease)....      3,643,054    $  55,712,127      7,002,319    $ 108,611,598
                              =============   ==============   ============   ==============

                                                                           FOR THE PERIOD
                                                                          FEBRUARY 1, 2003
                                      FOR THE SIX MONTHS ENDED                 THROUGH                   FOR THE YEAR ENDED
                                     JUNE 30, 2004 (UNAUDITED)            DECECLASS31, 2003               JANUARY 31, 2003
                                   ------------------------------   -----------------------------   -----------------------------
                                   ----------------------------------------------------------------------------------------------
                                                                    ASSET ALLOCATION PORTFOLIO+
                                   ----------------------------------------------------------------------------------------------
                                      SHARES           AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                                   ------------------------------   -----------------------------   -----------------------------
Shares sold.....................      1,830,338    $  25,766,797      3,042,863    $  38,202,820      4,505,597    $  54,200,993
Reinvested dividends............             --               --      1,233,445       16,072,974      1,588,385       17,799,637
Shares redeemed.................     (3,741,773)     (52,533,137)    (7,218,196)     (89,360,282)   (11,309,985)    (135,963,981)
                                   -------------   --------------   ------------   --------------   ------------   --------------
Net increase (decrease).........     (1,911,435)   $ (26,766,340)    (2,941,888)   $ (35,084,488)    (5,216,003)   $ (63,963,351)
                                   =============   ==============   ============   ==============   ============   ==============

                                                                           FOR THE PERIOD
                                                                          FEBRUARY 1, 2003
                                      FOR THE SIX MONTHS ENDED                 THROUGH                   FOR THE YEAR ENDED
                                     JUNE 30, 2004 (UNAUDITED)            DECECLASS32, 2003               JANUARY 31, 2003
                                   ------------------------------   -----------------------------   -----------------------------
                                   ----------------------------------------------------------------------------------------------
                                      SHARES           AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                                   ------------------------------   -----------------------------   -----------------------------
Shares sold.....................        552,901    $   7,752,293        835,715    $  10,487,108      1,039,794    $  12,573,919
Reinvested dividends............             --               --         53,507          696,815         34,490          386,093
Shares redeemed.................       (222,487)      (3,131,720)      (326,721)      (4,181,461)      (121,747)      (1,430,345)
                                   -------------   --------------   ------------   --------------   ------------   --------------
Net increase (decrease).........        330,414    $   4,620,573        562,501    $   7,002,462        952,537    $  11,529,667
                                   =============   ==============   ============   ==============   ============   ==============

---------------

+ See Note 1

---------------------
    72

                                                                              CLASS 3
                                   ----------------------------------------------------------------------------------------------
                                                                           FOR THE PERIOD                  FOR THE PERIOD
                                                                          FEBRUARY 1, 2003               SEPTEMBER 30, 2002*
                                      FOR THE SIX MONTHS ENDED                 THROUGH                         THROUGH
                                     JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003               JANUARY 31, 2003
                                   ------------------------------   -----------------------------   -----------------------------
                                      SHARES           AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                                   ------------------------------   -----------------------------   -----------------------------
Shares sold.....................        356,205    $   4,992,510        238,559    $   3,058,529         47,760    $     549,241
Reinvested dividends............             --               --          4,919           64,012            205            2,270
Shares redeemed.................        (83,809)      (1,173,434)       (56,008)        (722,127)        (2,091)         (24,298)
                                   -------------   --------------   ------------   --------------   ------------   --------------
Net increase (decrease).........        272,396    $   3,819,076        187,470    $   2,400,414         45,874    $     527,213
                                   =============   ==============   ============   ==============   ============   ==============

                                                                                GROWTH AND INCOME PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                          CLASS 1
                                                               --------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                 JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                                                               ------------------------------   -----------------------------
                                                                  SHARES           AMOUNT          SHARES          AMOUNT
                                                               ------------------------------   -----------------------------
Shares sold.................................................         77,939    $     832,265        365,826    $   3,377,903
Reinvested dividends........................................             --               --         12,212          119,000
Shares redeemed.............................................       (215,898)      (2,302,606)      (467,361)      (4,286,887)
                                                               -------------   --------------   ------------   --------------
Net increase (decrease).....................................       (137,959)   $  (1,470,341)       (89,323)   $    (789,984)
                                                               =============   ==============   ============   ==============

                                                                     GROWTH PORTFOLIO
                              ----------------------------------------------------------------------------------------------
                                                         CLASS 1                                          CLASS 2
                              --------------------------------------------------------------   -----------------------------
                                 FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED           FOR THE SIX MONTHS ENDED
                                JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003           JUNE 30, 2004 (UNAUDITED)
                              ------------------------------   -----------------------------   -----------------------------
                                 SHARES           AMOUNT          SHARES          AMOUNT          SHARES          AMOUNT
                              ------------------------------   -----------------------------   -----------------------------
Shares sold................      1,861,303    $  47,337,645      3,431,198    $  72,965,651        632,864    $  16,034,996
Reinvested dividends.......             --               --        131,847        2,988,859             --               --
Shares redeemed............     (2,891,019)     (73,042,046)    (5,836,948)    (121,487,229)      (294,952)      (7,438,773)
                              -------------   --------------   ------------   --------------   ------------   --------------
Net increase (decrease)....     (1,029,716)   $ (25,704,401)    (2,273,903)   $ (45,532,719)       337,912    $   8,596,223
                              =============   ==============   ============   ==============   ============   ==============

                                  GROWTH PORTFOLIO
                             ---------------------------
                                       CLASS 2
                             ---------------------------
                                 FOR THE YEAR ENDED
                                  DECEMBER 31, 2003
                             ---------------------------
                               SHARES         AMOUNT
                             ---------------------------
Shares sold................   1,261,611    $ 26,870,123
Reinvested dividends.......       9,017         204,423
Shares redeemed............    (402,875)     (8,617,576)
                             -----------   -------------
Net increase (decrease)....     867,753    $ 18,456,970
                             ===========   =============

                                                                                          CLASS 3
                                                               --------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                 JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                                                               ------------------------------   -----------------------------
                                                                  SHARES           AMOUNT          SHARES          AMOUNT
                                                               ------------------------------   -----------------------------
Shares sold.................................................      1,374,137    $  34,796,695      1,520,160    $  33,312,939
Reinvested dividends........................................             --               --          3,342           75,718
Shares redeemed.............................................       (166,766)      (4,229,238)      (176,223)      (3,950,263)
                                                               -------------   --------------   ------------   --------------
Net increase (decrease).....................................      1,207,371    $  30,567,457      1,347,279    $  29,438,394
                                                               =============   ==============   ============   ==============

                                              CAPITAL APPRECIATION PORTFOLIO
                              --------------------------------------------------------------
                                                         CLASS 1
                              --------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                              ------------------------------   -----------------------------
                                 SHARES           AMOUNT          SHARES          AMOUNT
                              ------------------------------   -----------------------------
Shares sold................      3,161,505    $  98,668,754      6,395,417    $ 166,092,596
Reinvested dividends.......             --               --             --               --
Shares redeemed............     (5,269,680)    (163,482,970)   (11,222,342)    (284,057,170)
                              -------------   --------------   ------------   --------------
Net increase (decrease)....     (2,108,175)   $ (64,814,216)    (4,826,925)   $(117,964,574)
                              =============   ==============   ============   ==============

                                           CAPITAL APPRECIATION PORTFOLIO
                             -----------------------------------------------------------
                                                       CLASS 2
                             -----------------------------------------------------------
                               FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                               JUNE 30, 2004 (UNAUDITED)          DECEMBER 31, 2003
                             -----------------------------   ---------------------------
                                SHARES          AMOUNT         SHARES         AMOUNT
                             -----------------------------   ---------------------------
Shares sold................      751,018    $  23,319,599     1,699,199    $ 43,772,874
Reinvested dividends.......           --               --            --              --
Shares redeemed............     (423,774)     (13,090,914)     (789,564)    (20,295,874)
                             ------------   --------------   -----------   -------------
Net increase (decrease)....      327,244    $  10,228,685       909,635    $ 23,477,000
                             ============   ==============   ===========   =============

---------------

* Inception Date of Class

                                                           ---------------------

                                                                                          CLASS 3
                                                               --------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                 JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                                                               ------------------------------   -----------------------------
                                                                  SHARES           AMOUNT          SHARES          AMOUNT
                                                               ------------------------------   -----------------------------
Shares sold.................................................      2,011,031    $  62,249,175      2,028,480    $  54,311,186
Reinvested dividends........................................             --               --             --               --
Shares redeemed.............................................       (247,798)      (7,693,656)      (272,086)      (7,440,913)
                                                               -------------   --------------   ------------   --------------
Net increase (decrease).....................................      1,763,233    $  54,555,519      1,756,394    $  46,870,273
                                                               =============   ==============   ============   ==============

                                               NATURAL RESOURCES PORTFOLIO
                              --------------------------------------------------------------
                                                         CLASS 1
                              --------------------------------------------------------------
                                 FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                              ------------------------------   -----------------------------
                                 SHARES           AMOUNT          SHARES          AMOUNT
                              ------------------------------   -----------------------------
Shares sold................        655,651    $  17,308,469      1,369,187    $  28,387,705
Reinvested dividends.......             --               --         62,118        1,324,195
Shares redeemed............       (805,052)     (21,038,501)    (1,934,039)     (37,770,108)
                              -------------   --------------   ------------   --------------
Net increase (decrease)....       (149,401)   $  (3,730,032)      (502,734)   $  (8,058,208)
                              =============   ==============   ============   ==============

                                             NATURAL RESOURCES PORTFOLIO
                             -----------------------------------------------------------
                                                       CLASS 2
                             -----------------------------------------------------------
                               FOR THE SIX MONTHS ENDED          FOR THE YEAR ENDED
                               JUNE 30, 2004 (UNAUDITED)          DECEMBER 31, 2003
                             -----------------------------   ---------------------------
                                SHARES          AMOUNT         SHARES         AMOUNT
                             -----------------------------   ---------------------------
Shares sold................      169,359    $   4,433,035       330,124    $  6,678,496
Reinvested dividends.......           --               --         6,608         140,795
Shares redeemed............      (73,892)      (1,928,544)     (197,102)     (4,001,154)
                             ------------   --------------   -----------   -------------
Net increase (decrease)....       95,467    $   2,504,491       139,630    $  2,818,137
                             ============   ==============   ===========   =============

                                                                                          CLASS 3
                                                               --------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                 JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                                                               ------------------------------   -----------------------------
                                                                  SHARES           AMOUNT          SHARES          AMOUNT
                                                               ------------------------------   -----------------------------
Shares sold.................................................        279,960    $   7,336,334        276,599    $   5,755,806
Reinvested dividends........................................             --               --          1,949           41,510
Shares redeemed.............................................        (83,233)      (2,157,052)       (57,052)      (1,163,164)
                                                               -------------   --------------   ------------   --------------
Net increase (decrease).....................................        196,727    $   5,179,282        221,496    $   4,634,152
                                                               =============   ==============   ============   ==============

                                                                                   MULTI-ASSET PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                          CLASS 1
                                                               --------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                 JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                                                               ------------------------------   -----------------------------
                                                                  SHARES           AMOUNT          SHARES          AMOUNT
                                                               ------------------------------   -----------------------------
Shares sold.................................................        113,211    $     866,818        296,020    $   2,053,781
Reinvested dividends........................................             --               --        201,926        1,449,000
Shares redeemed.............................................       (624,677)      (4,792,162)    (1,534,588)     (10,708,343)
                                                               -------------   --------------   ------------   --------------
Net increase (decrease).....................................       (511,466)   $  (3,925,344)    (1,036,642)   $  (7,205,562)
                                                               =============   ==============   ============   ==============

                                                                              STRATEGIC MULTI-ASSET PORTFOLIO
                                                               --------------------------------------------------------------
                                                                                          CLASS 1
                                                               --------------------------------------------------------------
                                                                  FOR THE SIX MONTHS ENDED           FOR THE YEAR ENDED
                                                                 JUNE 30, 2004 (UNAUDITED)            DECEMBER 31, 2003
                                                               ------------------------------   -----------------------------
                                                                  SHARES           AMOUNT          SHARES          AMOUNT
                                                               ------------------------------   -----------------------------
Shares sold.................................................        107,560    $     814,064        228,471    $   1,450,597
Reinvested dividends........................................             --               --         59,391          397,000
Shares redeemed.............................................       (449,984)      (3,385,584)      (809,694)      (5,127,041)
                                                               -------------   --------------   ------------   --------------
Net increase (decrease).....................................       (342,424)   $  (2,571,520)      (521,832)   $  (3,279,444)
                                                               =============   ==============   ============   ==============

NOTE 7. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the AIG SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any Portfolio of the Trust (an "Eligible Trustee") retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each portfolio of the Trust with respect to which he or she is an Eligible Trustee. As of each
---------------------
    74
birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each portfolio of the Trust for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. The following amounts for the Retirement Plan liability are included in the Payables for Trustees' fees on the Statement of Assets and Liabilities and the amount for the Retirement Plan expenses are included in the Trustees' fees on the Statement of Operations.

                                                                      AS OF JUNE 30, 2004
                                                              ------------------------------------
                                                              RETIREMENT   RETIREMENT   RETIREMENT
                                                                 PLAN         PLAN         PLAN
PORTFOLIO                                                     LIABILITY     EXPENSE      PAYMENTS
--------------------------------------------------------------------------------------------------
Money Market................................................   $ 14,055      $  118       $  327
Government and Quality Bond.................................     94,033       5,904        1,922
Asset Allocation............................................      3,167       3,167           --
Growth and Income...........................................      7,051         140          161
Growth......................................................    103,340       4,432        2,220
Capital Appreciation........................................    178,178       8,505        3,741
Natural Resources...........................................     10,316         832          206
Multi-Asset.................................................     26,582         408          617
Strategic Multi-Asset.......................................     17,416         269          405

NOTE 8. COMMITMENTS AND CONTINGENCIES: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in interest expense on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the six months ended June 30, 2004, the following Portfolios had borrowings:

                                                                                       AVERAGE    WEIGHTED
                                                                 DAYS       INTEREST     DEBT     AVERAGE
PORTFOLIO                                                     OUTSTANDING   CHARGES    UTILIZED   INTEREST
----------------------------------------------------------------------------------------------------------
Growth and Income...........................................      29          $142     $116,874     1.52%
Strategic Multi-Asset.......................................       1             5      127,236     1.50

  At June 30, 2004, there were no borrowings outstanding.

  Pursuant to exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended June 30, 2004, none of the Portfolios participated in the program.

NOTE 9. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by AIG or an affiliate thereof. During the six months ended June 30, 2004, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                                                                         REALIZED     UNREALIZED
PORTFOLIO                                      SECURITY                INCOME    PURCHASES    SALES     GAIN (LOSS)   GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
Growth and Income...............  American International Group, Inc.   $ 1,037    $    --    $100,902    $ 69,450     $  337,354
Growth..........................  American International Group, Inc.    17,973         --          --          --      9,154,335
Multi-Asset.....................  American International Group, Inc.     1,738         --     122,780     109,744        786,641

                                     MARKET
                                    VALUE AT
PORTFOLIO                         JUNE 30, 2004
--------------------------------  -------------
Growth and Income...............   $  490,050
Growth..........................    9,854,603
Multi-Asset.....................      881,591

NOTE 10. INVESTMENT CONCENTRATION: All Portfolios may invest internationally, however, only the Asset Allocation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio may invest in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS

---------------------------------------------------------------------------------------------------------------------------------

                                               NET REALIZED                DIVIDENDS    DISTRIBUTIONS
                      NET ASSET      NET       & UNREALIZED     TOTAL       DECLARED      FROM NET          TOTAL       NET ASSET
                        VALUE     INVESTMENT   GAIN (LOSS)       FROM       FROM NET      REALIZED        DIVIDENDS       VALUE
       PERIOD         BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT      GAIN ON           AND         END OF
       ENDED          OF PERIOD   (LOSS)(1)    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                                Money Market Portfolio -- Class 1
12/31/99               $ 1.00       $0.05         $   --        $ 0.05       $(0.05)       $   --          $(0.05)       $ 1.00
12/31/00                 1.00        0.06             --          0.06        (0.06)           --           (0.06)         1.00
12/31/01                 1.00        0.04             --          0.04        (0.04)           --           (0.04)         1.00
12/31/02                 1.00        0.01             --          0.01        (0.01)           --           (0.01)         1.00
12/31/03                 1.00        0.00             --          0.00         0.00            --            0.00          1.00
06/30/04(6)              1.00        0.00             --          0.00         0.00            --            0.00          1.00
                                        Government and Quality Bond Portfolio -- Class 1
12/31/99                14.64        0.78          (1.02)        (0.24)       (0.51)        (0.21)          (0.72)        13.68
12/31/00                13.68        0.82           0.70          1.52        (0.75)           --           (0.75)        14.45
12/31/01                14.45        0.76           0.24          1.00        (0.68)           --           (0.68)        14.77
12/31/02                14.77        0.65           0.72          1.37        (0.54)           --           (0.54)        15.60
12/31/03                15.60        0.56          (0.18)         0.38        (0.65)        (0.12)          (0.77)        15.21
06/30/04(6)             15.21        0.28          (0.28)           --           --            --              --         15.21
                                        Government and Quality Bond Portfolio -- Class 2
07/09/01-
  12/31/01(3)           14.90        0.26           0.28          0.54        (0.67)           --           (0.67)        14.77
12/31/02                14.77        0.62           0.71          1.33        (0.51)           --           (0.51)        15.59
12/31/03                15.59        0.52          (0.17)         0.35        (0.62)        (0.12)          (0.74)        15.20
06/30/04(6)             15.20        0.26          (0.27)        (0.01)          --            --              --         15.19
                                        Government and Quality Bond Portfolio -- Class 3
09/30/02-
  12/31/02(3)           15.44        0.06           0.09          0.15           --            --              --         15.59
12/31/03                15.59        0.47          (0.14)         0.33        (0.62)        (0.12)          (0.74)        15.18
06/30/04(6)             15.18        0.24          (0.25)        (0.01)          --            --              --         15.17
                                             Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#      14.81        0.07           0.15          0.22           --            --              --         15.03
01/31/00                15.03        0.40           0.37          0.77        (0.48)        (0.80)          (1.28)        14.52
01/31/01                14.52        0.41           0.36          0.77        (0.43)        (0.31)          (0.74)        14.55
01/31/02                14.55        0.41          (1.35)        (0.94)       (0.46)        (0.31)          (0.77)        12.84
01/31/03                12.84        0.42          (1.31)        (0.89)       (0.46)           --           (0.46)        11.49
02/01/03-12/31/03*      11.49        0.35           2.35          2.70        (0.47)           --           (0.47)        13.72
06/30/04(6)             13.72        0.18           0.30          0.48           --            --              --         14.20
                                             Asset Allocation Portfolio+ -- Class 2
07/09/01-
  01/31/02(3)           13.70        0.23          (0.34)        (0.11)       (0.45)        (0.31)          (0.76)        12.83
01/31/03                12.83        0.36          (1.26)        (0.90)       (0.45)           --           (0.45)        11.48
02/01/03-12/31/03*      11.48        0.32           2.36          2.68        (0.45)           --           (0.45)        13.71
06/30/04(6)             13.71        0.17           0.30          0.47           --            --              --         14.18
                                             Asset Allocation Portfolio+ -- Class 3
09/30/02-1/31/03(3)     11.26        0.11           0.36          0.47        (0.25)           --           (0.25)        11.48
02/01/03-12/31/03*      11.48        0.29           2.37          2.66        (0.44)           --           (0.44)        13.70
06/30/04(6)             13.70        0.15           0.31          0.46           --            --              --         14.16

--------------------  ----------------------------------------------------------------------
                                                                RATIO OF NET
                                                                 INVESTMENT
                                  NET ASSETS    RATIO OF           INCOME
                                     END        EXPENSES           (LOSS)          PORTFOLIO
       PERIOD           TOTAL     OF PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
       ENDED          RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
--------------------  ----------------------------------------------------------------------
                                        Money Market Portfolio -- Class 1
12/31/99                 4.69%     $ 63,222       0.67%             4.58%             --%
12/31/00                 5.95        61,849       0.65              5.79              --
12/31/01                 3.70        34,375       0.72(5)           3.80(5)           --
12/31/02                 1.08        24,634       0.74              1.08              --
12/31/03                 0.31        18,629       0.94              0.33              --
06/30/04(6)              0.06        17,127       1.01(4)           0.12(4)           --
                                 Government and Quality Bond Portfolio -- Class 1
12/31/99                (1.65)      480,572       0.66              5.51              31
12/31/00                11.35       532,223       0.66              5.93              58
12/31/01                 6.93       684,464       0.64(5)           5.16(5)           71
12/31/02                 9.33       885,969       0.61              4.27             108
12/31/03                 2.50       685,905       0.60              3.56              50
06/30/04(6)              0.00       595,753       0.60(4)           3.64(4)           23
                                 Government and Quality Bond Portfolio -- Class 2
07/09/01-
  12/31/01(3)            3.67        19,713       0.79(4)(5)        4.54(4)(5)        71
12/31/02                 9.11       121,074       0.76              4.02             108
12/31/03                 2.35       148,981       0.75              3.40              50
06/30/04(6)             (0.07)      144,813       0.75(4)           3.48(4)           23
                                 Government and Quality Bond Portfolio -- Class 3
09/30/02-
  12/31/02(3)            1.23         7,732       0.86(4)           3.25(4)          108
12/31/03                 2.19       113,856       0.84              3.28              50
06/30/04(6)             (0.07)      168,991       0.85(4)           3.33(4)           23
                                      Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#       1.49       724,516       0.66(4)           2.60(4)           30
01/31/00                 5.51       699,063       0.63              2.70             191
01/31/01                 5.38       653,310       0.64              2.75             172
01/31/02                (6.36)      556,081       0.66              3.05             140
01/31/03                (6.78)      437,736       0.66              3.42              28
02/01/03-12/31/03*      23.68       482,439       0.66(4)           3.03(4)           19
06/30/04(6)              3.50       472,197       0.67(4)           2.59(4)           22
                                      Asset Allocation Portfolio+ -- Class 2
07/09/01-
  01/31/02(3)           (0.67)        2,233       0.83(4)           3.07(4)          140
01/31/03                (6.87)       12,931       0.79              3.23              28
02/01/03-12/31/03*      23.54        23,155       0.81(4)           2.84(4)           19
06/30/04(6)              3.43        28,630       0.82(4)           2.44(4)           22
                                      Asset Allocation Portfolio+ -- Class 3
09/30/02-1/31/03(3)      4.29           526       0.87(4)           2.93(4)           28
02/01/03-12/31/03*      23.41         3,196       0.92(4)           2.67(4)           19
06/30/04(6)              3.36         7,159       0.92(4)           2.35(4)           22

---------------
#  The Portfolio changed its fiscal year end from November 30 to January 31.

*   The Portfolio changed its fiscal year end from January 31 to December 31.

+   See Note 1.

(1) Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.

(3) Inception date of class

(4) Annualized

(5) The ratio is net of custody credits of less than 0.01%.

(6) Unaudited

See Notes to Financial Statements
---------------------
    76

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)

---------------------------------------------------------------------------------------------------------------------------------

                                               NET REALIZED                DIVIDENDS    DISTRIBUTIONS
                      NET ASSET      NET       & UNREALIZED     TOTAL       DECLARED      FROM NET          TOTAL       NET ASSET
                        VALUE     INVESTMENT   GAIN (LOSS)       FROM       FROM NET      REALIZED        DIVIDENDS       VALUE
       PERIOD         BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT      GAIN ON           AND         END OF
       ENDED          OF PERIOD   (LOSS)(1)    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                             Growth and Income Portfolio -- Class 1
12/31/99               $21.11       $ 0.10        $ 3.06        $ 3.16       $(0.15)       $(3.12)         $(3.27)       $21.00
12/31/00                21.00         0.04         (1.16)        (1.12)       (0.12)        (3.21)          (3.33)        16.55
12/31/01                16.55         0.04         (2.14)        (2.10)       (0.04)        (1.86)          (1.90)        12.55
12/31/02                12.55         0.06         (3.11)        (3.05)       (0.05)        (1.01)          (1.06)         8.44
12/31/03                 8.44         0.05          2.15          2.20        (0.05)           --           (0.05)        10.59
06/30/04(7)             10.59         0.02          0.19          0.21           --            --              --         10.80
                                                   Growth Portfolio -- Class 1
12/31/99                32.52         0.08          8.31          8.39        (0.10)        (2.29)          (2.39)        38.52
12/31/00                38.52         0.06         (0.08)        (0.02)       (0.06)        (4.02)          (4.08)        34.42
12/31/01                34.42         0.09         (5.15)        (5.06)       (0.04)        (4.36)          (4.40)        24.96
12/31/02                24.96         0.11         (5.64)        (5.53)       (0.08)           --           (0.08)        19.35
12/31/03                19.35         0.14          5.64          5.78        (0.12)           --           (0.12)        25.01
06/30/04(7)             25.01         0.06          0.92          0.98           --            --              --         25.99
                                                   Growth Portfolio -- Class 2
07/09/01-
  12/31/01(3)           30.35         0.03         (1.03)        (1.00)       (0.04)        (4.36)          (4.40)        24.95
12/31/02                24.95         0.09         (5.65)        (5.56)       (0.05)           --           (0.05)        19.34
12/31/03                19.34         0.11          5.63          5.74        (0.09)           --           (0.09)        24.99
06/30/04(7)             24.99         0.04          0.93          0.97           --            --              --         25.96
                                                   Growth Portfolio -- Class 3
09/30/02-
  12/31/02(3)           17.95         0.01          1.38          1.39           --            --              --         19.34
12/31/03                19.34         0.08          5.63          5.71        (0.08)           --           (0.08)        24.97
06/30/04(7)             24.97         0.02          0.93          0.95           --            --              --         25.92
                                            Capital Appreciation Portfolio -- Class 1
12/31/99                35.59         0.08         23.40         23.48        (0.03)        (2.02)          (2.05)        57.02
12/31/00                57.02         0.11         (3.39)        (3.28)       (0.05)        (6.25)          (6.30)        47.44
12/31/01                47.44        (0.06)        (7.82)        (7.88)       (0.10)        (9.85)          (9.95)        29.61
12/31/02                29.61        (0.04)        (6.67)        (6.71)          --            --              --         22.90
12/31/03                22.90        (0.01)         7.40          7.39           --            --              --         30.29
06/30/04(7)             30.29        (0.01)         1.55          1.54           --            --              --         31.83
                                            Capital Appreciation Portfolio -- Class 2
07/09/01-
  12/31/01(3)           42.82           --         (3.28)        (3.28)       (0.09)        (9.85)          (9.94)        29.60
12/31/02                29.60        (0.07)        (6.68)        (6.75)          --            --              --         22.85
12/31/03                22.85        (0.05)         7.38          7.33           --            --              --         30.18
06/30/04(7)             30.18        (0.03)         1.54          1.51           --            --              --         31.69
                                            Capital Appreciation Portfolio -- Class 3
09/30/02-
  12/31/02(3)           21.35        (0.02)         1.52          1.50           --            --              --         22.85
12/31/03                22.85        (0.10)         7.40          7.30           --            --              --         30.15
06/30/04(7)             30.15        (0.05)         1.55          1.50           --            --              --         31.65

--------------------  ------------------------------------------------------------------------
                                                                RATIO OF NET
                                                                 INVESTMENT
                                  NET ASSETS    RATIO OF           INCOME
                                     END        EXPENSES           (LOSS)            PORTFOLIO
       PERIOD           TOTAL     OF PERIOD    TO AVERAGE        TO AVERAGE          TURNOVER
       ENDED          RETURN(2)    (000'S)     NET ASSETS        NET ASSETS            RATE
--------------------  ------------------------------------------------------------------------
                                       Growth and Income Portfolio -- Class 1
12/31/99                15.88%    $   49,710      0.91%             0.46%               20%
12/31/00                (6.70)        38,075      0.92              0.20                24
12/31/01               (11.41)        28,993      1.00(5)           0.29(5)             24
12/31/02               (24.31)        18,610      1.01(6)           0.55(6)             42
12/31/03                26.18         22,404      1.16              0.52                44
06/30/04(7)              1.98         21,353      1.10(4)           0.30(4)             23
                                            Growth Portfolio -- Class 1
12/31/99                26.94        868,765      0.73              0.24                40
12/31/00                (1.03)       914,186      0.71              0.20                70
12/31/01               (13.09)       791,845      0.72(5)           0.30(5)             70
12/31/02               (22.15)       520,917      0.74(6)           0.50(6)             70
12/31/03                29.94        616,441      0.75              0.67                72
06/30/04(7)              3.92        613,990      0.72(4)           0.45(4)             41
                                            Growth Portfolio -- Class 2
07/09/01-
  12/31/01(3)           (1.50)         8,965      0.89(4)(5)        0.33(4)(5)          70
12/31/02               (22.28)        32,458      0.89(6)           0.41(6)             70
12/31/03                29.72         63,636      0.90              0.51                72
06/30/04(7)              3.88         74,869      0.88(4)           0.30(4)             41
                                            Growth Portfolio -- Class 3
09/30/02-
  12/31/02(3)            6.50          2,326      0.98(4)(6)        0.53(4)(6)          70
12/31/03                29.59         36,643      0.99              0.39                72
06/30/04(7)              3.80         69,336      0.97(4)           0.20(4)             41
                                     Capital Appreciation Portfolio -- Class 1
12/31/99                67.58      1,986,888      0.67              0.17                64
12/31/00                (7.47)     1,954,892      0.70              0.19                84
12/31/01               (12.61)     1,628,155      0.75(5)           0.15(5)             68
12/31/02               (22.66)     1,021,172      0.76(6)           0.16(6)             80
12/31/03                32.27      1,204,319      0.77             (0.04)              104
06/30/04(7)              5.08      1,198,535      0.76(4)          (0.07)(4)            44
                                     Capital Appreciation Portfolio -- Class 2
07/09/01-
  12/31/01(3)           (3.25)        16,565      0.92(4)(5)       (0.21)(4)(5)         68
12/31/02               (22.80)        63,049      0.92(6)          (0.29)(6)            80
12/31/03                32.08        110,717      0.92             (0.20)              104
06/30/04(7)              5.00        126,639      0.91(4)          (0.21)(4)            44
                                     Capital Appreciation Portfolio -- Class 3
09/30/02-
  12/31/02(3)            5.49          4,769      0.99(4)(6)       (0.30)(4)(6)         80
12/31/03                31.95         59,254      1.01             (0.38)              104
06/30/04(7)              4.98        117,998      1.01(4)          (0.31)(4)            44

---------------
(1) Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.

(3) Inception date of class

(4) Annualized

(5) The ratio is net of custody credits of less than 0.01%.

(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

(7) Unaudited

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS (continued)

---------------------------------------------------------------------------------------------------------------------------------

                                               NET REALIZED                DIVIDENDS    DISTRIBUTIONS
                      NET ASSET      NET       & UNREALIZED     TOTAL       DECLARED      FROM NET          TOTAL       NET ASSET
                        VALUE     INVESTMENT   GAIN (LOSS)       FROM       FROM NET      REALIZED        DIVIDENDS       VALUE
       PERIOD         BEGINNING     INCOME          ON        INVESTMENT   INVESTMENT      GAIN ON           AND         END OF
       ENDED          OF PERIOD   (LOSS)(1)    INVESTMENTS    OPERATIONS     INCOME      INVESTMENTS    DISTRIBUTIONS    PERIOD
---------------------------------------------------------------------------------------------------------------------------------
                                             Natural Resources Portfolio -- Class 1
12/31/99               $11.59       $0.14         $ 4.67        $ 4.81       $(0.18)       $   --          $(0.18)       $16.22
12/31/00                16.22        0.09           3.06          3.15        (0.14)           --           (0.14)        19.23
12/31/01                19.23        0.21          (0.49)        (0.28)       (0.07)        (1.22)          (1.29)        17.66
12/31/02                17.66        0.15           1.27          1.42        (0.16)        (0.95)          (1.11)        17.97
12/31/03                17.97        0.23           8.28          8.51        (0.15)        (0.16)          (0.31)        26.17
06/30/04(7)             26.17        0.12           0.82          0.94           --            --              --         27.11
                                             Natural Resources Portfolio -- Class 2
07/09/01-
  12/31/01(3)           19.46        0.03          (0.56)        (0.53)       (0.07)        (1.22)          (1.29)        17.64
12/31/02                17.64        0.11           1.29          1.40        (0.13)        (0.95)          (1.08)        17.96
12/31/03                17.96        0.19           8.27          8.46        (0.12)        (0.16)          (0.28)        26.14
06/30/04(7)             26.14        0.10           0.82          0.92           --            --              --         27.06
                                             Natural Resources Portfolio -- Class 3
09/30/02-
  12/31/02(3)           16.09        0.01           1.86          1.87           --            --              --         17.96
12/31/03                17.96        0.13           8.30          8.43        (0.12)        (0.16)          (0.28)        26.11
06/30/04(7)             26.11        0.09           0.82          0.91           --            --              --         27.02
                                                Multi-Asset Portfolio -- Class 1
12/31/99                13.49        0.26           1.28          1.54        (0.34)        (2.11)          (2.45)        12.58
12/31/00                12.58        0.27          (0.21)         0.06        (0.30)        (2.44)          (2.74)         9.90
12/31/01                 9.90        0.20          (0.74)        (0.54)       (0.28)        (1.18)          (1.46)         7.90
12/31/02                 7.90        0.13          (1.16)        (1.03)       (0.21)           --           (0.21)         6.66
12/31/03                 6.66        0.11           1.00          1.11        (0.16)           --           (0.16)         7.61
06/30/04(7)              7.61        0.04           0.03          0.07           --            --              --          7.68
                                           Strategic Multi-Asset Portfolio -- Class 1
12/31/99                10.46        0.24           2.50          2.74        (0.17)        (1.26)          (1.43)        11.77
12/31/00                11.77        0.29          (0.85)        (0.56)       (0.26)        (1.60)          (1.86)         9.35
12/31/01                 9.35        0.22          (1.08)        (0.86)       (0.44)        (1.43)          (1.87)         6.62
12/31/02                 6.62        0.13          (0.95)        (0.82)       (0.05)           --           (0.05)         5.75
12/31/03                 5.75        0.13           1.55          1.68        (0.07)           --           (0.07)         7.36
06/30/04(7)              7.36        0.07           0.25          0.32           --            --              --          7.68

--------------------  ----------------------------------------------------------------------
                                                                RATIO OF NET
                                                                 INVESTMENT
                                  NET ASSETS    RATIO OF           INCOME
                                    END OF      EXPENSES           (LOSS)          PORTFOLIO
       PERIOD           TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
       ENDED          RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
--------------------  ----------------------------------------------------------------------
                                      Natural Resources Portfolio -- Class 1
12/31/99                41.51%     $ 54,391       1.00%             0.97%             87%
12/31/00                19.42        71,625       0.92              0.53              85
12/31/01                (1.01)       71,144       0.90(5)           1.13(5)           48
12/31/02                 8.33        87,637       0.89              0.79              58
12/31/03                47.77       114,435       0.87              1.15              46
06/30/04(7)              3.59       114,518       0.85(4)           0.89(4)           19
                                      Natural Resources Portfolio -- Class 2
07/09/01-
  12/31/01(3)           (2.31)          991       1.09(4)(5)        0.46(4)(5)        48
12/31/02                 8.24         7,143       1.05              0.64              58
12/31/03                47.49        14,046       1.02              0.97              46
06/30/04(7)              3.52        17,126       1.00(4)           0.77(4)           19
                                      Natural Resources Portfolio -- Class 3
09/30/02-
  12/31/02(3)           11.48           288       1.22(4)           0.27(4)           58
12/31/03                47.30         6,201       1.11              0.68              46
06/30/04(7)              3.49        11,732       1.10(4)           0.75(4)           19
                                         Multi-Asset Portfolio -- Class 1
12/31/99                12.45       129,442       1.08              1.96              41
12/31/00                (0.57)      106,298       1.08              2.24              36
12/31/01                (4.31)       87,071       1.10(5)           2.18(5)           30
12/31/02               (12.96)       64,262       1.11(6)           1.82(6)           62
12/31/03                16.87        65,561       1.16              1.50              61
06/30/04(7)              0.92        62,268       1.16(4)           1.14(4)           17
                                    Strategic Multi-Asset Portfolio -- Class 1
12/31/99                28.15        79,273       1.46              2.42             159
12/31/00                (5.61)       61,771       1.18              2.61             165
12/31/01                (7.36)       49,059       1.21(5)           2.67(5)          179
12/31/02               (12.41)       36,914       1.25(6)           2.04(6)          161
12/31/03                29.26        43,407       1.27              2.04             156
06/30/04(7)              4.35        42,677       1.27(4)           1.78(4)           86

---------------
(1) Calculated based upon average shares outstanding.

(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.

(3) Inception date of class

(4) Annualized

(5) The ratio is net of custody credit of less than 0.01%.

(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

(7) Unaudited

See Notes to Financial Statements
---------------------
    78

---------------------

ANCHOR SERIES TRUST
TRUSTEE INFORMATION (unaudited)

  The following table contains basic information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the Fund complex.

                                                                                            NUMBER OF
                                            TERM OF                                        PORTFOLIOS
                         POSITION HELD     OFFICE AND                                        IN FUND
         NAME,                WITH         LENGTH OF                                         COMPLEX
      ADDRESS AND        AIG SUNAMERICA       TIME            PRINCIPAL OCCUPATIONS         OVERSEEN
    DATE OF BIRTH*          COMPLEX        SERVED(1)           DURING PAST 5 YEARS        BY TRUSTEE(2)
    --------------       --------------   ------------   -------------------------------  -------------
DISINTERESTED TRUSTEES
S. James Coppersmith(5)   Trustee         1996-2004      Retired                               41
DOB: February 23, 1933
Samuel M. Eisenstat       Chairman of     1986-Present   Attorney, solo practitioner           46
DOB: March 7, 1940        the Board
Stephen J. Gutman         Trustee         1986-Present   President and member of               46
DOB: May 10, 1943                                        Managing Directors, Beau
                                                         Brummel -- SoHo LLC (licensing
                                                         of menswear specialty retailing
                                                         and other activities) (June
                                                         1988 to present.)
INTERESTED TRUSTEES
Peter A. Harbeck(4)       Trustee         1994-Present   President, CEO and Director,          83
DOB: January 23, 1954                                    AIG SunAmerica Asset Management
                                                         Corp ("SAAMCo.") (August 1995
                                                         to present); Director, AIG
                                                         SunAmerica Capital Services,
                                                         Inc. ("SACS"), (August 1993 to
                                                         present.)


         NAME,
      ADDRESS AND           OTHER DIRECTORSHIPS HELD
    DATE OF BIRTH*                BY TRUSTEE(3)
    --------------       -------------------------------
DISINTERESTED TRUSTEES
S. James Coppersmith(5)  Director of BJ's Wholesale
DOB: February 23, 1933   Club, Inc.; Director of the
                         Boston Stock Exchange.
Samuel M. Eisenstat      Director of North European Oil
DOB: March 7, 1940       Royal Trust.
Stephen J. Gutman        None
DOB: May 10, 1943
INTERESTED TRUSTEES
Peter A. Harbeck(4)      None
DOB: January 23, 1954

---------------

* The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) Trustees serve until their successors are duly elected and qualified subject to the Trustees' retirement plan discussed in Note 7.

(2) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (9 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Focused Series, Inc. (15 portfolios), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), VALIC Company II (15 funds) and AIG Series Trust (4 funds).

(3) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(4) Mr. Harbeck is considered to be an Interested Trustee (as defined within the Investment Company Act of 1940) because he serves as President and CEO of the Advisor and Director of SACS.

(5) Effective on February 23, 2004 S. James Coppersmith retired as a trustee.

  Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

  The Trust will be required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. Once filed, the Trust's Form N-Q will be available without charge on the SEC's website at www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC's Public Reference Room, Washington, DC 20549-0102 or (iii) sending your request electronically to publicinfo@sec.gov.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the Securities and Exchange Commission's Internet site at http://www.sec.gov.
                                                           ---------------------

(AIG SUNAMERICA LOGO)
          1 SunAmerica Center
        Los Angeles, California 90067-6022

        ADDRESS SERVICE REQUESTED

THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                              I-1112-SAR (R 8/04)

--------------------------------------------------------------------------------
                                                                 Presorted
                                                                 Standard
                                                             U.S. Postage Paid
                                                                Towne, Inc.

--------------------------------------------------------------------------------

Item 2.   Code of Ethics

          Not applicable.

Item 3.   Audit Committee Financial Expert.

          Not applicable.

Item 4.   Principal Accountant Fees and Services.

          Not applicable.

Item 5.   Audit Committee of Listed Registrants.

          Not applicable.

Item 6.   Schedule of Investments.

          Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

          Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

          Not applicable.

Item 9.   Submission of Matters to a Vote of Security Holders.

          Not applicable.

Item 10.  Controls and Procedures.

          (a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

          (b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's first fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal contro1 over financial reporting.

Item 11.  Exhibits.

          (a)       (1) Not applicable.

                    (2) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

                    (3) Not applicable.

          (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust

By: /s/ Robert M. Zakem
    ---------------------------
    Robert M. Zakem
    President

Date: September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Robert M. Zakem
    ---------------------------
    Robert M. Zakem
    President

Date: September 7, 2004

By: /s/ Donna M. Handel
    ---------------------------
    Donna M. Handel
    Treasurer

Date: September 7, 2004


                                       2